PRINCIPAL INVESTORS FUND, INC.



                      CLASS A, CLASS B, AND CLASS C SHARES






                The date of this Prospectus is May 29, 2007.

                               TABLE OF CONTENTS

 Risk/Return Summary .................................................... 4

 LargeCap US Equity Funds
  Disciplined LargeCap Blend Fund........................................7

  Equity Income Fund I..................................................10

  LargeCap Growth Fund..................................................13

  LargeCap S&P 500 Index Fund...........................................16

  LargeCap Value Fund...................................................19

  Partners LargeCap Blend Fund..........................................22

  Partners LargeCap Blend Fund I........................................25

  Partners LargeCap Growth Fund I.......................................27

  Partners LargeCap Growth Fund II......................................30

  Partners LargeCap Value Fund..........................................33


 Small/MidCap US Equity Funds
  MidCap Blend Fund.....................................................36

  MidCap Stock Fund.....................................................39

  Partners MidCap Growth Fund...........................................42

  Partners MidCap Growth Fund I.........................................45

  Partners MidCap Value Fund............................................48

  Partners SmallCap Growth Fund II......................................51

  Real Estate Securities Fund...........................................54

  SmallCap Blend Fund...................................................57

  SmallCap Growth Fund..................................................60

  SmallCap Value Fund...................................................63

  West Coast Equity Fund................................................66


 International Equity Funds
  Diversified International Fund........................................69

  International Emerging Markets Fund...................................72


 Fixed-Income Funds
  Bond & Mortgage Securities Fund.......................................75

  Government & High Quality Bond Fund ...................................78

  High Yield Fund II ....................................................81

  Income Fund...........................................................83

  Inflation Protection Fund .............................................86

  Mortgage Securities Fund ..............................................89

  Preferred Securities Fund .............................................91


 Municipal Funds
  California Insured Intermediate Municipal Fund........................94

  California Municipal Fund.............................................97

  Tax-Exempt Bond Fund I................................................100


 Short-Term Fixed Income Funds
  Money Market Fund.....................................................103

  Short-Term Bond Fund ..................................................106

  Short-Term Income Fund................................................109

  Ultra Short Bond Fund .................................................112

 Asset Allocation Funds
  Principal LifeTime 2010 Fund..........................................118

  Principal LifeTime 2020 Fund..........................................119

  Principal LifeTime 2030 Fund..........................................120

  Principal LifeTime 2040 Fund..........................................121

  Principal LifeTime 2050 Fund..........................................122

  Principal LifeTime Strategic Income Fund..............................123


 Strategic Asset Management Portfolios
  Flexible Income Portfolio .............................................130

  Conservative Balanced Portfolio .......................................132

  Balanced Portfolio ....................................................133

  Conservative Growth Portfolio .........................................135

  Strategic Growth Portfolio ............................................136


The Costs of Investing..................................................141

Certain Investment Strategies and Related Risks.........................143

Management of the Funds .................................................150

Investing in the Funds..................................................167

Choosing a Share Class..................................................169

 Class A Shares......................................................... 169

 Class B Shares......................................................... 173

 Class C Shares......................................................... 174

CDSC Calculation and Waivers............................................174

How to Redeem (Sell) Shares.............................................175

How to Exchange Shares Among Principal Investors Funds..................177

Frequent Purchases and Redemptions......................................179

Pricing of Fund Shares..................................................180

Dividends and Distributions.............................................181

Tax Considerations......................................................182

Distribution Plans and Additional Information Regarding Intermediary
Compensation............................................................183

General Information About a Fund Account................................187

Portfolio Holdings Information..........................................189

Financial Highlights....................................................190

Additional Information..................................................238

Appendix A - Summary of Principal Risks .................................239

Appendix B - Definitions of the Indices Referenced in this Prospectus ...245

RISK/RETURN SUMMARY


Principal Investors Fund, Inc. (the "Fund" or "PIF") is comprised of sixty-seven investment portfolios, forty-eight of which (together, the "Funds") are offered through this prospectus. Principal Management Corporation ("Principal")* serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory and certain corporate administrative services to the Fund.


Principal Funds Distributor, Inc. (the "Distributor")* is the Fund's principal underwriter for Class A, Class B, and Class C shares. Princor Financial Services Corporation ("Princor")* is the Fund's principal underwriter for other share classes the Fund issues.


Principal has selected a Sub-Advisor or Sub-Advisors for each Fund based on the Sub-Advisors' experience with the investment strategy for which it was selected. The Sub-Advisors and the Funds each sub-advise are:


                     SUB-ADVISOR                               FUND(S)
                     -----------                               -------
 AllianceBernstein L.P.                                 Partners LargeCap Value

                                                        Partners LargeCap
 American Century Investment Management, Inc.           Growth II

                                                        Partners LargeCap
 BNY Investment Advisors                                Growth II
                                                        Partners LargeCap Value

 Columbus Circle Investors *                            LargeCap Growth


 Edge Asset Management, Inc. (formerly known as WM      Equity Income I
 Advisors, Inc.) *                                      High Yield II
                                                        Income
                                                        MidCap Stock
                                                        Short-Term Income
                                                        Strategic Asset
                                                        Management Portfolios
                                                        Mortgage Securities
                                                        West Coast Equity

                                                        Partners SmallCap
 Emerald Advisers, Inc.                                 Growth II

                                                        Partners SmallCap
 Essex Investment Management Company, LLC               Growth II

                                                        Partners LargeCap Blend
 Goldman Sachs Asset Management, L.P.                   I

 Jacobs Levy Equity Management, Inc.                    Partners MidCap Value

                                                        Partners MidCap Growth
 Mellon Equity Associates, LLP                          I

 Morgan Stanley Investment Management Inc. (doing       California Insured
 business as Van Kampen)                                Intermediate Municipal
                                                        California Municipal
                                                        Tax-Exempt Bond I

 Neuberger Berman Management Inc.                       Partners MidCap Value

                                                        Bond & Mortgage
                                                        Securities
                                                        Disciplined LargeCap
                                                        Blend
                                                        Diversified
                                                        International
 Principal Global Investors, LLC *                      Government & High
                                                        Quality Bond
                                                        Inflation Protection
                                                        International Emerging
                                                        Markets
                                                        LargeCap S&P 500 Index
                                                        LargeCap Value
                                                        MidCap Blend
                                                        Money Market
                                                        Principal LifeTime
                                                        Funds
                                                        Short-Term Bond
                                                        SmallCap Blend
                                                        SmallCap Growth
                                                        SmallCap Value
                                                        Ultra Short Bond

 Principal Real Estate Investors, LLC *                 Real Estate Securities

 Spectrum Asset Management, Inc. *                      Preferred Securities

                                                        Partners LargeCap Blend
 T. Rowe Price Associates, Inc.                         Partners LargeCap
                                                        Growth I

 Turner Investment Partners, Inc.                       Partners MidCap Growth

                                                        Partners SmallCap
 UBS Global Asset Management (Americas) Inc.            Growth II

*Principal Management Corporation, Columbus Circle Investors; Principal
 Global Investors, LLC; Principal Real Estate Investors, LLC; Principal Funds
 Distributor, Inc.; Princor Financial Services Corporation; Spectrum Asset
 Management, Inc.; and Edge Asset Management, Inc. are affiliates of
 Principal Life Insurance Company and with it are subsidiaries of Principal
 Financial Group, Inc. and members of the Principal Financial Group/(R)/.

Pursuant to an Agreement and Plan of Reorganization with each of WM Trust I, WM Trust II, and WM Strategic Asset Management Portfolios, LLC (the "WM Group of Funds"), Principal Investors Fund acquired substantially all the assets of each of the funds in the WM Group of Funds (a "WM Fund") effective January 12, 2007 ("the Reorganization Date")(the "WM Reorganization"). Edge Asset Management, Inc. (formerly known as WM Advisors, Inc.) had served as the investment adviser to the WM Group of Funds. Certain Funds of Principal Investors Fund commenced operations on the effective date of the WM Reorganization by succeeding to the operations of predecessor WM Funds. These Funds are the California Insured Intermediate Municipal, California Municipal, Equity Income I, High Yield II, Income, MidCap Stock, Short-Term Income, Tax-Exempt Bond I, Mortgage Securities, and West Coast Equity Funds and the Balanced, Conservative Balanced, Conservative Growth, Flexible Income, and Strategic Growth Portfolios (the "PIF/ WM Reorganization Funds").

All of the Funds described in this prospectus offer Class A shares and Class C shares. In addition, certain of the Funds offer Class B shares. Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase. Class B and Class C shares are not subject to a sales charge at the time of purchase but are subject to a contingent deferred sales charge ("CDSC") on shares redeemed within the applicable CDSC period as described in this prospectus. See "Choosing a Share Class" and "CDSC Calculation and Waivers" for more information.

MAIN STRATEGIES AND RISKS
Each Fund's investment objective is described in the summary description of each Fund. The Board of Directors may change a Fund's objective or its investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The summary of each Fund also describes the Fund's primary investment strategies (including the type or types of securities in which the Fund may invest), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the principal risks associated with an investment in the Fund. A fuller discussion of investment strategies and risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds are intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to bear investment losses during periods of adverse market conditions. The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called "principal risks." The principal risks of investing in the Funds are stated as to each Fund in the Fund's description. In addition to the risks identified in each Fund's description, each of the Funds is also subject to credit and counterparty risk, liquidity risk, market risk, and management risk (except the LargeCap S&P 500 Index Fund). These risks, and each of the other principal risks, are more fully explained in Appendix A to this prospectus.


INVESTMENT RESULTS
Below the description of each Fund is a bar chart showing the investment returns of its Class A shares for each of the past ten calendar years (or for each of the full calendar years since the Fund's inception). The bar chart is intended to provide some indication of the volatility of the Fund's past returns. The performance table following each bar chart shows how, for each applicable class of shares, average annual total returns of the Fund compare to returns of one or more broad-based securities market indices and an index of funds with similar investment objectives for the last one, five, and ten calendar years (or, in the case of a newer Fund, for the life of the Fund). An investment cannot be made directly in the indices and the indices' performance figures do not include any commissions, sales charges, or expenses that would be paid by investors purchasing the securities represented by the indices. Consult Appendix B for descriptions of the indices and category averages used in this prospectus. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. Average annual total returns shown in the performance table reflect the maximum applicable sales charge. PAST PERFORMANCE (BEFORE AND AFTER TAXES) DOES NOT GUARANTEE FUTURE RESULTS.

Performance for periods prior to the date on which a Fund's Class A, B, or C shares began operations (as indicated in the tables on the following pages) is based on the performance of another share class. For Funds other than the PIF/ WM Reorganization Funds, performance is based on the performance of the oldest share class of the Fund, either the Institutional Class shares or the Advisors Preferred Class shares (as noted in the performance chart and table), adjusted to reflect the expenses of the Fund's Class A, Class B, and Class C shares. The adjustments result in performance that is no higher than the historical performance of the applicable Institutional Class or Advisors Preferred Class shares. For the PIF/WM Reorganization Funds, performance of the Class A, B, and C shares of each Fund is based on the performance of the Class A, B, and C shares of the predecessor WM Fund. The performance of the Class B shares of the WM Fund that is the predecessor to High Yield Fund II for the periods prior to its introduction (May 5, 1998) and the performance of the Class C shares of each predecessor WM Fund for the periods prior to its introduction (March 1, 2002) are based on historical returns of the Class A shares of the predecessor WM Fund, adjusted to reflect the lack of initial sales charges and higher fund operating expenses for the Class B and C shares. The adjustments result in performance for the Class B and C shares that is likely to be different than the historical performance of the Class A shares.


The current 7-day yield for the Money Market Fund may be obtained by calling the Principal Investors Fund at 1-800-247-4123 or on the PrincipalFunds.com website.


There can be no assurance that any Fund will achieve its investment objective. It is possible to lose money by investing in the Funds. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal

Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

DISCIPLINED LARGECAP BLEND FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor's ("S&P") 500 Index (as of December 31, 2006 this range was between approximately $1.4 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, PGI, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


PGI believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. PGI's investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.


Among the principal risks of investing in the Fund are:

                                                                                 .Market Segment (LargeCap)
  . Equity Securities Risk                               . Derivatives Risk        Risk
  . Underlying Fund Risk                                 . Growth Stock Risk     . Value Stock Risk
  . Active Trading Risk

PGI has been the Fund's Sub-Advisor since December 30, 2002.


PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2003"27.54

"2004"12.16


"2005"6.54

2006 13.33



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.82%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -3.45%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)/(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                1 YEAR                  LIFE OF FUND
 CLASS A (BEFORE TAXES)......................................................             7.10                      13.03
     (AFTER TAXES ON DISTRIBUTIONS) /(//2)/ .................................             6.65                      12.51
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) /(2)/ ................             5.22                      11.15
 CLASS B ....................................................................             7.15                      13.36
 CLASS C.....................................................................            11.65                      13.93
 S&P 500 Index /(3)/ ........................................................            15.79                      14.74
 Morningstar Large Blend Category Average ...................................            14.12                      14.31
 /(1)/
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 30, 2002.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses, or taxes.
 For further information about the Fund's performance, see "Risk/Return
  Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                      CLASS A                 CLASS B                  CLASS C/(1)/
 Management Fees....................................          0.59%                   0.59%                       0.59%
 12b-1 Fees.........................................          0.25                    1.00                        1.00
 Other Expenses.....................................          0.36                    0.60                        1.91
                                                              ----                    ----                        ----
           TOTAL ANNUAL FUND OPERATING EXPENSES/(3)/          1.20%                   2.19%                       3.50%
 Expense Reimbursement/(2)/ ........................          0.32                    0.28                        1.68
                                                              ----                    ----                        ----
                                        NET EXPENSES          0.88%                   1.91%                       1.82%
 /(1)/
  The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 /(2)/
  Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund beginning on the Reorganization Date and ending on February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A, Class B and Class C shares on an annualized basis) not to exceed 0.88% for Class A, 1.91% for Class B and 1.82% for Class C shares.
 ///(3)/
  Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007.
  Certain other operating expenses of the Fund have increased effective January 1, 2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 --------------------------------------------------------------------------------------------------
                                         NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------
                         1         3         5        10            1       3         5          10
 CLASS A             $635    $  875    $1,139    $1,893         $635    $875    $1,139     $1,893
 CLASS B              694     1,054     1,345     2,246          194     654     1,145      2,246
 CLASS C              285       891     1,649     3,644          185     891     1,649      3,644

EQUITY INCOME FUND I

SUB-ADVISOR(S): Edge Asset Management, Inc. (formerly known as WM Advisors,
         Inc.) ("Edge")

OBJECTIVE: The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested for growth and who can accept fluctuations in the value of investments and the risks of investing in REIT securities, below-investment grade bonds, or foreign securities.

MAIN STRATEGIES AND RISKS
The Fund invests primarily (normally at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. government securities, and asset-backed securities. The Fund may also invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 20% of its assets in real estate investment trust ("REIT") securities. The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in securities of foreign issuers.

The Fund's investments may also include convertible securities, repurchase agreements, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs").


In selecting investments for the Fund, Edge looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in ''value'' stocks currently selling for less than Edge believes they are worth.

Among the principal risks of investing in the Fund are:

                                                                                 .
                                                         .Real Estate              U.S. Government Securities
  . Equity Securities Risk                                 Securities Risk         Risk
  . Fixed-Income Securities Risk                         . Value Stock Risk      . Derivatives Risk
                                                         .Foreign Securities
  . Underlying Fund Risk                                   Risk                  . Exchange Rate Risk
                                                         .High Yield
                                                           Securities Risk       . Prepayment Risk
  . U.S. Government Sponsored Securities Risk



Edge has provided investment advice to the Fund since the Fund's inception.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"1997"19.89


"1998"6.93


"1999"4.83


"2000"14.64


"2001"7.41


"2002"-12.82


"2003"29.22


"2004"18.72


"2005"9.46

2006 17.73



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.73%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.83%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                  1 YEAR       5 YEARS        10 YEARS
 CLASS A (BEFORE TAXES) ...............................................................     11.27        10.25           10.42
     (AFTER TAXES ON DISTRIBUTIONS) /(//2//)/ .........................................     10.15         9.51            8.65
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) /(//2//)/ ......................      8.77         8.69            8.16
 CLASS B ..............................................................................     11.73        10.24           10.28
 CLASS C ..............................................................................     15.84        10.62           10.17
 S&P 500 Index /(//3//) //(4)/ ........................................................     15.79         6.19            8.42
 S&P 500/Citigroup Value Index /(//3//)/ ..............................................     20.80        10.43            9.45
 Morningstar Large Value Category Average .............................................     18.18         8.38            8.80
 ///(//1//)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 31, 1939.
 ///(//2//)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(//3//)/ Index performance does not reflect deductions for fees, expenses, or taxes.
 ///(//4//)/
  Until December 16, 2005, when Standard & Poor's changed the name of the index and its calculation methodology, the index was called the S&P 500/Barra Value Index.
 For further information about the Fund's performance, see "Risk/Return Summary -
  Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                         CLASS A                  CLASS B                   CLASS C
 Management Fees......................................           0.51%                    0.51%                     0.51%
 12b-1 Fees...........................................           0.25                     1.00                      1.00
 Other Expenses.......................................           0.11                     0.22                      0.13
                                                                 ----                     ----                      ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES           0.87%                    1.73%                     1.64%
 Expense Reimbursement /(1)/ .........................            N/A                      N/A                       N/A
                                                                 ----                     ----                      ----
                                          NET EXPENSES           0.87%                    1.73%                     1.64%
 ///(1)/
 Principal has contractually agreed to limit the Fund's expenses attributable to Class A, B and C shares and, if necessary, pay expenses normally payable by the Fund through the period and ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A, B and C shares on an annualized basis) not to exceed 0.87% for Class A, 1.73% for Class B and 1.65% for Class C shares.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $634     $812     $1,006     $1,564          $634    $812    $1,006     $1,564
 CLASS B               676      945      1,139      1,813           176     545       939      1,813
 CLASS C               267      517        892      1,944           167     517       892      1,944

LARGECAP GROWTH FUND

SUB-ADVISOR(S): Columbus Circle Investors ("CCI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000/(R)/ Growth Index (as of December 31, 2006 this range was between approximately $1.2 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. To meet its investment objective, the Fund may invest in initial public offerings.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI's team of investment professionals selects companies that meet the criteria of positive momentum in a company's progress and positive surprise in reported results.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (LargeCap)
    Risk                  . Derivatives Risk        Risk
  .
    Underlying Fund Risk  . Active Trading Risk   . Growth Stock Risk
                          .Foreign Securities     .Initial Public Offerings
  . Exchange Rate Risk      Risk                    Risk

CCI became the Fund's Sub-Advisor on January 5, 2005.


PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2001"-24.65

"2002"-28.8


"2003*"28.66(2)


"2004"8.72


"2005"11.1
2006 9.24



 LOGO

   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q4 '01                                    13.65%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q1 '01                                   -23.34%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                          1 YEAR   5 YEARS     LIFE OF FUND
 CLASS A (BEFORE TAXES)..........................................   3.20    2.70/(2)/     -3.54/(2)/
     (AFTER TAXES ON DISTRIBUTIONS) /(//3//)/ ...................   2.99    2.65/(2)/     -3.59/(2)/
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) /(//3//)/    2.36    2.31/(2)/     -2.97/(2)/
 CLASS B.........................................................   3.18    2.68/(2)/     -3.41/(2)/
 CLASS C.........................................................   7.29    2.93/(2)/     -3.52/(2)/
 Russell 1000 Growth Index /(//4//)/ ............................   9.07    2.69          -1.58
 Morningstar Large Growth Category Average ......................   6.93    2.88          -1.26
 /(1)/
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Advisors Preferred Class. Had this gain not been recognized, the total return shown would have been lower.
 ///(//3//)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(//4//)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                      CLASS A                 CLASS B                  CLASS C/(1)/
 Management Fees ...................................          0.64%                   0.64%                       0.64%
 12b-1 Fees ........................................          0.25                    1.00                        1.00
 Other Expenses ....................................          0.34                    0.56                        1.34
                                                      ------------            ------------            ----------------
          TOTAL ANNUAL FUND OPERATING EXPENSES /(3)/          1.23%                   2.20%                       2.98%
 Expense Reimbursement /(2)/ .......................           N/A                     N/A                        0.95
                                                              ----                    ----                        ----
                                        NET EXPENSES          1.23%                   2.20%                       2.03%
 ///(1)/
  The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 ///(2)/
  Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.28% for Class A, 2.26% for Class B and 2.03% for Class C shares.
 ///(3)/
  Expense information has been restated to reflect current fees. The Fund's management fees were increased effective January 16,
  2007. The Fund's 12b-1 fees were increased effective January 16, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 --------------------------------------------------------------------------------------------------
                                         NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------
                         1         3         5        10            1       3         5          10
 CLASS A             $668    $  919    $1,188    $1,957         $668    $919    $1,188     $1,957
 CLASS B              723     1,088     1,380     2,288          223     688     1,180      2,288
 CLASS C              306       817     1,470     3,220          206     817     1,470      3,220

LARGECAP S&P 500 INDEX FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the S&P 500 Index. PGI attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2006, the market capitalization range of the Index was between approximately $1.4 billion and $446.9 billion. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P 500. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


PGI reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund's assets. PGI may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.


Among the principal risks of investing in the Fund are:

  . Equity Securities Risk              . Market Segment (LargeCap) Risk



NOTE: "Standard & Poor's 500" and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

PGI has been the Fund's Sub-Advisor since December 6, 2000.


PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2001"-12.56

"2002"-22.7


"2003"27.38


"2004"9.89


"2005"4.17

2006 14.93



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.93%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -17.36%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

   FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES).........................................  13.26    5.00          1.43
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ ......................  13.01    4.59          1.06
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) /(2)/ ...   8.96    4.23          1.13
 CLASS C .......................................................  13.32    4.73          1.12
 S&P 500 Index /(3)/ ...........................................  15.79    6.19          2.94
 Morningstar Large Blend Category Average ......................  14.12    5.92          3.10
 /(1)///
  Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for
  Class A and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                                     CLASS A                        CLASS C/(1)/
 Management Fees................................................             0.15%                             0.15%
 12b-1 Fees.....................................................             0.15                              1.00
 Other Expenses ................................................             0.38                              2.32
                                                                  ---------------               -------------------
                       TOTAL ANNUAL FUND OPERATING EXPENSES/(3)/             0.68%                             3.47%
 Expense Reimbursement/(2)/ ....................................             0.01                              2.17
                                                                             ----                              ----
                                                    NET EXPENSES             0.67%                             1.30%
 ///(1)/
  The expense shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 ///(2)/
  Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30%. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment
  Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).
 ///(3)/
  Expense information has been restated to reflect current fees. Certain operating expenses of the Fund have increased effective
  January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $217     $361     $  518     $  972          $217    $361    $  518     $  972
 CLASS C               232      827      1,584      3,577           132     828     1,584      3,577

LARGECAP VALUE FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000/(R)// /Value Index, which as of December 31, 2006 ranged between approximately $1.3 billion and $446.9 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. monitoring a stock's behavior in the market to assess the timeliness of the investment.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (LargeCap)
    Risk                  . Derivatives Risk        Risk
  .
    Underlying Fund Risk  . Active Trading Risk   . Value Stock Risk
                          .Foreign Securities
  . Exchange Rate Risk      Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.


PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2001"-7.73

"2002"-13.32


"2003"24.77


"2004"12.06


"2005"6.3

2006 19.48



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.20%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -15.15%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

   FOR THE PERIODS ENDED DECEMBER 31, 2006                          1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES) ............. ...........................
                                                                   12.94     7.78        5.51
     (AFTER TAXES ON DISTRIBUTIONS)/ //(2)/ .....................  11.96     7.24        5.03
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) /(2)/ ....   9.69     6.63        4.65
 CLASS B.........................................................  13.13     8.07        5.89
 CLASS C.........................................................  17.56     8.22        5.74
 Russell 1000 Value Index /(3)/ .................................  22.25    10.86        7.93
 Morningstar Large Value Category Average .......................  18.18     8.38        6.38
 /(1)///
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                      CLASS A                 CLASS B                  CLASS C/(1)/
 Management Fees....................................          0.45%                   0.45%                       0.45%
 12b-1 Fees.........................................          0.25                    1.00                        1.00
 Other Expenses ....................................          0.25                    0.57                        2.31
                                                      ------------            ------------            ----------------
           TOTAL ANNUAL FUND OPERATING EXPENSES/(3)/          0.95%                   2.02%                       3.76%
 Expense Reimbursement/(2)/ ........................          0.01                    0.01                        2.06
                                                              ----                    ----                        ----
                                        NET EXPENSES          0.94%                   2.01%                       1.70%
 ///(1)
  /The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 /(2)/
  Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class C shares on an annualized basis) not to exceed 1.70%. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment
  Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).
 ///(3)/
  Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007.
  Certain other operating expenses of the Fund have increased effective January 1, 2007.

  a Percentage of Average Daily Net Assets

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 --------------------------------------------------------------------------------------------------
                                         NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------
                         1         3         5        10            1       3         5          10
 CLASS A             $642    $  836    $1,047    $1,652         $642    $836    $1,047     $1,652
 CLASS B              705     1,034     1,288     2,072          205     634     1,088      2,072
 CLASS C              273       927     1,735     3,847          173     927     1,735      3,847

PARTNERS LARGECAP BLEND FUND

SUB-ADVISOR(S): T. Rowe Price Associates, Inc. ("T. Rowe Price")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.

MAIN STRATEGIES AND RISKS
The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of December 31, 2006 this range was between approximately $1.4 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund will generally remain fully invested (less than 5% cash reserves) and will have approximately the same industry weightings as compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the S&P 500 Index.


T. Rowe Price uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index. T. Rowe Price generally purchases for the Fund securities issued by companies in the S&P 500 Index, and therefore, its stock selection process will result in the purchase of both growth and value stocks.


A team of T. Rowe Price equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (LargeCap)
    Risk                  . Derivatives Risk        Risk
  .Foreign Securities
    Risk                  . Value Stock Risk      . Growth Stock Risk
  . Exchange Rate Risk



T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.


PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2001"-7.77

"2002"-16.85


"2003"23.09


"2004"9.64


"2005"4.04

2006 15.33



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.02%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -15.58%

  AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

   FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES).........................................   8.95    4.94         2.94
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ ......................   7.89    4.28         2.35
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) /(2)/ ...   6.73    4.08         2.34
 CLASS B........................................................   9.44    5.03         3.19
 CLASS C........................................................  13.27    5.29         3.13
 S&P 500 Index /(3)/ ...........................................  15.79    6.19         2.94
 Morningstar Large Blend Category Average ......................  14.12    5.92         3.10
 /(1)///
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on
  December 6, 2000.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                      CLASS A                 CLASS B                  CLASS C/(1)/
 Management Fees....................................          0.74%                   0.74%                       0.74%
 12b-1 Fees.........................................          0.25                    1.00                        1.00
 Other Expenses ....................................          0.42                    0.44                        2.35
                                                      ------------            ------------            ----------------
           TOTAL ANNUAL FUND OPERATING EXPENSES/(3)/          1.41%                   2.18%                       4.09%
 Expense Reimbursement/(2)/ ........................          0.01                    0.01                        1.89
                                                              ----                    ----                        ----
                                        NET EXPENSES          1.40%                   2.17%                       2.20%
 ///(1)
  /The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 /(2)/
  Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.20%. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment
  Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).
 ///(3)/
  Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007.
  Certain other operating expenses of the Fund have increased effective January 1, 2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $686    $  972    $1,279    $2,148        $686   $  972   $1,279    $2,148
 CLASS B             720     1,081     1,368     2,317         220      681    1,168     2,317
 CLASS C             323     1,042     1,909     4,145         223    1,042    1,909     4,145

PARTNERS LARGECAP BLEND FUND I

SUB-ADVISOR(S): Goldman Sachs Asset Management, L.P. ("Goldman Sachs")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

MAIN STRATEGIES AND RISKS
The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2006, the range was between approximately $1.4 billion and $446.9 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

Goldman Sachs seeks to outperform the S&P 500 Index by overweighting stocks that it believes are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. Goldman Sachs seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (LargeCap)
    Risk                  . Derivatives Risk        Risk
  . Active Trading Risk   . Value Stock Risk      . Growth Stock Risk
  .
    Underlying Fund Risk  . Exchange Rate Risk    . Foreign Securities Risk



Goldman Sachs became Sub-Advisor to the Fund on December 16, 2002.


PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)// /

"2001"-17.24

"2002"-25.34


"2003"27.24


"2004"10.17


"2005"5.58

2006 13.03



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '0314.32%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -17.59%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                          1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES)..........................................   6.85    3.37         -0.70
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ .......................   6.84    3.25         -0.83
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) /(2)/ ....   4.47    2.85         -0.65
 CLASS B.........................................................   6.89    3.35         -0.59
 CLASS C.........................................................  11.09    3.68         -0.60
 S&P 500 Index /(3)/ ............................................  15.79    6.19          2.94
 Morningstar Large Blend Category Average .......................  14.12    5.92          3.10
 /(1)/
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                      CLASS A                 CLASS B                  CLASS C/(1)/
 Management Fees ...................................          0.45%                   0.45%                       0.45%
 12b-1 Fees ........................................          0.25                    1.00                        1.00
 Other Expenses ....................................          0.43                    0.68                        2.35
                                                      ------------            ------------            ----------------
           TOTAL ANNUAL FUND OPERATING EXPENSES/(3)/          1.13%                   2.13%                       3.80%
 Expense Reimbursement /(2)/ .......................          0.02                    0.02                        1.90
                                                              ----                    ----                        ----
                                        NET EXPENSES          1.11%                   2.11%                       1.90%
 ///(1)
  /The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 /(2)/
  Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.90%. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment
  Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).
 (3)
  Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007.
  Certain other operating expenses of the Fund have increased effective January 1, 2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 --------------------------------------------------------------------------------------------------
                                         NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------
                         1         3         5        10            1       3         5          10
 CLASS A             $659    $  889    $1,138    $1,849         $659    $889    $1,138     $1,849
 CLASS B              714     1,065     1,342     2,205          214     665     1,142      2,205
 CLASS C              293       956     1,771     3,894          193     956     1,771      3,894

PARTNERS LARGECAP GROWTH FUND I

SUB-ADVISOR(S): T. Rowe Price Associates, Inc. ("T. Rowe Price")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations within the range of companies in the Russell 1000/(R)// /Growth Index (as of December 31, 2006, this range was between approximately $1.2 billion and $446.9 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The market capitalization of companies in the Fund's portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range.


T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices and foreign currencies.


Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (LargeCap)
    Risk                  . Derivatives Risk        Risk
  . Exchange Rate Risk    . Growth Stock Risk     . Active Trading Risk
  .Foreign Securities     .
    Risk                    Underlying Fund Risk

T. Rowe Price became the Sub-Advisor to the Fund on August 24, 2004.


PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2001"-14.99

"2002"-28.33


"2003"23.05


"2004"8.4


"2005"6.82

2006 5.27



 LOGO

   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q4 '01                                    12.68%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q1 '01                                   -18.16%

   AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)/ //(1)/

 FOR THE PERIODS ENDED DECEMBER 31, 2006                            1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES)............................................  -0.46    0.32         -3.36
     (AFTER TAXES ON DISTRIBUTIONS) /(2//)/ .......................  -1.12    0.01         -3.61
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) /(2)/ ......   0.55    0.22         -2.86
 CLASS B...........................................................  -0.56    0.29         -3.19
 CLASS C...........................................................   3.56    0.77         -3.11
 Russell 1000 Growth Index /(3)/ ..................................   9.07    2.69         -1.58
 Morningstar Large Growth Category Average ........................   6.93    2.88         -1.26
 /(1)/
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on
  December 6, 2000.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                      CLASS A                 CLASS B                  CLASS C/(1)/
 Management Fees ...................................          0.74%                   0.74%                       0.74%
 12b-1 Fees ........................................          0.25                    1.00                        1.00
 Other Expenses ....................................          0.58                    0.73                        2.32
                                                      ------------            ------------            ----------------
           TOTAL ANNUAL FUND OPERATING EXPENSES/(3)/          1.57%                   2.47%                       4.06%
 Expense Reimbursement /(2)/ .......................          0.01                    0.01                        1.86
                                                              ----                    ----                        ----
                                        NET EXPENSES          1.56%                   2.46%                       2.20%
 ///(1)
  /The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 ///(2)/
  Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.20%. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment
  Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).
 ///(3)
  /Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16,
  2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $701    $1,018    $1,358    $2,315        $701   $1,018   $1,358    $2,315
 CLASS B             749     1,168     1,514     2,583         249      768    1,314     2,583
 CLASS C             323     1,037     1,898     4,122         223    1,037    1,898     4,122

PARTNERS LARGECAP GROWTH FUND II

SUB-ADVISOR(S): American Century Investment Management, Inc. ("American
          Century") and BNY Investment Advisors ("BNY") (for the Fund's "cash buffer")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2006, the range was between approximately $1.2 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

American Century selects stocks of larger-sized companies it believes will increase in value over time using a growth investment strategy it developed. In implementing this strategy, American Century uses a bottom-up approach to stock selection. This means that American Century makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.


Using its extensive computer database, as well as other primary analytical research tools, American Century tracks financial information for individual companies to identify and evaluate trends in earnings, revenues, and other business fundamentals. Under normal market conditions, the Fund's portfolio will primarily consist of securities of companies whose earnings and revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help American Century buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.


Although American Century intends to invest the Fund's assets primarily in U.S. stocks, the Fund may invest up to 25% of its assets in securities of foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.


American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in debt securities, options, preferred stock and equity equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.


Principal has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). Principal believes that, over the long term, this strategy will enhance the investment performance of the Fund.


Among the principal risks of investing in the Fund are:

                                                                                 .Market Segment (LargeCap)
  . Equity Securities Risk                               . Derivatives Risk        Risk
  . Underlying Fund Risk                                 . Growth Stock Risk     . Foreign Securities Risk
  . Foreign Exchange Rate Risk



American Century has been the Fund's Sub-Advisor since December 6, 2000. BNY was added as an additional Sub-Advisor on March 1, 2006.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2001"-18.46

"2002"-26.48


"2003"25.2


"2004"8.55


"2005"3.93
2006 7.13



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    14.31%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '01
  -19.74%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                   1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES)....................................   1.22    1.01         -3.46
     (AFTER TAXES ON DISTRIBUTIONS)/ //(2)/ ...............  -0.65    0.55         -3.83
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)
     /(2)/.................................................   1.78    0.73         -3.00
 CLASS C...................................................   5.16    1.37         -3.30
 Russell 1000 Growth Index /(3)/ ..........................   9.07    2.69         -1.58
 Morningstar Large Growth Category Average ................   6.93    2.88         -1.26
 /(1)///
  Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for
  Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on
  December 6, 2000.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 /(1)/

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                                  CLASS A                          CLASS C/(1)/
 Management Fees............................................               0.99%                              0.99%
 12b-1 Fees.................................................               0.25                               1.00
 Other Expenses.............................................               8.80                               2.32
                                                                          -----                               ----
                   TOTAL ANNUAL FUND OPERATING EXPENSES/(3)/              10.04%                              4.31%
 Expense Reimbursement/(2)..................................
 /..........................................................               8.34                               1.86
                                                                          -----                               ----
                                                NET EXPENSES               1.70%                              2.45%
 ///(1)
  /The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 ///(2)/
  Principal has contractually agreed to limit the Fund's expenses attributable to Class A shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.70% for Class A shares.
 Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund with respect to its Class C shares through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.45% for Class C shares. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not
  "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).
 ///(3)/
  Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007.
  Certain other operating expenses of the Fund have increased effective January 1, 2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $713    $2,465    $4,167    $7,728        $713   $2,465   $4,167    $7,728
 CLASS C             348     1,109     2,014     4,332         248    1,109    2,014     4,332

PARTNERS LARGECAP VALUE FUND

SUB-ADVISOR(S): AllianceBernstein L.P. ("AllianceBernstein") and BNY Investment
          Advisors ("BNY") (for the Fund's "cash buffer")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, AllianceBernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000/(R)/ Value Index (as of December 31, 2006, this range was between approximately $1.3 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

AllianceBernstein employs an investment strategy, generally described as "value" investing. The firm seeks securities that exhibit low financial ratios, can be acquired for less than what AllianceBernstein believes is the issuer's intrinsic value, or whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to AllianceBernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that AllianceBernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For AllianceBernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


Principal has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). Principal believes that, over the long term, this strategy will enhance the investment performance of the Fund.


Among the principal risks of investing in the Fund are:

                                                                                 .Market Segment (LargeCap)
  . Equity Securities Risk                               . Derivatives Risk        Risk
  . Underlying Fund Risk                                 . Value Stock Risk      . Foreign Securities Risk
  . Exchange Rate Risk



AllianceBernstein has been the Fund's Sub-Advisor since December 6, 2000. BNY was added as an additional Sub-Advisor on March 1, 2006.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2001"4.84

"2002"-14.15


"2003"26.65


"2004"12.58


"2005"4.61

2006 21.16



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.40%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -18.59%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                        1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES).........................................  14.51     7.96        8.12
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ ......................  13.59     7.45        7.62
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/ //(2)/ .  10.63     6.79        6.93
 CLASS B........................................................  15.33     7.95        8.40
 CLASS C........................................................  19.14     8.32        8.33
 Russell 1000 Value Index /(3)/ ................................  22.25    10.86        7.93
 Morningstar Large Value Category Average ......................  18.18     8.38        6.38
 /(1)/
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on
  December 6, 2000.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                      CLASS A                 CLASS B                  CLASS C/(1)/
 Management Fees....................................          0.77%                   0.77%                       0.77%
 12b-1 Fees.........................................          0.25                    1.00                        1.00
 Other Expenses ....................................          0.39                    0.50                        2.30
                                                      ------------            ------------            ----------------
           TOTAL ANNUAL FUND OPERATING EXPENSES/(3)/          1.41%                   2.27%                       4.07%
 Expense Reimbursement/(2)/ ........................           N/A                     N/A                        1.82
                                                              ----                    ----                        ----
                                        NET EXPENSES          1.41%                   2.27%                       2.25%
 ///(1)
  /The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 ///(2)/
  Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.25%. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment
  Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).
 ///(3)/
  Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007.
  Certain other operating expenses of the Fund have increased effective January 1, 2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $686    $  972    $1,279    $ 2148        $686   $  972   $1,279    $ 2148
 CLASS B             730     1,109     1,415     2,389         230      709    1,215     2,389
 CLASS C             328     1,044     1,906     4,134         228    1,044    1,906     4,134

MIDCAP BLEND FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap/(R)/ Index (as of December 31, 2006, this range was between approximately $1.2 billion and $20.3 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research.


PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks of investing in the Fund are:

  .Equity Securities                                 .Market Segment (MidCap)
    Risk                  . Derivatives Risk           Risk
  .Foreign Securities
    Risk                  . Growth Stock Risk        . Value Stock Risk
                          .Initial Public
  . Exchange Rate Risk      Offerings Risk           . Active Trading Risk
  . MidCap Stock Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.


PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2001"-3.76

"2002"-8.91


"2003"31.21


"2004"17.21


"2005"8.75

2006 13.68



 LOGO

   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q2 '03                                    14.10%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q3 '01                                   -10.77%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)// /

  FOR THE PERIODS ENDED DECEMBER 31, 2006                            1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES)............................................   7.43    10.35        8.53
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ .........................   5.78     9.57        7.86
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) /(2)/ ......   6.70     8.91        7.33
 CLASS B...........................................................   8.40    11.18        9.38
 CLASS C ..........................................................  11.69    10.73        8.69
 Russell Midcap Index /(3)/ .......................................  15.26    12.88        9.56
 Morningstar Mid-Cap Blend Category Average .......................  13.92    10.51        8.86
 /(1//)///
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                 CLASS A                   CLASS B                    CLASS C/(1)/
 Management Fees..............................           0.64%                     0.64%                         0.64%
 12b-1 Fees...................................           0.25                      1.00                          1.00
 Other Expenses ..............................           0.25                      0.42                          2.35
                                                -------------             -------------             -----------------
                   TOTAL ANNUAL FUND OPERATING
                             EXPENSES/(//2//)/           1.14%                     2.06%                         3.99%
 Expense Reimbursement/(//3//)................
 /............................................           0.12                      0.74                          2.04
                                                         ----                      ----                          ----
                                  NET EXPENSES           1.02%                     1.32%                         1.95%
 ///(1)
  /The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 ///(2)/
  Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007.
  Certain other operating expenses of the Fund have increased effective January 1, 2007.
 ///(//3//)///
  Principal has contractually agreed to limit the Fund's expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund with respect to its Class A and Class B shares through the period ending June 30,
  2008. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets on an annualized basis) not to exceed 1.02% for Class A and 1.32% for Class B shares.
 Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets on an annualized basis) not to exceed 1.95% for Class C shares. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund.
  These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the
  Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $648     $875     $1,126     $1,844          $648    $875    $1,126     $1,844
 CLASS B               634      963      1,231      2,087           134     563     1,031      2,087
 CLASS C               298      997      1,847      4,049           198     997     1,847      4,049

MIDCAP STOCK FUND

SUB-ADVISOR(S): Edge Asset Management, Inc. (formerly known as WM Advisors,
         Inc.) ("Edge")

OBJECTIVE: The Fund seeks to provide long-term capital appreciation.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth and the risk of investing in REIT and foreign securities.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400 Index, which as of December 31, 2006 ranged between approximately $522 million and $10.6 billion at the time of purchase). Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund may invest up to 20% of its assets in real estate investment trust ("REIT") securities. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called ''junk bonds''). The Fund may also invest in money market instruments for temporary or defensive purposes.


The Fund may purchase or sell U.S. government securities and collateralized mortgage obligations on a ''when-issued'' or ''delayed-delivery'' basis in an aggregate of up to 20% of the market value of its total assets. The Fund may invest up to 25% of its assets in the securities of foreign issuers.


In selecting investments for the Fund, Edge looks for equity investments in companies that have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long run. In determining whether securities should be sold, Edge considers factors such as high valuations relative to other investment opportunities and deteriorating short- or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the S&P MidCap 400 Index.

Among the principal risks of investing in the Fund are:

                                                      .
                              .Foreign Securities       Market Segment (MidCap)
  . Equity Securities Risk      Risk                    Risk
                              .Real Estate
  . Small Company Risk          Securities Risk       . Derivatives Risk
                                                      .
                                                        Fixed-Income Securities
  . Underlying Fund Risk      . Exchange Rate Risk      Risk
                              .High Yield
  . MidCap Stock Risk           Securities Risk       . Prepayment Risk
  .U.S. Government
    Securities Risk



Edge has provided investment advice to the Fund since the Fund's inception.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2001"10.69

"2002"-10.48


"2003"26.78


"2004"13.87


"2005"12.94

2006 16.64



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    13.83%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -13.58%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)/(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                          1 YEAR               5 YEARS                LIFE OF FUND
 CLASS A (BEFORE TAXES) ...................................         10.25                 9.98                     13.65
     (AFTER TAXES ON DISTRIBUTIONS) /(//2//)/ .............          9.43                 9.44                     12.99
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)
     /(//2//)/.............................................          7.77                 8.64                     11.89
 CLASS B .........................................                  10.41                 9.83                     13.49
 CLASS C/..................................................
 /.........................................................         14.60                10.20                     13.55
 S&P MidCap 400 Index /(//3//)/ ...........................         10.32                10.89                      9.71
 Morningstar Mid-Cap Blend Category Average ...............         13.92                10.51                      8.78
 ///(//1//)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on March 1, 2000.
 ///(//2//)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 /(//3//)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS.

  FOR THE PERIOD ENDED OCTOBER 31, 2006                      CLASS A                   CLASS B                    CLASS C
 Management Fees...................................           0.75%                     0.75%                      0.75%
 12b-1 Fees........................................           0.25                      1.00                       1.00
 Other Expenses....................................           0.09                      0.32                       0.20
                                                              ----                      ----                       ----
               TOTAL ANNUAL FUND OPERATING EXPENSES           1.09%                     2.07%                      1.95%
 Expense Reimbursement.............................            N/A                      0.01                        N/A
                                                              ----                      ----                       ----
                                       NET EXPENSES           1.09%                     2.06%                      1.95%

 /(1)/
  Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.10% for Class A, 2.06% for Class B and 1.95% for Class C.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 --------------------------------------------------------------------------------------------------
                                         NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------
                         1         3         5        10            1       3         5          10
 CLASS A             $655    $  878    $1,118    $1,806         $655    $878    $1,118     $1,806
 CLASS B              709     1,048     1,312     2,148          209     648     1,112      2,148
 CLASS C              298       612     1,052     2,275          198     612     1,052      2,275

PARTNERS MIDCAP GROWTH FUND

SUB-ADVISOR(S): Turner Investment Partners, Inc. ("Turner")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2006 this range was between approximately $1.2 billion and $20.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


Turner selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Among the principal risks of investing in the Fund are:

  .Equity Securities                                 .Market Segment (MidCap)
    Risk                  . Derivatives Risk           Risk
  .Foreign Securities
    Risk                  . Growth Stock Risk        . Active Trading Risk
                          .Initial Public
  . Exchange Rate Risk      Offerings Risk           . MidCap Stock Risk
  . Small Company Risk    . Underlying Fund Risk

Turner has been the Fund's Sub-Advisor since December 6, 2000.


PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2001"-27.98

"2002"-31.56


"2003"47.71


"2004"11.43


"2005"11.23

2006 5.70



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    24.99%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -31.51%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)/(1)/

 FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES).........................................  -0.16    4.59         -2.44
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ ......................  -0.58    4.48         -2.53
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) /(2)/ ...   0.48    3.95         -2.05
 CLASS B........................................................  -0.16    4.66         -2.26
 CLASS C........................................................   3.90    4.99         -2.26
 Russell Midcap Growth Index /(3)/ .............................  10.66    8.22          2.87
 Morningstar Mid-Cap Growth Category Average ...................   9.01    6.48          2.13
 /(1)///
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                 CLASS A                   CLASS B                    CLASS C/(1)/
 Management Fees..............................           1.00%                     1.00%                         1.00%
 12b-1 Fees...................................           0.25                      1.00                          1.00
 Other Expense ...............................           0.58                      0.68                          1.44
                                                -------------             -------------             -----------------
     TOTAL ANNUAL FUND OPERATING EXPENSES/(3)/           1.83%                     2.68%                         3.44%
 Expense Reimbursement/(2)/ ..................           0.08                      0.18                          0.94
                                                         ----                      ----                          ----
                                  NET EXPENSES           1.75%                     2.50%                         2.50%

 /(1)/
  The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 /(2)/
  Principal has contractually agreed to limit the Fund's expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund through the period ending June 30, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class
  A and 2.50% for Class B shares.
 Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.50% for Class C shares. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund.
  These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the
  Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 /(3)/
  Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007.
  Certain other operating expenses of the Fund have increased effective January 1, 2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $718    $1,083    $1,475    $2,570        $718   $1,083   $1,475    $2,570
 CLASS B             753     1,213     1,602     2,793         253      813    1,402     2,793
 CLASS C             353       955     1,694     3,647         253      955    1,694     3,647

PARTNERS MIDCAP GROWTH FUND I

SUB-ADVISOR(S): Mellon Equity Associates, LLP ("Mellon Equity")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap/(R)/ Growth Index (as of December 31, 2006, this range was between approximately $1.2 billion and $20.3 billion)) at the time of purchase. In the view of Mellon Equity, many medium-sized companies:
.. are in fast growing industries,
.. offer superior earnings growth potential, and .. are characterized by strong balance sheets and high returns on equity.
The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Equity uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.


The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell," or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Equity manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks of investing in the Fund are:

  .Equity Securities                               .Market Segment (MidCap)
    Risk                  . Derivatives Risk         Risk
  .Foreign Securities                              .Initial Public Offerings
    Risk                  . Growth Stock Risk        Risk
  . Exchange Rate Risk    . MidCap Stock Risk      . Emerging Market Risk

Mellon Equity has been the Fund's Sub-Advisor since December 31, 2004.


PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2004"11.16

"2005"12.84

2006 8.44



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    12.68%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '06                                    -4.30%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)/(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR                                   LIFE OF FUND
 CLASS A (BEFORE TAXES)......................                       2.46                                       8.75
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ ...                      -0.03                                       7.35
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)/ //(2)/ .....................                       3.47                                       7.08
 CLASS C ....................................                       6.67                                       9.96
 Russell Midcap Growth Index /(3)/ ..........                      10.66                                      12.73
 Morningstar Mid-Cap Growth Category Average                        9.01                                      10.91
 /(1)/
  Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for
  Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on
  December 29, 2003.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                                  CLASS A                          CLASS C/(1)/
 Management Fees............................................              1.00%                               1.00%
 12b-1 Fees.................................................              0.25                                1.00
 Other Expenses ............................................              2.54                                1.44
                                                                          ----                                ----
                   TOTAL ANNUAL FUND OPERATING EXPENSES/(3)/              3.79%                               3.44%
 Expense Reimbursement/(2)/ ................................              2.04                                0.94
                                                                          ----                                ----
                                                NET EXPENSES              1.75%                               2.50%

 /(1)/
  The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 ///(2)/
 Principal has contractually agreed to limit the Fund's expenses attributable to Class A shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class A shares.

  Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund with respect to its Class C shares through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.50% for Class C shares. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not
  "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 /(3)/
  Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007.
  Certain other operating expenses of the Fund have increased effective January 1, 2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $718    $1,436    $2,205    $4,212        $718   $1,436   $2,205    $4,212
 CLASS C             353       955     1,694     3,647         253      955    1,694     3,647

PARTNERS MIDCAP VALUE FUND

SUB-ADVISOR(S): Neuberger Berman Management, Inc. ("Neuberger Berman") and
          Jacobs Levy Equity Management, Inc. ("Jacobs Levy")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap/(R)/ Value Index (as of December 31, 2006, this range was between approximately $1.3 billion and $19.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well-known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

Each of the Sub-Advisors selects stocks using a value oriented investment approach. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational, and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value. This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.


Jacobs Levy selects stocks by using proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as "disentangling." The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.


Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks of investing in the Fund are:

                                                     .Market Segment (MidCap)
  . Equity Securities Risk   . Value Stock Risk        Risk
  . Small Company Risk       . MidCap Stock Risk     . Underlying Fund Risk
  .Initial Public
    Offerings Risk



Neuberger Berman has been the Fund's Sub-Advisor since December 6, 2000. Jacobs Levy was added as an additional Sub-Advisor on June 30, 2006.


PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2001"-2.51

"2002"-10.59


"2003"34.96


"2004"21.66


"2005"10.01

2006 12.73



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    14.36%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.59%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)/(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES).........................................   6.51    11.46        10.01
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ ......................   4.80    10.44         9.14
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/ //(2)/ .   5.41     9.71         8.50
 CLASS B........................................................   7.78    11.82        10.36
 CLASS C........................................................  10.93    11.91        10.23
 Russell Midcap Value Index /(3)/ ..............................  20.22    15.88        13.51
 Morningstar Mid-Cap Value Category Average ....................  15.89    11.55        11.11
 /(1)///
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on
  December 6, 2000.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                 CLASS A                  CLASS B                    CLASS C/(1)/
 Management Fees..............................           1.00%                    1.00%                              1.00%
 12b-1 Fees...................................           0.25                     1.00                               1.00
 Other Expenses ..............................           1.21                     4.66                               1.42
                                                         ----                     ----                     --------------
   TOTAL ANNUAL FUND OPERATING EXPENSES/(//3)/           2.46%                    6.66%                              3.42%
 Expense Reimbursement/(2)....................
 /............................................           0.71                     4.16                               0.92
                                                         ----                     ----                     --------------
                                  NET EXPENSES           1.75%                    2.50%                              2.50%
 ///(1)
  /The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 ///(2)/
  Principal has contractually agreed to limit the Fund's expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class
  A and 2.50% for Class B shares.
 Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.50% for Class C shares. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).
 ///(3)/
  Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007.
  Certain other operating expenses of the Fund have increased effective January 1, 2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $718    $1,199    $1,718    $3,133        $718   $1,199   $1,718    $3,133
 CLASS B             753     1,933     3,035     5,186         253    1,534    2,842     5,186
 CLASS C             353       951     1,687     3,631         253      951    1,687     3,631

PARTNERS SMALLCAP GROWTH FUND II

SUB-ADVISOR(S): UBS Global Asset Management (Americas) Inc. ("UBS Global AM"),
          Emerald Advisers, Inc. ("Emerald"), Essex Investment Management Company, LLC ("Essex")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum, and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


UBS Global AM may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


Essex selects stocks of companies that are exhibiting accelerating growth in earnings and that Essex believes are undervalued relative to each company's future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Essex's fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Fund will sell a stock if the earnings growth decelerates, or if the valuation is no longer attractive relative to Essex's long-term growth expectations.


Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (SmallCap)
    Risk                  . Derivatives Risk        Risk
  .Foreign Securities                             .Initial Public Offerings
    Risk                  . Growth Stock Risk       Risk
  . Exchange Rate Risk    . Small Company Risk    . MidCap Stock Risk



UBS Global AM became the Fund's Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004. Essex was added as an additional Sub-Advisor on June 30, 2006.


PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2001"-21.21

"2002"-25.35


"2003"43.74


"2004"10.03


"2005"6.16

2006 7.99



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    29.59%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '01
  -31.34%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)/(1)// /

  FOR THE PERIODS ENDED DECEMBER 31, 2006                            1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES)............................................   2.00    5.05         -2.05
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ .........................   0.90    4.55         -2.44
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) /(2)/ ......   2.82    4.32         -1.75
 CLASS B...........................................................   2.26    5.12         -1.82
 CLASS C...........................................................   6.14    5.43         -1.84
 Russell 2000 Growth Index /(3)/ ..................................  13.35    6.93          4.05
 Morningstar Small Growth Category Average ........................  10.50    6.12          3.61
 /(1)/
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on
  December 6, 2000.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                 CLASS A                  CLASS B                    CLASS C/(1)/
 Management Fees..............................           1.00%                    1.00%                              1.00%
 12b-1 Fees...................................           0.25                     1.00                               1.00
 Other Expenses ..............................           0.82                     0.85                               2.32
                                                         ----                     ----                     --------------
   TOTAL ANNUAL FUND OPERATING EXPENSES/(3)///           2.07%                    2.85%                              4.32%
 Expense Reimbursement/(2)....................
 /............................................           0.12                     0.15                               1.62
                                                                                                           --------------
                                  NET EXPENSES           1.95%                    2.70%                              2.70%
 ///(1)
  /The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 ///(2)/
  Principal has contractually agreed to limit the Fund's expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund through the period ending June 30, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.95% for Class
  A and 2.70% for Class B shares.
  Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund with through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.70% for Class C shares. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund.
  These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the
  Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).
 ///(3)/
  Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007.
  Certain other operating expenses of the Fund have increased effective January 1, 2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $737    $1,146    $1,586    $2,804        $737   $1,146   $1,586    $2,804
 CLASS B             773     1,267     1,689     2,979         273      867    1,489     2,979
 CLASS C             373     1,138     2,042     4,358         273    1,138    2,042     4,358

REAL ESTATE SECURITIES FUND

SUB-ADVISOR(S): Principal Real Estate Investors, LLC ("Principal - REI")

OBJECTIVE: The Fund seeks to generate a total return.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest in smaller capitalization companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies. The Fund is "non-diversified," which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

Among the principal risks of investing in the Fund are:

  .Equity Securities
    Risk                   . Derivatives Risk       . Small Company Risk
  .Foreign Securities                               .Real Estate Securities
    Risk                   . Exchange Rate Risk       Risk
  . Sector Risk            . Underlying Fund Risk   . Active Trading Risk
                           .Non-Diversification
  . Prepayment Risk          Risk

Principal-REI has been the Fund's Sub-Advisor since December 6, 2000.


PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2001"7.52

"2002"7.81


"2003"37.3


"2004"33.14


"2005"14.85

2006 35.68



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    17.31%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -7.46%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)/(1)// /

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                   1 YEAR           5 YEARS             LIFE OF FUND
 CLASS A (BEFORE TAXES) ...........................                          28.22            23.75                 21.30
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ ............................       26.56            22.32                 19.83
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) /(2)/ .........       20.19            20.45                 18.25
 CLASS B..........................................                           30.06            24.16                 21.62
 CLASS C..........................................                           34.01            24.61                 21.90
 MSCI US REIT Index /(3)/ ............................................       35.92            23.22                 21.42
 Morningstar Specialty - Real Estate Category Average ................       33.61            22.98                 20.90
 /(1)/
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred
  Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/
  Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                   CLASS A                 CLASS B                   CLASS C/(1)/
 Management Fees.................................          0.84%                   0.84%                             0.84%
 12b-1 Fees......................................          0.25                    1.00                              1.00
 Other Expenses .................................          0.34                    0.47                              0.69
                                                           ----                    ----                    --------------
        TOTAL ANNUAL FUND OPERATING EXPENSES/(3)/          1.43%                   2.31%                             2.53%
 Expense Reimbursement/(2).......................
 /...............................................          0.15                    0.23                              0.55
                                                           ----                    ----                    --------------
                                     NET EXPENSES          1.28%                   2.08%                             1.98%
 ///(1)
  /The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 ///(2)
  /Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.28% for Class A, 2.08% for Class B and 1.98% for Class C shares.
 ///(3)/
  Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007.
  Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 --------------------------------------------------------------------------------------------------
                                         NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------
                         1         3         5        10            1       3         5          10
 CLASS A             $673    $  961    $1,273    $2,155         $673    $961    $1,273     $2,155
 CLASS B              711     1,096     1,411     2,404          211     696     1,211      2,404
 CLASS C              301       726     1,288     2,817          201     726     1,288      2,817

SMALLCAP BLEND FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000/(R)/ Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


PGI may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (SmallCap)
    Risks                 . Derivatives Risk        Risk
  .Foreign Securities
    Risk                  . Growth Stock Risk     . Value Stock Risk
                                                  .Initial Public Offerings
  . Exchange Rate Risk    . Active Trading Risk     Risk
  . Small Company Risk

PGI has been the Fund's Sub-Advisor since December 6, 2006.


PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2001"6.85

"2002"-17.67


"2003"41.83


"2004"15.69


"2005"9.09


2006 13.52


 LOGO

   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q2 '03                                    19.65%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q3 '02                                   -16.31%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                    1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES)....................................   7.30     9.59        10.06
     (AFTER TAXES ON DISTRIBUTIONS)/ //(2)/ ...............   6.05     8.95         9.51
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)
     /(2)/ ................................................   6.43     8.29         8.75
 CLASS B...................................................   7.67     9.75        10.28
 CLASS C...................................................  11.68     9.98        10.23
 Russell 2000 Index /(3)/ .................................  18.37    11.39         9.85
 Morningstar Small Blend Category Average .................  15.06    11.72        11.21
 /(1)///
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 /(1)/

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                   CLASS A                 CLASS B                   CLASS C/(//1)/
 Management Fees.................................          0.75%                   0.75%                             0.75%
 12b-1 Fees......................................          0.25                    1.00                              1.00
 Other Expenses .................................          0.41                    0.51                              2.32
                                                           ----                    ----                    --------------
        TOTAL ANNUAL FUND OPERATING EXPENSES/(3)/          1.41%                   2.26%                             4.07%
 Expense Reimbursement/(2)/ .....................          0.01                    0.01                              1.87
                                                           ----                    ----                    --------------
                                     NET EXPENSES          1.40%                   2.25%                             2.20%
 ///(1)
  /The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 ///(2)/
  Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.20%. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment
  Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).
 ///(3)/
  Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007.
  Certain other operating expenses of the Fund have increased effective January 1, 2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $685    $  971    $1,278    $2,147        $685   $  971   $1,278    $2,147
 CLASS B             728     1,105     1,409     2,380         228      705    1,209     2,380
 CLASS C             323     1,038     1,901     4,130         223    1,038    1,901     4,130

SMALLCAP GROWTH FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of December 31, 2006, the range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may invest in foreign securities, including securities of companies that are located or do business in emerging markets, and in initial public offerings.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (SmallCap)
    Risk                  . Derivatives Risk        Risk
  .Foreign Securities
    Risk                  . Growth Stock Risk     . Small Company Risk
                                                  .Initial Public Offerings
  . Exchange Rate Risk    . Active Trading Risk     Risk
  .                       .
    Underlying Fund Risk    Emerging Market Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.


PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2001"0.92

"2002"-39.56


"2003"47.71


"2004"14.05


"2005"3.78

2006 11.01



 LOGO

   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q4 '01                                     33.61%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q3 '01                                    -33.20%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                          1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES)..........................................   4.91    2.09         1.16
     (AFTER TAXES ON DISTRIBUTIONS)/ //(2)/ .....................   4.21    1.59         0.48
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) /(2)/ ....   4.03    1.70         0.74
 CLASS B.........................................................   4.65    1.59         0.83
 CLASS C.........................................................   9.04    2.33         1.20
 Russell 2000 Growth Index /(3)/ ................................  13.35    6.93         4.05
 Morningstar Small Growth Category Average ......................  10.50    6.12         3.61
 /(1)/
  Class A, B, and C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of
  Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES/ //(1)/
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                 CLASS A                     CLASS B                      CLASS C
 Management Fees.............................            0.75%                       0.75%                        0.75%
 12b-1 Fees..................................            0.25                        1.00                         1.00
 Other Expenses..............................            0.24                        1.13                         3.67
                                                         ----                        ----                         ----
         TOTAL ANNUAL FUND OPERATING EXPENSES            1.24%                       2.88%                        5.42%
 Expenses Reimbursement/(//2//)/ ............             N/A                        0.31                         3.21
                                               --------------              --------------              ---------------
                                 NET EXPENSES            1.24%                       2.57%                        2.21%
 ///(1)
  /The expenses shown are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 /(//2//)////
  /Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.42% for Class A, 2.57% for Class B and 2.21% for Class C.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $669    $  922    $1,194    $1,967        $669   $  922   $1,194    $1,967
 CLASS B             760     1,258     1,686     2,786         260      858    1,486     2,786
 CLASS C             324     1,285     2,391     5,115         224    1,285    2,391     5,115

SMALLCAP VALUE FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may invest in initial public offerings.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (SmallCap)
    Risk                  . Derivatives Risk        Risk
  .Foreign Securities                             .Initial Public Offerings
    Risk                  . Value Stock Risk        Risk
  . Exchange Rate Risk    . Active Trading Risk   . Underlying Fund Risk
  . Small Company Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)/ //(1)/

"2001"9.1

"2002"-3.51


"2003"42.22


"2004"18.85


"2005"8.23

2006 17.87



 LOGO

   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q2 '03                                    22.98%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q3 '02                                   -16.43%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                          1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES)..........................................  11.38    14.47        14.59
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ .......................  10.11    13.12        13.13
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/ //(2)/ ..   7.88    12.02        12.07
 CLASS B.........................................................  12.12    14.84        14.93
 CLASS C.........................................................  16.19    15.30        15.19
 Russell 2000 Value Index /(3)/ .................................  23.48    15.38        15.15
 Morningstar Small Value Category Average .......................  16.27    13.85        14.18
 /(1)/
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                 CLASS A                   CLASS B                    CLASS C/(1)/
 Management Fees..............................           0.75%                     0.75%                         0.75%
 12b-1 Fees...................................           0.25                      1.00                          1.00
 Other Expenses ..............................           1.23                      3.01                          1.37
                                                -------------             -------------             -----------------
     TOTAL ANNUAL FUND OPERATING EXPENSES/(3)/           2.23%                     4.76%                         3.12%
 Expense Reimbursement/(2)....................
 /............................................           0.88                      2.47                          1.04
                                                         ----                      ----                          ----
                                  NET EXPENSES           1.35%                     2.29%                         2.08%
 ///(1)
  /The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 ///(2)/Principal has contractually agreed to limit the Fund's expenses attributable to Class A, B, and Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A, Class B and
  Class C shares on an annualized basis) not to exceed 1.35% for Class A, 2.29% for Class B and 2.08% for Class C shares.
 ///(3)/
  Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007.
  Certain other operating expenses of the Fund have increased effective January 1, 2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $680    $1,115    $1,590    $2,898        $680   $1,115   $1,590    $2,898
 CLASS B             760     1,258     1,686     2,786         260      858    1,486     2,786
 CLASS C             311       849     1,529     3,345         211      849    1,529     3,345

WEST COAST EQUITY FUND

SUB-ADVISOR(S): Edge Asset Management, Inc. (formerly known as WM Advisors,
         Inc.) ("Edge")

OBJECTIVE: The Fund seeks to provide long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth, as well as the risks of investing in below-investment grade bonds and REIT securities.

MAIN STRATEGIES AND RISKS
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in the common stocks of small, medium, and large capitalization West Coast companies. The Sub-Advisor, Edge, defines West Coast companies to include those with: (i) principal executive offices located in the region, which includes Alaska, California, Oregon and Washington; (ii) over 50% of their work force employed in the region; or (iii) over 50% of their sales within the region. While no individual fund is intended as a complete investment program, this is particularly true of the West Coast Equity Fund which could be adversely impacted by economic trends within this four-state area.

The Fund may invest up to 20% of its assets in both REIT securities and below-investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may invest up to 25% of its net assets in U.S. dollar denominated securities of foreign issuers.


In selecting investments for the Fund, Edge selects equity securities based upon rigorous fundamental analysis that assesses the quality of each company's business, earnings growth potential, and stock valuation. Edge seeks to invest in good businesses that are well-managed, hold competitive advantages and that generate high returns on invested capital. Also taken into consideration is the industry in which a company operates, its position in the marketplace and the barriers to entry to prevent further competition. Edge seeks to buy companies at attractive prices compared to their business value.

Among the principal risks of investing in the Fund are:

                                                      .
  . Equity Securities Risk   . Exchange Rate Risk       Foreign Securities Risk
  .Geographic                .Real Estate
    Concentration Risk         Securities Risk        . MidCap Stock Risk
  .High Yield Securities
    Risk                     . Small Company Risk     . Underlying Fund Risk
  . Prepayment Risk



Edge has provided investment advice to the Fund since the Fund's inception.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"1997"32.88


"1998"22.98


"1999"42.27


"2000"6.65


"2001"6.34


"2002"-22.45


"2003"41.36


"2004"13.23


"2005"8.13

2006 11.81



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '98                                     45.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -25.14%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                            1 YEAR                5 YEARS                 10 YEARS
 CLASS A (BEFORE TAXES) ....................................          5.65                   7.24                   14.10
     (AFTER TAXES ON DISTRIBUTIONS) /(//2//)/ ..............          5.24                   7.02                   12.65
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)
     /(//2//)/..............................................          4.23                   6.26                   11.88
 CLASS B ...................................................          5.77                   7.13                   13.92
 CLASS C ...................................................          9.91                   7.52                   13.75
 Russell 3000 Index /(//3//)/ ..............................         15.72                   7.17                    8.64
 Morningstar Mid-Cap Blend Category Average ................         13.92                  10.51                   10.99
 /(//1//)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 24, 1986.
 ///(//2//)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 /(//3//)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS.

  FOR THE PERIOD ENDED OCTOBER 31, 2006                      CLASS A                   CLASS B                    CLASS C
 Management Fees...................................           0.48%                     0.48%                      0.48%
 12b-1 Fees........................................           0.25                      1.00                       1.00
 Other Expenses/...................................
 /.................................................           0.12                      0.30                       0.21
                                                              ----                      ----                       ----
               TOTAL ANNUAL FUND OPERATING EXPENSES           0.85%                     1.78%                      1.69%
 Expense Reimbursement/(//1//)//...................
 /.................................................            N/A                       N/A                        N/A
                                                              ----                      ----                       ----
                                       NET EXPENSES           0.85%                     1.78%                      1.69%
 /(1)///
  Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.86% for Class A, 1.78% for Class B and 1.70% for Class C shares.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                            1        3          5         10            1       3       5          10
 CLASS A               $632     $806     $  995     $1,541          $632    $806    $995     $1,541
 CLASS B                681      960      1,164      1,849           181     560     964      1,849
 CLASS C                272      533        918      1,998           172     533     918      1,998

DIVERSIFIED INTERNATIONAL FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MAIN STRATEGIES AND RISKS
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of companies: with their principal place of business or principal office outside the U.S.; companies for which the principal securities trading market is outside the U.S.; and companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S. Primary consideration is given to securities of corporations of Western Europe, Canada, Australia, New Zealand, and the Pacific Islands. Changes in investments are made as prospects change for particular countries, industries or companies. The Fund may invest in smaller capitalization companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its net assets (plus any borrowings for investment purposes) invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


In choosing investments for the fund, PGI pays particular attention to the long-term earnings prospects of the various companies under consideration. PGI then weighs those prospects relative to the price of the security.


The Fund may actively trade securities in an attempt to achieve its investment objective. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (SmallCap)
    Risk                  . Derivatives Risk        Risk
  .Foreign Securities
    Risk                  . Exchange Rate Risk    . Active Trading Risk
  . Small Company Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2001"-24.76

"2002"-16.84


"2003"33.34


"2004"19.53


"2005"23.16

2006 27.14



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    17.45%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -18.80%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)/(1)// /

 FOR THE PERIODS ENDED DECEMBER 31, 2006                            1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES)............................................  20.16    14.42         7.26
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ .........................  18.32    13.80         6.78
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) /(2)/ ......  15.16    12.56         6.22
 CLASS B ..........................................................  21.42    14.96         7.77
 CLASS C...........................................................  25.29    15.02         7.60
 Citigroup BMI Global ex-US Index /(3)/ ...........................  27.28    18.08        10.90
 Morningstar Foreign Large Blend Category Average .................  24.80    13.19         6.61
 /(1)///
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                      CLASS A                 CLASS B                  CLASS C/(1)/
 Management Fees....................................          0.90%                   0.90%                       0.90%
 12b-1 Fees.........................................          0.25                    1.00                        1.00
 Other Expenses ....................................          0.33                    0.47                        0.69
                                                              ----                    ----                        ----
         TOTAL ANNUAL FUND OPERATING EXPENSES/(3)///          1.48%                   2.37%                       2.59%
 Expense Reimbursement/(2)..........................
 /..................................................          0.19                    0.07                        0.51
                                                              ----                    ----                        ----
                                        NET EXPENSES          1.29%                   2.34%                       2.08%
 ///(1)
  /The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 ///(2)/
  Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.29% for Class A, 2.34% for Class B and 2.08% for Class C shares.
 ///(3)/
  Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007.
  Certain other operating expenses of the Fund have increased effective January 1, 2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 --------------------------------------------------------------------------------------------------
                                         NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------
                         1         3         5        10            1       3         5          10
 CLASS A             $674    $  972    $1,294    $2,203         $674    $972    $1,294     $2,203
 CLASS B              737     1,136     1,462     2,482          237     736     1,262      2,482
 CLASS C              311       749     1,322     2,880          211     749     1,322      2,880

INTERNATIONAL EMERGING MARKETS FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MAIN STRATEGIES AND RISKS
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. Under normal conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) are invested in emerging market country equity securities. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. PGI focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund invests in securities of:
.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

The Fund may invest assets in smaller or mid capitalization companies. PGI defines a smaller capitalization company as having a market capitalization between approximately $39 million and $3.1 billion. PGI defines a mid capitalization company as having a market capitalization between approximately $1.2 billion and $20.3 billion.

The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may actively trade securities in an attempt to achieve its investment objective.

Among the principal risks of investing in the Fund are:

  .Equity Securities
    Risk                   . Derivatives Risk        . Small Company Risk
  .Foreign Securities
    Risk                   . Exchange Rate Risk      . Active Trading Risk
  .
    Market Segment (Small  . Emerging Market Risk    . Underlying Fund Risk
    and MidCap) Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2001"-4.15

"2002"-7.56


"2003"55.89


"2004"24.95


"2005"34.98

2006 36.42



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    26.52%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '01
  -23.88%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                          1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES)..........................................  28.89    25.65        19.65
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ .......................  26.70    24.29        18.53
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/ //(2)/ ..  19.61    22.24        16.98
 CLASS B.........................................................  30.38    25.99        19.89
 CLASS C.........................................................  34.33    26.18        19.90
 MSCI Emerging Markets Free Index - NDTR /(3)/ ..................  32.17    26.59        21.11
 Morningstar Diversified Emerging Markets Category Average ......  32.36    25.98        20.58
 /(1)///
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
 After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                        CLASS A                   CLASS B                    CLASS C/(1)/
 Management Fees..............................           1.20%                     1.20%                         1.20%
 12b-1 Fees...................................           0.25                      1.00                          1.00
 Other Expenses ..............................           0.55                      0.83                          2.34
                                                -------------             -------------             -----------------
     TOTAL ANNUAL FUND OPERATING EXPENSES/(3)/           2.00%                     3.03%                         4.54%
 Expense Reimbursement/(2)....................
 /............................................            N/A                       N/A                          1.74
                                                         ----                      ----                          ----
                                  NET EXPENSES           2.00%                     3.03%                         2.80%
 ///(1)
  /The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 ///(2)
  /Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.80% for Class C shares. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund.
  These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the
  Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).
 ///(3)/

  Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $742    $1,143    $1,568    $2,749        $742   $1,143   $1,568    $2,749
 CLASS B             806     1,336     1,791     3,105         306      936    1,591     3,105
 CLASS C             383     1,189     2,132     4,529         283    1,189    2,132     4,529

BOND & MORTGAGE SECURITIES FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks to provide current income.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

MAIN STRATEGIES AND RISKS
Under normal circumstances, the Fund invests at least 80% of its net assets
(plus any borrowings for investment purposes) in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of PGI of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may also enter into reverse repurchase agreements to attempt to enhance portfolio return and income and may lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.


The Fund may actively trade securities in an attempt to achieve its investment objective.


During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

68.43% in securities      11.85% in securities       0.25% in securities rated
rated Aaa                 rated Baa                  Caa
4.97% in securities       3.08% in securities rated  0.02% in securities rated
rated Aa                  Ba                         Ca
8.90% in securities       2.50% in securities rated
rated A                   B



Among the principal risks of investing in the Fund are:

  .Fixed-Income                                   .U.S. Government Securities
    Securities            . Prepayment Risk         Risk
  . Active Trading Risk   . Derivatives Risk      . Portfolio Duration Risk
  .
    Municipal Securities  .High Yield
    Risk                    Securities Risk       . Underlying Funds Risk
  .U.S. Government
    Sponsored Securities
    Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2001"6.94

"2002"8.58


"2003"3.56


"2004"4.08


"2005"2.17



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                     4.07%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -2.45%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                          1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES)..........................................  -0.43    3.55         4.26
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ .......................  -2.02    2.16         2.71
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) /(2)/ ....  -0.31    2.20         2.70
 CLASS B.........................................................  -1.53    3.59         4.51
 CLASS C.........................................................   2.50    3.77         4.34
 Lehman Brothers Aggregate Bond Index /(3)/ .....................   4.33    5.06         5.62
 Morningstar Intermediate-Term Bond Category Average ............   4.11    4.61         5.19
 /(1)///
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                    CLASS A                  CLASS B                   CLASS C/(1)/
 Management Fees.................................           0.53%                    0.53%                       0.53%
 12b-1 Fees......................................           0.25                     1.00                        1.00
 Other Expense ..................................           0.25                     0.52                        2.33
                                                            ----                     ----                        ----
        TOTAL ANNUAL FUND OPERATING EXPENSES/(3)/           1.03%                    2.05%                       3.86%
 Expense Reimbursement/(2)/ .....................           0.09                     0.45                        2.11
                                                            ----                     ----                        ----
                                     NET EXPENSES           0.94%                    1.60%                       1.75%
 ///(1)
  /The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 /(2)/Principal has contractually agreed to limit the Fund's expenses attributable to Class A and to Class B shares and, if necessary, pay expenses normally payable by the Fund through the period ending June 30, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.94% for
  Class A and 1.60% for Class B.
 Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class C shares. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund.
  These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the
  Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).
 ///(3)/
  Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $542     $741     $  971     $1,632          $542    $741    $  971     $1,632
 CLASS B               663      929      1,195      2,020           163     529       995      2,020
 CLASS C               278      951      1,778      3,931           178     951     1,778      3,931

GOVERNMENT & HIGH QUALITY BOND FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks to provide current income.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

MAIN STRATEGIES AND RISKS
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in securities that are AAA rated or issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by PGI to be of equivalent quality.

PGI seeks undervalued securities that represent good long-term investment opportunities. Securities may be sold when PGI believes they no longer represent good long-term value.


The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks of investing in the Fund are:

  .Fixed-Income Securities                             .Portfolio Duration
    Risk                       . Derivatives Risk        Risk
  .U.S. Government
    Securities Risk            . Active Trading Risk   . Prepayment Risk
  .
    U.S. Government Sponsored
    Securities Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2001"6.55

"2002"7.98


"2003"1.12


"2004"3.08


"2005"1.6

2006 3.84



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                     4.05%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -1.70%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                    1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES)....................................  -0.84    2.55         3.32
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ .................  -2.31    1.16         1.79
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)
     /(2)/ ................................................  -0.57    1.35         1.90
 CLASS B...................................................  -2.03    2.47         3.45
 CLASS C...................................................   2.12    2.77         3.39
 Lehman Brothers Government/Mortgage Index /(3)/ ..........   4.33    4.73         5.23
 Morningstar Intermediate Government Category Average .....   3.44    3.90         4.40
 /(1)///
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 /(1)/

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                 CLASS A                   CLASS B                    CLASS C/(1)/
 Management Fees..............................           0.40%                     0.40%                         0.40%
 12b-1 Fees...................................           0.25                      1.00                          1.00
 Other Expenses ..............................           0.22                      0.35                          2.35
                                                         ----                      ----                          ----
     TOTAL ANNUAL FUND OPERATING EXPENSES/(3)/           0.87%                     1.75%                         3.75%
 Expense Reimbursement/(2)/ ..................           0.01                      0.01                          2.10
                                                -------------             -------------             -----------------
                                  NET EXPENSES           0.86%                     1.74%                         1.65%
 ///(1)
  /The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 ///(2)//
  /Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.65% for Class C shares. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund.
  These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the
  Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).
 ///(3)/
  Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $534     $714     $  909     $1,473          $534    $714    $  909     $1,473
 CLASS B               677      950      1,148      1,829           177     550       948      1,829
 CLASS C               268      919      1,727      3,835           168     919     1,727      3,835

HIGH YIELD FUND II

SUB-ADVISOR(S): Edge Asset Management, Inc. (formerly known as WM Advisors,
         Inc.) ("Edge")

OBJECTIVE: The Fund seeks to provide a relatively high level of current income.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities and emerging markets.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in high-yield, high-risk, below-investment grade fixed-income securities (sometimes called "junk bonds"), which may include foreign investments. The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income securities (including convertible securities and preferred stocks) rated lower than BBB by S&P or Fitch or rated lower than Baa by Moody's or of equivalent quality as determined by Edge. The remainder of the Fund's assets may be invested in any other securities Edge believes are consistent with the Fund's objective, including higher rated fixed-income securities, common stocks, real estate investment trusts and other equity securities. The Fund may also invest in securities of foreign issuers, including those located in developing or emerging countries, and engage in hedging strategies involving options.

Among the principal risks of investing in the Fund are:

  .Fixed-Income
    Securities Risk         . Derivatives Risk       . Underlying Fund Risk
  .High Yield Securities    .Foreign Securities      .Real Estate Securities
    Risk                      Risk                     Risk
  .
    Equity Securities Risk  . Small Company Risk     . Exchange Rate Risk
  .Portfolio Duration
    Risk                    . Emerging Market Risk



Edge has provided investment advice to the Fund since the Fund's inception.


PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"1999"12.02

"2000"-1.53


"2001"3.14


"2002"3.66


"2003"28.1


"2004"11.43


"2005"6.59

2006 14.46


LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.01%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '00                                    -5.41%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                     1 YEAR                 5 YEARS                  LIFE OF FUND
 CLASS A (BEFORE TAXES) ...........................
                                                                9.37                  11.51                        7.61
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ ...........           6.28                   8.22                        3.92
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES) /(2)/...................................           6.42                   7.88                        4.09
 CLASS B ..........................................
                                                                8.55                  11.42                        7.47
 CLASS C ..........................................            12.58                  11.71                        7.30
 Citigroup US High-Yield Market Capped Index
 /(//3//)/...........................................          10.21                    N/A                       10.44
 Morningstar High Yield Bond Category Average .......          10.13                   8.93                        4.51
 ///(1)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on April 8, 1998. The predecessor fund's performance between 1998 and 1999 benefited from the agreement of Edge and its affiliates to limit the
  Fund's expenses.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 /(//3//)/ Index performance information reflects no deduction for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS.

  FOR THE PERIOD ENDED OCTOBER 31, 2006                      CLASS A                   CLASS B                    CLASS C
 Management Fees...................................           0.53%                     0.53%                      0.53%
 12b-1 Fees........................................           0.25                      1.00                       1.00
 Other Expenses....................................           0.12                      0.13                       0.12
                                                              ----                      ----                       ----
               TOTAL ANNUAL FUND OPERATING EXPENSES           0.90%                     1.66%                      1.65%
 Expense Reimbursement/(//1//)/ ...................            N/A                       N/A                        N/A
                                                              ----                      ----                       ----
                                       NET EXPENSES           0.90%                     1.66%                      1.65%
 /(1)/
  Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A, 1.66% for Class B and 1.65% for Class C shares.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                            1        3          5         10            1       3       5          10
 CLASS A               $538     $724     $  926     $1,508          $538    $724    $926     $1,508
 CLASS B                669      923      1,102      1,763           169     523     902      1,763
 CLASS C                268      520        897      1,955           168     520     897      1,955

INCOME FUND

SUB-ADVISOR(S): Edge Asset Management, Inc. (formerly known as WM Advisors,
         Inc.) ("Edge")

OBJECTIVE: The Fund seeks to provide a high level of current income consistent with preservation of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and REIT securities.

MAIN STRATEGIES AND RISKS
Under normal circumstances, the Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may also invest in convertible securities and REIT securities.

The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging or non-hedging purposes and may purchase and sell currencies on a spot (i.e. cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Fund may enter into dollar roll transactions, which may involve leverage and purchase and sell interest rate futures and options.


The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to "hedge" or protect its portfolio from adverse movements insecurities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk.


Among the principal risks of investing in the Fund are:

  .Fixed-Income                                    .Real Estate Securities
    Securities Risk        . Derivatives Risk        Risk
                           .
  . Exchange Rate Risk       Underlying Fund Risk  . Foreign Securities Risk
                                                   .
                           .High Yield               U.S. Government Securities
  . Prepayment Risk          Securities Risk         Risk
  .U.S. Government         .Portfolio Duration
    Sponsored Securities     Risk
    Risk



Edge has provided investment advice to the Fund since the Fund's inception.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"1997"10.51


"1998"7.15


"1999"0.09


"2000"9.05


"2001"8.09


"2002"8.11


"2003"8.95


"2004"5.14


"2005"1.67

2006 5.15



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      4.63%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.87%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                       1 YEAR                  5 YEARS                   10 YEARS
 CLASS A (BEFORE TAXES) ..............................           0.41                    4.80                       5.85
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ ............          -1.49                    2.68                       3.39
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)
     /(2)/............................................           0.23                    2.83                       3.46
 CLASS B .............................................          -0.73                    4.67                       5.71
 CLASS C .............................................           3.27                    4.99                       5.65
 Citigroup Broad Investment-Grade Bond Index /(//3//)/           4.33                    5.10                       6.26
 Morningstar Intermediate-Term Bond Category Average .           4.11                    4.61                       5.51
 ///(1)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on December 15, 1975. The predecessor fund's performance in 1999 benefited from the agreement of Edge and its affiliates to limit the Fund's expenses.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(//3//)/ Index performance information reflects no deduction for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS.

  FOR THE PERIOD ENDED OCTOBER 31, 2006                      CLASS A                   CLASS B                    CLASS C
 Management Fees...................................           0.50%                     0.50%                      0.50%
 12b-1 Fees........................................           0.25                      1.00                       1.00
 Other Expenses....................................           0.14                      0.15                       0.14
                                                              ----                      ----                       ----
               TOTAL ANNUAL FUND OPERATING EXPENSES           0.89%                     1.65%                      1.64%
 Expense Reimbursement/(1)/ .......................            N/A                      0.01                        N/A
                                                              ----                      ----                       ----
                                       NET EXPENSES           0.89%                     1.64%                      1.64%

 /(1)/
  Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A, 1.64% for Class B and 1.65% for Class C shares.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                            1        3          5         10            1       3       5          10
 CLASS A               $537     $721     $  921     $1,497          $537    $721    $921     $1,497
 CLASS B                667      919      1,096      1,751           167     519     896      1,751
 CLASS C                267      517        892      1,944           167     517     892      1,944

INFLATION PROTECTION FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks to provide current income and real (after-inflation) total returns.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

MAIN STRATEGIES AND RISKS
Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
.. inflation protected debt securities issued by the U.S. Treasury and U.S.
  Government sponsored entities as well as inflation protected debt securities issued by corporations;
.. inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
.. floating rate notes;
.. adjustable rate mortgages;
.. derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and .. commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The Fund may invest up to 15% of assets in high yield securities ("junk bonds") but not in securities rated lower than CCC- or Caa3 by S&P or Moody's or, if unrated, determined by PGI to be of comparable quality.


The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


The Fund may also enter into reverse repurchase agreements and may lend its portfolio securities to brokers, dealers and other financial institutions.


PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

88.50% in securities       3.79% in securities       0.01% in securities rated
rated Aaa                  rated Baa                 Caa
0.65% in securities rated  4.07% in securities       0.03% in securities rated
Aa                         rated Ba                  Ca
1.48% in securities rated  1.45% in securities       0.02% in securities rated
A                          rated B                   C


Among the principal risks of investing in the Fund are:

  .Fixed-Income            .Foreign Securities
    Securities Risk          Risk                  . Exchange Rate Risk
  .
    High Yield Securities
    Risk                   . Derivatives Risk      . Prepayment Risk
                                                   .
                           .Portfolio Duration       U.S. Government Securities
  . Underlying Fund Risk     Risk                    Risk
  .U.S. Government
    Sponsored Securities
    Risk



PGI has been the Fund's Sub-Advisor since December 29, 2004.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2005"2.35
2006 0.84


LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '06                                      3.58%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '06                                    -2.00%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                          1 YEAR                                  LIFE OF FUND
 CLASS A (BEFORE TAXES)......................                       -3.68                                     -0.57
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ ....                      -4.96                                     -2.05
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/ //(2)/..........................                      -2.40                                     -1.33
 CLASS C .....................................
  ...........................................                       -0.66                                      0.97
 Lehman Brothers US Treasury TIPS Index /(3)/                        0.41                                      1.66
 Morningstar Inflation Protected Bond Category
 Average .....................................                       0.09                                      1.04
 /(1)///
  Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for
  Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on
  December 29, 2004.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 /(1)/

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                                       CLASS A                       CLASS C/(1)/
 Management Fees..................................................             0.40%                           0.40%
 12b-1 Fees.......................................................             0.25                            1.00
 Other Expenses ..................................................             1.29                            2.38
                                                                               ----                            ----
                         TOTAL ANNUAL FUND OPERATING EXPENSES/(3)/             1.94%                           3.78%
 Expense Reimbursement/(2)........................................
 /................................................................             1.04                            2.13
                                                                               ----                            ----
                                                      NET EXPENSES             0.90%                           1.65%
 ///(1)
  /The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 ///(2)/
  Principal has contractually agreed to limit the Fund's expenses attributable to Class A shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A shares.
 Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.65%. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment
  Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).
 ///(3)/
  Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

  EXAMPLE

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                             1        3         5         10            1       3        5          10
 CLASS A                $538     $919     1,342     $2,518          $538    $919    1,342     $2,518
 CLASS C                 268      925     1,738      3,859           168     925    1,738      3,859

MORTGAGE SECURITIES FUND

SUB-ADVISOR(S): Edge Asset Management, Inc. (formerly known as WM Advisors,
         Inc.) ("Edge")

OBJECTIVE: The Fund seeks to provide a high level of current income consistent with safety and liquidity.

INVESTOR PROFILE: The Fund may be appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in mortgage-backed securities, including collateralized mortgage obligations. The Fund may also invest in dollar rolls, which may involve leverage.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in U.S. government securities. Certain issuers of U.S. government securities are sponsored or chartered by Congress but their securities are neither issued or guaranteed by the U.S. Treasury.


The Fund invests in mortgage securities which represent good longer term value, taking into account potential returns, prepayment and credit risk as well as deal-structure where appropriate. The Fund also invests in Treasury and Agency securities primarily for duration and liquidity management purposes.


Among the principal risks of investing in the Fund are:

  .Fixed-Income
    Securities Risk        . Derivatives Risk          . Prepayment Risk
  .Portfolio Duration      .U.S. Government
    Risk                     Securities Risk           . Underlying Fund Risk
  .U.S. Government
    Sponsored Securities
    Risk



Edge has provided investment advice to the Fund since the Fund's inception.


PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)/ //(1)/

"1997"9.92


"1998"7.21


"1999"0.13


"2000"10.27


"2001"7.16


"2002"8.37


"2003"1.83


"2004"3.56


"2005"2.01

2006 4.25



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      4.11%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.23%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1) /

  FOR THE PERIODS ENDED DECEMBER 31, 2006                       1 YEAR                  5 YEARS                   10 YEARS
 CLASS A (BEFORE TAXES) ..............................          -0.46                    3.03                       4.93
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ ............          -2.02                    1.36                       2.89
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)
     /(2)/............................................          -0.32                    1.59                       2.94
 CLASS B .............................................          -1.51                    2.88                       4.78
 CLASS C .............................................           2.52                    3.22                       4.73
 Citigroup Mortgage Index /(//3//)/ ..................           5.17                    4.90                       6.18
 Morningstar Intermediate Government Category Average            3.44                    3.90                       7.62
 ///(1)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984. The predecessor fund's performance between 1998 and 2000 benefited from the agreement of Edge and its affiliates to limit the fund's expenses. On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 /(//3//)/ Index performance information reflects no deduction for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS.

  FOR THE PERIOD ENDED OCTOBER 31, 2006                      CLASS A                   CLASS B                    CLASS C
 Management Fees...................................           0.50%                     0.50%                      0.50%
 12b-1 Fees........................................           0.25                      1.00                       1.00
 Other Expenses....................................           0.16                      0.16                       0.13
                                                              ----                      ----                       ----
               TOTAL ANNUAL FUND OPERATING EXPENSES           0.91%                     1.66%                      1.63%
 Expense Reimbursement/(1)/ .......................            N/A                      0.01                        N/A
                                                              ----                      ----                       ----
                                       NET EXPENSES           0.91%                     1.65%                      1.63%
 /(1)/
  Principal has contractually agreed to limit the Fund's expense attributable to Class A, B and C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.91% for Class
  A, 1.65% for Class B and 1.63% for Class C shares.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                            1        3          5         10            1       3       5          10
 CLASS A               $539     $727     $  931     $1,519          $539    $727    $931     $1,519
 CLASS B                668      922      1,101      1,765           168     522     901      1,765
 CLASS C                266      514        887      1,933           166     514     887      1,933

PREFERRED SECURITIES FUND

SUB-ADVISOR(S): Spectrum Asset Management, Inc. ("Spectrum")

OBJECTIVE: The Fund seeks to provide current income.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. The rest of the Fund's assets may be invested in common stocks, debt securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.


The Fund is considered non-diversified and can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Among the principal risks of investing in the Fund are:

  .Fixed-Income
    Securities Risk        . Derivatives Risk          . Sector Risk
                                                       .
  .Non-Diversification                                   Real Estate Securities
    Risk                   . Equity Securities Risk      Risk
  .U.S. Government         .U.S. Government
    Sponsored Securities     Securities Risk           . Underlying Fund Risk
    Risk

Spectrum has been the Fund's Sub-Advisor since May 1, 2002.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2003"10.06

"2004"3.74


"2005"1.05

2006 6.67



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     5.39%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -5.40%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                        1 YEAR                                    LIFE OF FUND
 CLASS A (BEFORE TAXES) ...................                       1.87                                        4.51
     (AFTER TAXES ON DISTRIBUTIONS)
     /(//2//)/ ............................                       0.38                                        3.05
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES) /(//2//)/ .................                       1.43                                        3.03
 CLASS C ..................................                       4.88                                        5.04
 Merrill Lynch Preferred Stock Hybrid
 Index/(//3//)/............................                       7.67                                        6.45
 Morningstar Intermediate-Term Bond
 Category Average..........................                       4.11                                        4.70
 /(//1//)/
  Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for
  Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on
  May 1, 2002.
 ///(//2//)/
  After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(//3//)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 /(1)/

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                                       CLASS A                       CLASS C/(1)/
 Management Fees..................................................             0.75%                           0.75%
 12b-1 Fees.......................................................             0.25                            1.00
 Other Expenses ..................................................             0.97                            2.31
                                                                               ----                            ----
                         TOTAL ANNUAL FUND OPERATING EXPENSES/(3)/             1.97%                           4.06%
 Expense Reimbursement/(2)/ ......................................             0.97                            2.31
                                                                               ----                            ----
                                                      NET EXPENSES             1.00%                           1.75%
 ///(1)
  /The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 ///(2)/
  Principal has contractually agreed to limit the Fund's expenses attributable to Class A shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.00% for Class A shares.
 Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75%. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment
  Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).
 ///(3)/
  Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007.
  Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $646    $1,030    $1,455    $2,633        $646   $1,030   $1,455    $2,633
 CLASS C             278       988     1,853     4,089         178      988    1,853     4,089

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

SUB-ADVISOR(S): Morgan Stanley Investment Management Inc. doing business as Van
         Kampen ("Van Kampen")

OBJECTIVE: The Fund seeks to provide as high a level of current income exempt from federal and California state personal income tax as is consistent with prudent investment management and preservation of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in insured intermediate-term California municipal obligations. As a matter of fundamental policy, the Fund invests at least 80% of its assets in insured California municipal obligations (except when maintaining a temporary defensive position). Under normal market conditions, the dollar-weighted average maturity of the securities in which the Fund invests will be more than three years but less than ten years. The maximum effective maturity (the maturity date without regard to call provisions, except that for pooled single family mortgage securities, effective maturity is the average life of the underlying mortgage obligations) of any municipal obligation in which the Fund invests is fifteen years.

The Fund is "non-diversified," which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.


All of the municipal obligations in which the Fund invests, taking into account any insurance, are investment-grade securities. The Fund may invest without limitation in bonds that generate interest payments that are subject to the alternative minimum tax.


Under normal market conditions, the Fund may invest up to 20% of its assets in:
.. uninsured municipal obligations;
.. municipal obligations that are not exempt from California personal income tax; .. short-term municipal obligations and taxable cash equivalents, including short-term instruments; and
.. securities of unaffiliated money market mutual funds (subject to limitations prescribed by applicable law).

The Fund may, for temporary defensive purposes, invest in these securities without limitation, which may produce income that is not exempt from federal income taxes or California personal income tax.


In addition, the Fund may invest in inverse floating rate obligations. The Fund may engage in hedging transactions through the use of financial futures and options thereon. It may also purchase and sell securities on a when-issued or forward commitment basis, invest in mortgage-backed securities, enter into repurchase agreements, invest in stand-by commitments, engage in swap agreements, and lend portfolio securities. The Fund may invest in floating rate and variable rate obligations, including participation interests therein (referred to collectively as ''hedging transactions'').


The insured municipal obligations in which the Fund invests are insured under insurance policies that relate to the specific municipal obligation in question and that are issued by an insurer having a claims-paying ability rated AAA by S&P or Aaa by Moody's. This insurance is generally non-cancelable and will continue in force so long as the municipal obligations are outstanding and the insurer remains in business.

The insured municipal obligations are generally insured as to the scheduled payment of all installments of principal and interest as they fall due. The insurance covers only credit risk and therefore does not guarantee the market value of the obligations in the Fund's investment portfolio or the Fund's NAV. The Fund's NAV will continue to fluctuate in response to fluctuations in interest rates. The Fund's investment policy requiring investment in insured municipal obligations will not affect the Fund's ability to hold its assets in cash or to invest in escrow-secured and defeased bonds or in certain short-term tax-exempt obligations, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis.

Among the principal risks of investing in the Fund are:

  .
    Fixed-Income Securities                           .Non-Diversification
    Risk                     . Derivatives Risk         Risk
  .Geographic                .Municipal Securities
    Concentration Risk         Risk



PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"1997"7.14


"1998"5.26


"1999"-0.83


"2000"9.46


"2001"4.79


"2002"9.28


"2003"3.58


"2004"2.65


"2005"1.75

2006 3.43



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                      5.21%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.93%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)/(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                       1 YEAR                  5 YEARS                   10 YEARS
 CLASS A (BEFORE TAXES) ..............................          -1.19                    3.15                       4.12
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ ............          -1.19                    3.09                       3.99
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)
     /(2)/............................................           0.37                    3.16                       4.02
 CLASS B .............................................          -2.36                    2.96                       3.97
 CLASS C .............................................           1.63                    3.31                       3.89
 Lehman Brothers Municipal Bond Index/(//3//)/ .......           4.84                    5.53                       5.76
 Morningstar Muni California Interm-Short Category
 Average .............................................           3.71                    3.79                       4.28
 ///(1)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on April 4, 1994. The predecessor fund's performance between 1996 and 2003 benefited from the agreement of Edge and its affiliates to limit the
  Fund's expenses.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
 /(//3//)/ Index performance information reflects no deduction for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS.

  FOR THE PERIOD ENDED OCTOBER 31, 2006                      CLASS A                   CLASS B                    CLASS C
 Management Fees...................................           0.50%                     0.50%                      0.50%
 12b-1 Fees........................................           0.25                      1.00                       1.00
 Other Expenses....................................           0.11                      0.12                       0.12
                                                              ----                      ----                       ----
               TOTAL ANNUAL FUND OPERATING EXPENSES           0.86%                     1.62%                      1.62%
 Expense Reimbursement/(//1//)/ ...................            N/A                       N/A                        N/A
                                                              ----                      ----                       ----
                                       NET EXPENSES           0.86%                     1.62%                      1.62%
 /(1)//
  /Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2008.
  The expense limit will maintain a total level of operating expenses, excluding interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.86% for Class A, 1.62% for Class B and 1.62% for Class C shares.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                            1        3          5         10            1       3       5          10
 CLASS A               $534     $712     $  905     $1,463          $534    $712    $905     $1,463
 CLASS B                665      911      1,081      1,719           165     511     881      1,719
 CLASS C                265      511        881      1,922           165     511     881      1,922

CALIFORNIA MUNICIPAL FUND

SUB-ADVISOR(S): Morgan Stanley Investment Management Inc. doing business as Van
         Kampen ("Van Kampen")

OBJECTIVE: The Fund seeks to provide as high a level of current income that is exempt from federal and California state personal income tax as is consistent with prudent investment management and preservation of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in intermediate- and long-term California municipal obligations (municipal obligations that generate interest which is exempt from California State personal income tax). As a matter of fundamental policy, the Fund, under normal market conditions, invests at least 80% of its assets in these obligations. These obligations may include bonds that generate interest payments that are subject to the alternative minimum tax.

The Fund will invest primarily in investment-grade municipal obligations. The Fund may also invest in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations. The Fund may also engage in swap agreements.


The Fund is "non-diversified," which means it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.


The Fund may, under normal circumstances, invest up to 20% of its assets in:
.. municipal obligations that are not exempt from California personal income tax; .. short-term municipal obligations;
.. taxable cash equivalents, including short-term U.S. government securities, certificates of deposit and bankers' acceptances, commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P, or equivalent rating by Fitch, and repurchase agreements (collectively ''short-term instruments''); and
.. securities of unaffiliated money market mutual funds (subject to limitations prescribed by applicable law).

The Fund may, for temporary defensive purposes, invest in these securities without limitation, which may produce income that is not exempt from federal income taxes or California personal income tax.


Among the principal risks of investing in the Fund are:

  .
    Fixed-Income Securities                           .Non-Diversification
    Risk                     . Derivatives Risk         Risk
  .Geographic                .Municipal Securities
    Concentration Risk         Risk

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"1997"10.3


"1998"6.09


"1999"-4.53


"2000"12.97


"2001"4.05


"2002"8.87


"2003"3.7


"2004"4.76


"2005"4.04

2006 5.26



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                      5.74%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '99                                    -2.37%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                       1 YEAR                  5 YEARS                   10 YEARS
 CLASS A (BEFORE TAXES) ..............................           0.50                    4.34                       4.97
     (AFTER TAXES ON DISTRIBUTIONS)/ //(2)/ ..........           0.41                    4.24                       4.90
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/ (2)/....................................           1.90                    4.31                       4.91
 CLASS B .............................................          -0.52                    4.19                       4.82
 CLASS C .............................................           3.47                    4.52                       4.72
 Lehman Brothers Municipal Bond Index/ (//3//)/ ......           4.84                    5.53                       5.76
 Morningstar Muni California Long Category Average ...           4.56                    5.01                       5.17
 ///(1)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1989. The predecessor fund's performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the
  Fund's expenses.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
 /(//3//)/ Index performance information reflects no deduction for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS.

  FOR THE PERIOD ENDED OCTOBER 31, 2006                      CLASS A                   CLASS B                    CLASS C
 Management Fees...................................           0.50%                     0.50%                      0.50%
 12b-1 Fees........................................           0.25                      1.00                       1.00
 Other Expenses....................................           0.09                      0.08                       0.09
                                                              ----                      ----                       ----
               TOTAL ANNUAL FUND OPERATING EXPENSES           0.84%                     1.58%                      1.59%
 Expense Reimbursement/(1)/ .......................           0.01                       N/A                        N/A
                                                              ----                      ----                       ----
                                       NET EXPENSES           0.83%                     1.58%                      1.59%
 /(1)///
  Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2008.
  The expense limit will maintain a total level of operating expenses, excluding interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.83% for Class A, 1.59% for Class B and 1.59% for Class C shares.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                            1        3          5         10            1       3       5          10
 CLASS A               $531     $705     $  894     $1,439          $531    $705    $894     $1,439
 CLASS B                661      899      1,060      1,680           161     499     860      1,680
 CLASS C                262      502        866      1,889           162     502     866      1,889

TAX-EXEMPT BOND FUND I

SUB-ADVISOR(S): Morgan Stanley Investment Management, Inc. doing business as Van
         Kampen ("Van Kampen")

OBJECTIVE: The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment.

MAIN STRATEGIES AND RISKS
The Fund invests in a portfolio of securities issued by or on behalf of state or local governments and other public authorities. In the opinion of the issuer's bond counsel, interest on these obligations is exempt from federal income tax.

Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations, including inverse floating rate obligations. The Fund specifically limits these investments to municipal bonds, municipal notes, and securities of unaffiliated tax-exempt mutual funds. The Fund may invest up to 20% of its assets in securities that do not meet the criteria stated above (taxable securities or municipal obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax). The Fund may also purchase and sell interest rate futures and options and engage in swap agreements. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions.


The Fund may also invest in taxable securities that mature one year or less from the time of purchase. These taxable investments are generally made for liquidity purposes or as a temporary investment of cash pending investment in municipal obligations. Under unusual market or economic conditions and for temporary defensive purposes, the Fund may invest more than 20% of its assets in taxable securities.


The Sub-Advisor, Van Kampen, may invest up to 20% of the Fund's net assets in below investment grade bonds (sometimes called "junk bonds") as rated by at least one independent rating agency, or if unrated, judged to be of comparable quality by Van Kampen.


In adverse markets, the Fund may seek to protect its investment position by investing up to 50% of its portfolio in taxable short-term investments such as:
.. U.S. government securities;
.. commercial paper rated in the highest grade by either S&P, Moody's, or Fitch; .. obligations of U.S. banks;
.. time or demand deposits in U.S. banks; and .. repurchase agreements relating to municipal securities or any of the foregoing taxable instruments.

Interest income from these investments that is distributed to you by the Fund may be taxable.

The Fund is "non-diversified," which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

Among the principal risks of investing in the Fund are:

  .Fixed-Income
    Securities Risk        . Derivatives Risk      . Non-Diversification Risk
  .                        .                       .
    High Yield Securities    Municipal Securities    U.S. Government Securities
    Risk                     Risk                    Risk
  .U.S. Government
    Sponsored Securities
    Risk

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"1997"8.59


"1998"5.08


"1999"-4.4


"2000"11.49


"2001"3.92


"2002"9.81


"2003"5.19


"2004"3.89


"2005"3.14

2006 5.22



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                      5.22%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.58%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                       1 YEAR                  5 YEARS                   10 YEARS
 CLASS A (BEFORE TAXES) ..............................           0.47                    4.46                       4.62
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ ............           0.43                    4.27                       4.52
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)
     /(2)/............................................           1.83                    4.40                       4.59
 CLASS B .............................................          -0.57                    4.31                       4.47
 CLASS C .............................................           3.41                    4.64                       4.31
 Lehman Brothers Municipal Bond Index /(//3//)/ ......           4.84                    5.53                       5.76
 Morningstar Muni National Long Category Average .....           4.58                    5.00                       4.97
 ///(1)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on January 3, 1977. The predecessor fund's performance in 2000 benefited from the agreement of Edge and its affiliates to limit the Fund's expenses.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
 /(//3//)/ Index performance information reflects no deduction for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS.

  FOR THE YEAR ENDED OCTOBER 31, 2006                        CLASS A                   CLASS B                    CLASS C
 Management Fees...................................           0.50%                     0.50%                      0.50%
 12b-1 Fees........................................           0.25                      1.00                       1.00
 Other Expenses*...................................           0.47                      0.48                       0.49
                                                              ----                      ----                       ----
               TOTAL ANNUAL FUND OPERATING EXPENSES           1.22%                     1.98%                      1.99%
 Expense Reimbursement/(1).........................
 /.................................................           0.17                      0.54                       0.05
                                                              ----                      ----                       ----
                                       NET EXPENSES           1.05%                     1.44%                      1.94%
 * Other Expenses include: Interest Expenses.......           0.29%                     0.29%                      0.29%

 /(1)/
  Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending June 30, 2008 for
  Class A and B and through February 28, 2008 for Class C. The expense limit will maintain a total level of operating expenses, excluding interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.76% for Class
  A, 1.15% for Class B and 1.65% for Class C shares.
  Interest expense for each of the Class A, Class B, and Class C shares was 0.29%.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $552     $795     $1,066     $1,839          $552    $795    $1,066     $1,839
 CLASS B               647      961      1,210      2,061           147     561     1,010      2,061
 CLASS C               297      619      1,067      2,312           197     619     1,067      2,312

MONEY MARKET FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk. As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MAIN STRATEGIES AND RISKS
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or, . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


Among the principal risks of investing in the Fund are:

  .
    Municipal Securities
    Risk                                               .U.S. Government
  .Fixed-Income           .Eurodollar and Yankee         Sponsored Securities
    Securities Risk         Obligations Risk             Risk



PGI has been the Fund's Sub-Advisor since December 6, 2000.


PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)/ //(1)/

"2001"3.45

"2002"0.91


"2003"0.23


"2004"0.44


"2005"2.56

2006 4.64



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                             1.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q3 '03 THROUGH Q2 '04                             0.03%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                          1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A.........................................................   4.64    1.74         2.07
 CLASS B.........................................................  -1.65    0.95         1.73
 CLASS C.........................................................   2.33    0.78         1.13
 Lehman Brothers U.S. Treasury Bellwethers 3 Month Index/ //(2)/    4.86    2.42         4.17
 /(1)/
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  Call the Principal Investors Fund at 1-800-247-4123 to get the current 7-day yield for the Money Market Fund.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31, 2006                      CLASS A                 CLASS B                  CLASS C/(1)/
 Management Fees....................................          0.40%                   0.40%                       0.40%
 12b-1 Fees.........................................           N/A                    1.00                        1.00
 Other Expenses ....................................          0.13                    0.86                        0.59
                                                              ----                    ----                        ----
           TOTAL ANNUAL FUND OPERATING EXPENSES/(3)/          0.53%                   2.26%                       1.99%
 Expense Reimbursement/(2)..........................
 /..................................................           N/A                    0.52                        0.20
                                                              ----                    ----                        ----
                                        NET EXPENSES          0.53%                   1.74%                       1.79%
 ///(1)
  /The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 ///(2)/Principal has also contractually agreed to limit the Fund's expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008, and to do so for Class B shares for the period beginning March 1, 2007 and ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.64% for Class A, 1.74%
  for Class B and 1.79% for Class C shares.
 ///(3)/
  Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007.
  Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 --------------------------------------------------------------------------------------------------
                                         NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------
                         1         3         5        10            1       3         5          10
 CLASS A             $ 54    $  170    $  296    $  665         $ 54    $170    $  296     $  665
 CLASS B              677     1,048     1,355     2,106          177     648     1,155      2,106
 CLASS C              282       602     1,051     2,298          182     602     1,051      2,298

SHORT-TERM BOND FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks to provide current income.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect the judgment of PGI regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the four highest grades by Standard &
  Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of PGI of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The Fund may invest up to 15% of its assets in below-investment-grade fixed-income securities ("junk bonds") into reverse repurchase agreements and lend its portfolio securities to brokers, dealers and other financial institutions. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks of investing in the Fund are:

  . Fixed-Income Securities Risk                         . Derivatives Risk          . Active Trading Risk
  . High Yield Securities Risk                           . Portfolio Duration Risk   . Prepayment Risk
                                                                                     .
                                                         .U.S. Government              Real Estate Securities
                                                           Securities Risk             Risk
  . U.S. Government Sponsored Securities Risk



PGI has been the Fund's Sub-Advisor since December 6, 2000.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)/ //(1)/

"2001"6.71

"2002"7.37


"2003"2.19


"2004"1.03


"2005"1.74

2006 4.22



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                     3.72%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -1.15%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)/(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR               5 YEARS                 LIFE OF FUND
 CLASS A (BEFORE TAXES)...................................          1.57                 2.76                      3.55
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ ................         -0.10                 1.47                      2.03
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)
     /(2)/................................................          0.99                 1.59                      2.12
 CLASS C .................................................          2.49                 2.51                      3.22
 Lehman Brothers MF (1-3) US Government Credit Index
 /(//3//)//(4//)/ ........................................          4.25                 3.27                      4.17
 Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index /(3)/           4.22                 3.77                      4.61
 Morningstar Short-Term Bond Category Average ............          4.01                 3.15                      3.80
 /(1)/
  Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for
  Class A and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
 ///(//4//)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS.

  FOR THE YEAR ENDED OCTOBER 31, 2006                                      CLASS A                         CLASS C/(1)/
 Management Fees..............................................              0.40%                             0.40%
 12b-1 Fees...................................................              0.15                              1.00
 Other Expenses ..............................................              0.20                              2.36
                                                                            ----                              ----
                     TOTAL ANNUAL FUND OPERATING EXPENSES/(3)/              0.75%                             3.76%
 Expense Reimbursement/(2) ...................................              0.02                              2.06
                                                                            ----                              ----
                                                  NET EXPENSES              0.73%                             1.70%
 ///(1)
  /The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 ///(2)/
  Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.70% for Class C shares.
  Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).
 ///(3)/
  Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $323     $481     $  654     $1,155          $323    $481    $  654     $1,155
 CLASS C               273      927      1,735      3,847           173     927     1,735      3,847

SHORT-TERM INCOME FUND

SUB-ADVISOR(S): Edge Asset Management, Inc. (formerly known as WM Advisors,
         Inc.) ("Edge")

OBJECTIVE: The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

MAIN STRATEGIES AND RISKS
The Fund invests in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated in one of the top four rating categories by one or more nationally recognized statistical rating organizations (''NRSRO'') or, in the opinion of Edge, are of comparable quality (''investment-grade''). Under normal circumstances, the Fund maintains an effective maturity of five years or less and a dollar-weighted average duration of three years or less. The Fund's investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements, mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. The Fund may invest up to 5% of its assets in preferred stock. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed securities, including restricted securities. The Fund may borrow money, enter into reverse repurchase agreements, and/or dollar roll transactions in aggregate of up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.


Among the principal risks of investing in the Fund are:

  .Fixed-Income Securities
    Risk                      . Derivatives Risk      . Underlying Fund Risk
  .U.S. Government            .Portfolio Duration
    Securities Risk             Risk                  . Prepayment Risk
                                                      .Real Estate Securities
  . Foreign Securities Risk   . Exchange Rate Risk      Risk
  .U.S. Government
    Sponsored Securities
    Risk



Edge has provided investment advice to the Fund since the Fund's inception.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"1997"5.77


"1998"6.3


"1999"2.92


"2000"7.61


"2001"7.96


"2002"5.63


"2003"4.6


"2004"1.62


"2005"1.82

2006 3.76



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      3.10%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.69%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR                 5 YEARS                  10 YEARS
 CLASS A (BEFORE TAXES) .................................           1.14                   2.96                     4.51
     (AFTER TAXES ON DISTRIBUTIONS)/ //(2)/ .............          -0.16                   1.55                     2.65
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)
     /(2)/...............................................           0.72                   1.68                     2.69
 CLASS C ................................................           2.00                   2.70                     3.94
 Citigroup Broad Investment-Grade Credit 1-3 Years Index
 /(//3//)/ ..............................................           4.88                   4.12                     5.61
 Morningstar Short-Term Bond Category Average ...........           4.01                   3.15                     4.59
 ///(1)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations November 1, 1993. The predecessor fund's performance between 1996 and 2005 benefited from the agreement of Edge and its affiliates to limit the
  Fund's expenses.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 /(//3//)/ Index performance information reflects no deduction for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS.

  FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS A                         CLASS C
 Management Fees...................................................              0.49%                           0.49%
 12b-1 Fees........................................................              0.25                            1.00
 Other Expenses....................................................              0.21                            0.19
                                                                                 ----                            ----
                               TOTAL ANNUAL FUND OPERATING EXPENSES              0.95%                           1.68%
 Expense Reimbursement/(1)/ .......................................               N/A                            0.01
                                                                                 ----                            ----
                                                       NET EXPENSES              0.95%                           1.67%
 /(1)//
  /Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A and C shares on an annualized basis) not to exceed 0.95% for Class A shares and 1.67% for Class C shares.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $345     $545     $762     $1,387          $345    $545    $762     $1,387
 CLASS C                  270      528      911      1,986           170     528     911      1,986

ULTRA SHORT BOND FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks current income while seeking capital preservation.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

MAIN STRATEGIES AND RISKS
The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the four highest grades by Standard &
  Poor's Rating Service ("S&P) or Moody's Investors Service, Inc. ("Moody's") or, if unrated, in the opinion of the PGI of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


The Fund may invest up to 15% of its assets in below-investment grade fixed-income securities ("junk bonds") and may enter into reverse purchase agreements and lend its portfolio securities to brokers, dealers, and other financial institutions. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.


During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

48.07% in securities      15.32% in securities       0.01% in securities rated
rated Aaa                 rated Baa                  Caa
9.97% in securities       4.02% in securities rated  0.01% in securities rated
rated Aa                  Ba                         Ca
21.02% in securities      1.57% in securities rated  0.01% in securities rated
rated A                   B                          C



The above percentages for Aaa, A, Baa and B rated securities include unrated securities in the amount of 0.19%, 0.02%, 0.02% and 0.01%, respectively, which have been determined by PGI to be of comparable quality.

Among the principal risks of investing in the Fund are:

  . Fixed-Income Securities Risk                         . Derivatives Risk          . Prepayment Risk
  . High Yield Securities Risk                           . Portfolio Duration Risk   . Active Trading Risk
                                                         .U.S. Government
                                                           Securities Risk           . Underlying Fund Risk
  . U.S. Government Sponsored Securities Risk




PGI has been the Fund's Sub-Advisor since June 15, 2001.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2002"3.79

"2003"2.75


"2004"2.14


"2005"3.41

2006 4.79


 LOGO

   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q3 '05 1.68%/(//2//)/
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q4 '04                                     0.32%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                        1 YEAR                5 YEARS                 LIFE OF FUND
 CLASS A (BEFORE TAXES)..................................         3.76                 2.89/(2)/                  2.97/(2)/
     (AFTER TAXES ON DISTRIBUTIONS) /(//3//)/ ...........         2.13                 1.61/(2)/                  1.65/(2)/
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)
     /(//3//)/ ..........................................         2.43                 1.70/(2)/                  1.74/(2)/
 CLASS C ................................................         3.04                 2.33/(2)/                  2.40/(2)/
 6-Month LIBOR Index /(//4//)/ ..........................         5.20                 2.66                       2.78
 Morningstar Ultrashort Bond Category Average ...........         4.69                 2.55                       3.39
 /(1)///
  Class A shares commenced operations on March 15, 2006, and Class C shares were first sold on January 16, 2007. The returns for
  Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on
  June 15, 2001.
 ///(2)/During 2005, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
 ///(//3//)/
  After-tax returns are shown for Class A only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(//4//)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 /(1)/

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE YEAR ENDED OCTOBER 31, 2006                                     CLASS A^                         CLASS C/(1)/
 Management Fees.............................................              0.40                               0.40%
 12b-1 Fees..................................................              0.15                               1.00
 Other Expenses..............................................              0.49                               2.35
                                                                           ----                               ----
                    TOTAL ANNUAL FUND OPERATING EXPENSES/(3)/              1.04%                              3.75%
 Expense Reimbursement/(2)/ .................................              0.29                               2.25
                                                                           ----                               ----
                                                 NET EXPENSES              0.75%                              1.50%
 ///(1)
  /The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
 ///(2)/
  Principal has contractually agreed to limit the Fund's expenses attributable to Class A shares and, if necessary, pay expenses normally payable by the Fund attributable to Class A shares through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Class A shares.
 Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.50% for Class C shares. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund.
  These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the
  Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).
 ///(3)/
  Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007.
  Certain other operating expenses of the Fund have increased effective January 1, 2007.
 ^ Class A was first offered for sale on March 15, 2006.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $622     $831     $1,061     $1,722          $622    $831    $1,061     $1,722
 CLASS C               253      903      1,712      3,823           153     903     1,712      3,823

PRINCIPAL LIFETIME FUNDS

Principal Investors Fund, Inc. offers Funds that are designed to meet the needs of an investor who wants an investment option that is suited to the investor's particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk-averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Funds to align, over time, underlying investments with the changing risk tolerance of the investor. These Funds are sometime referred as "target date funds." The target date Funds offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, and Principal LifeTime Strategic Income (the "Principal LifeTime Funds").


OBJECTIVE: The investment objective of each of the Principal LifeTime 2010, 2020, 2030, 2040, and 2050 Funds is to seek a total return consisting of long-term growth of capital and current income.

          The investment objective of the Principal LifeTime Strategic Income Fund is to seek current income.


MAIN STRATEGIES AND RISKS
To pursue its goal, each Principal LifeTime Fund invests in other Principal Funds (the "underlying funds") that Principal and Principal Global Investors, LLC ("PGI"), the Fund's Sub-Advisor, consider appropriate based on the remaining time horizon of a particular Principal LifeTime Fund and the expected risk tolerance of those investors who have chosen that time horizon. The underlying funds provide each Fund with exposure to a broad range of asset classes, including domestic and foreign equity and fixed-income securities. In the case of Principal LifeTime Strategic Income Fund, most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing securities through their investments in fixed-income securities, "hybrid" securities - such as real estate securities and preferred securities, which may produce current income as well as capital gains - and dividend generating domestic and foreign stocks.

Both Principal and PGI provide investment advisory services to the Principal LifeTime Funds. Principal has hired PGI to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for each Principal LifeTime Fund. PGI is also responsible for employing an active rebalancing strategy which is designed to identify asset classes that appear attractive or unattractive over the short term.

After PGI sets the percentage of Fund assets to be allocated to a particular asset class, Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of a Fund or market forces or Fund circumstances which indicate that changes in allocations may be appropriate. Principal may, at any time, add, remove, or substitute underlying funds in which a Principal LifeTime Fund invests.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. In addition, qualitative factors such as organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading, and compliance systems of the underlying fund's Sub-Advisor are also evaluated. There are no minimum or maximum percentages of assets that a Principal LifeTime Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund's appropriate benchmark and peer group.


Over time, PGI intends to gradually shift the asset allocation targets of each Principal LifeTime Fund (other than the Principal LifeTime Strategic Income
Fund) to accommodate investors progressing from asset accumulation years to income-generation years. It is expected that, within 10 to 15 years after its target year, a Principal LifeTime Fund's underlying fund allocation will match that of the Principal LifeTime Strategic Income Fund. At that time the Principal LifeTime Fund may be combined with the Principal LifeTime Strategic Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.

There can be no assurance that any Principal LifeTime Fund will achieve its investment objective. The net asset value of each of the Principal LifeTime Fund's shares is affected by changes in the value of the securities it owns. The Fund's performance is directly related to the performance of the underlying funds. The ability of each Principal LifeTime Fund to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.


The broad diversification of each Principal LifeTime Fund is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of a Principal LifeTime Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Each Principal LifeTime Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. The primary risks associated with investing in the underlying funds are identified in the summary of each underlying fund in this prospectus.


The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in stocks, the greater the potential exposure to the following risks:

  .Equity Securities
    Risk                  . Growth Stock Risk         . Value Stock Risk
                          .Market Segment
  . Derivatives Risk        (LargeCap) Risk           . Exchange Rate Risk
  . Active Trading Risk   . Underlying Fund Risk



The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in bonds or other forms of fixed-income securities, the greater the potential exposure to the following risks:

                               .
                                 Municipal Securities  .Portfolio Duration
  . Fixed-Income Risk            Risk                    Risk
  .U.S. Government             .U.S. Government        .High Yield Securities
    Securities Risk              Sponsored Securities    Risk
                                 Risk



The greater the investment by each Principal LifeTime Fund in Funds that invest in foreign investments, the greater the potential exposure to the following risks:

  .Foreign Securities
    Risk                   . Exchange Rate Risk      . Small Company Risk
  . Market Segment Risk    . Derivatives Risk



Each Principal LifeTime Fund is also subject to the following risks:



PAYMENT IN KIND LIQUIDITY RISK . Under certain circumstances, an underlying fund may determine to pay a redemption request by a Principal LifeTime Fund wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Principal LifeTime Funds may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.



CONFLICT OF INTEREST RISK . The officers, directors, advisor, distributor, and transfer agent of the Principal LifeTime Funds serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Principal LifeTime Funds and the underlying funds. Because Principal and its affiliated companies earn different fees from the underlying funds in which the Principal LifeTime Funds invest, there may be a conflict between the interests of the Principal LifeTime Funds and the economic interests of Principal and its affiliates.


PGI has provided investment advice to each Principal LifeTime Fund since its inception.


As of October 31, 2006, each Principal LifeTime Fund's assets were allocated among the underlying funds as identified in the table below.

                                                                                         PRINCIPAL
                                 PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL   LIFETIME
                                 LIFETIME   LIFETIME   LIFETIME   LIFETIME   LIFETIME    STRATEGIC
                                   2010       2020       2030       2040       2050       INCOME
        UNDERLYING FUND            FUND       FUND       FUND       FUND       FUND        FUND
 Bond & Mortgage Securities        31.96%     24.33%     17.17%     11.85%      6.65%      38.47%
 Disciplined LargeCap Blend        10.37      15.43      17.31      18.94      21.09        5.33
 Inflation Protection               0.82                                                    1.31
 International Emerging Markets     0.69       0.99       1.16       1.10       1.11
 International Growth               5.93       9.55      12.12      12.61      14.91        3.71
 Large Cap Growth                   4.13       5.63       6.78       8.05       8.72        2.33
 LargeCap Value                     3.03       4.15       5.12       6.13       6.37        1.73
 Partners International             1.36       1.54       1.82       2.10       2.23        0.62
 Partners LargeCap Blend I          0.97       1.67       1.68       1.84       2.01        0.60
 Partners LargeCap Growth I         1.17       1.22       1.64       2.15       2.15        0.56
 Partners LargeCap Growth II        2.77       3.84       4.62       5.54       5.81        1.43
 Partners LargeCap Value            4.90       6.44       7.82       9.14      10.26        2.75
 Partners LargeCap Value I          0.76       0.98       1.19       1.26       1.37
 Partners MidCap Growth                        0.42       0.63       0.70       0.86
 Partners MidCap Value I                       0.43       0.64       0.71       0.87
 Partners SmallCap Growth I                               0.45       0.71       0.88
 Partners SmallCap Growth III       0.52       1.62       1.97       2.44       2.89
 Partners SmallCap Value I                                0.45       0.71       0.98
 Preferred Securities               9.14       9.25       6.13       4.05       2.72       10.04
 Real Estate Securities             8.73       8.66       7.16       4.89       2.67        6.97
 SmallCap S&P 600 Index             3.61       2.24       2.15       2.62       2.52        2.14
 SmallCap Value                     0.56       1.61       1.99       2.46       2.93
 Ultra Short Bond                   8.58                                                   22.01
                          TOTAL   100.00%    100.00%    100.00%    100.00%    100.00%     100.00%



HISTORICAL PERFORMANCE
The following bar charts and tables show the historical investment performance of each Principal LifeTime Fund. The bar chart for each Fund shows how the Fund's total return has varied year-by-year, and the table for the Fund shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Fund. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Each Fund's investment return is net of the operating expenses of each of the underlying funds.

                          PRINCIPAL LIFETIME 2010 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2002"-5.57

"2003"17.4


"2004"10.45


"2005"4.33

2006 11.36



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     8.40%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -5.72%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                    1 YEAR  5 YEARS    LIFE OF FUND
                                                             -----------------
 CLASS A (BEFORE TAXES) ...................................   5.23    6.10         5.21
     (AFTER TAXES ON DISTRIBUTIONS)/ //(2)/ ...............   4.25    5.39         4.50
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/
     //(2)/................................................   3.57    4.88         4.09
 CLASS C ..................................................   9.77    7.24         6.17
 S&P 500 Index /(3)/ ......................................  15.79    6.19         4.10
 Lehman Brothers Aggregate Bond Index /(3)/ ...............   4.33    5.06         5.33
 Morningstar Conservative Allocation Category Average .....   8.17    5.66         4.29
 Morningstar Target-Date 2000-2014 Category Average/(4)/ ..   8.60    5.39         4.99
 /(1)/Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for
  Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March
  1, 2001.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
 ///(//4//)/
  Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 /(1)/

                          PRINCIPAL LIFETIME 2020 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)/ //(1)/

"2002"-8.18

"2003"20.04


"2004"10.9


"2005"6.35

2006 13.70



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    10.00%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -7.86%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

   FOR THE PERIODS ENDED DECEMBER 31, 2006                          1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES)..........................................   7.48    6.91         5.83
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ .......................   6.55    6.23         5.15
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) /(2)/ ....   5.09    5.61         4.66
 CLASS B ........................................................   7.84    7.00         6.04
 CLASS C ........................................................  11.93    8.10         6.85
 S&P 500 Index /(3)/ ............................................  15.79    6.19         4.10
 Lehman Brothers Aggregate Bond Index /(3)/ .....................   4.33    5.06         5.33
 Morningstar Moderate Allocation Category Average ...............  11.26    6.09         4.88
 Morningstar Target-Date 2015-2029 Category Average/(//4//)/ ....  12.41    6.88         5.67
 /(1)///
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on
  March 1, 2001.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
 ///(//4//)/
  Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

                          PRINCIPAL LIFETIME 2030 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2002"-11.2

"2003"21.75


"2004"11.41


"2005"7.02

2006 14.59



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.09%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -10.26%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)/ //(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                            1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES)............................................   8.33    6.90         5.64
     (AFTER TAXES ON DISTRIBUTIONS)/ //(2)/ .......................   7.47    6.30         5.03
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) /(2)/ ......   5.67    5.66         4.54
 CLASS B...........................................................   8.75    7.02         5.88
 CLASS C ..........................................................  13.02    8.13         6.71
 S&P 500 Index /(3)/ ..............................................  15.79    6.19         4.10
 Lehman Brothers Aggregate Bond Index /(3)/ .......................   4.33    5.06         5.33
 Morningstar Moderate Allocation Category Average .................  11.26    6.09         4.88
 Morningstar Target-Date 2030+ Category Average/(//4//)/ ..........  14.40    7.60         5.84
 /(1)/
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on
  March 1, 2001.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
 ///(//4//)/
  Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

                          PRINCIPAL LIFETIME 2040 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2002"-13.72

"2003"22.91


"2004"11.57


"2005"7.38

2006 15.18



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    12.13%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -12.37%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                    1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES)....................................   8.81    6.71         5.81
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ .................   7.99    6.10         5.20
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)
     /(2)/.................................................   5.98    5.49         4.70
 CLASS B ..................................................   9.20    6.81         6.05
 CLASS C...................................................  13.32    7.89         6.85
 S&P 500 Index /(3)/ ......................................  15.79    6.19         4.10
 Lehman Brothers Aggregate Bond Index /(3)/ ...............   4.33    5.06         5.33
 Morningstar Moderate Allocation Category Average .........  11.26    6.09         4.88
 Morningstar Target-Date 2030+ Category Average/(//4//)/ ..  14.40    7.60         5.84
 /(1////)/
  Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and
  C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
 ///(//4//)/
  Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 /(1)/

                          PRINCIPAL LIFETIME 2050 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2002"-16.88

"2003"24.72


"2004"11.74


"2005"7.76

2006 15.58



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    13.25%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -14.98%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)

   FOR THE PERIODS ENDED DECEMBER 31, 2006                    1 YEAR  5 YEARS    LIFE OF FUND
 CLASS A (BEFORE TAXES)....................................   9.23    6.39         5.03
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ .................   8.48    5.95         4.56
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)
     /(2)/.................................................   6.28    5.32         4.11
 CLASS B ..................................................   9.85    7.40         6.17
 CLASS C...................................................  13.84    7.70         6.17
 S&P 500 Index /(3)/ ......................................  15.79    6.19         4.10
 Lehman Brothers Aggregate Bond Index /(3)/ ...............   4.33    5.06         5.33
 Morningstar Large Blend Category Average .................  14.12    5.92         4.10
 Morningstar Target-Date 2030+ Category Average/(//4//)/ ..  14.40    7.60         5.84
 /(1////)/
  Class A shares commenced operations on June 28, 2005, Class B shares commenced operations on March 15, 2006, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
 ///(//4//)/
  Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 /(1)/

                    PRINCIPAL LIFETIME STRATEGIC INCOME FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in underlying fixed-income Funds, but also invests in underlying equity and hybrid funds according to an asset allocation strategy designed for investors seeking current income from their investment.


PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"2002"-2.84

"2003"13.95


"2004"9.76


"2005"2.84

2006 8.64



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     6.73%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -3.61%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                    1 YEAR  5 YEAR    LIFE OF FUND
 CLASS A (BEFORE TAXES)....................................   3.76    5.33        4.69
     (AFTER TAXES ON DISTRIBUTIONS)/ //(2)/ ...............   2.62    4.52        3.88
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)
     /(2)/.................................................   2.57    4.14        3.58
 CLASS B ..................................................   2.84    5.89        5.44
 CLASS C ..................................................   6.96    6.23        5.46
 S&P 500 Index /(3)/ ......................................  15.79    6.19        4.10
 Lehman Brothers Aggregate Bond Index/ //(3)/ .............   4.33    5.06        5.33
 Morningstar Conservative Allocation Category Average .....   8.17    5.66        4.29
 Morningstar Target-Date 2000-2014 Category
 Average/(//4//)/ .........................................   8.60    5.39        4.99
 /(1)/////
  Class A shares commenced operations on June 28, 2005, Class B shares commenced operations on March 15, 2006, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses, or taxes.
 ///(//4//)/
  Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 /(1)/

FEES AND EXPENSES OF THE LIFETIME FUNDS
The following tables show the operating expenses (expressed as a percentage of average daily net assets) incurred by the Class A and Class B shares of the Principal LifeTime Funds during the fiscal year ended October 31, 2006 and estimated for the Class C shares for the fiscal year ending October 31, 2007. The tables also show the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Principal LifeTime Funds through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2006.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS
                    A PERCENTAGE OF AVERAGE DAILY NET ASSETS

 CLASS A SHARES                                                                                                       PRINCIPAL
                                     PRINCIPAL       PRINCIPAL       PRINCIPAL       PRINCIPAL       PRINCIPAL         LIFETIME
                                      LIFETIME        LIFETIME        LIFETIME        LIFETIME        LIFETIME        STRATEGIC
                                        2010            2020            2030            2040            2050            INCOME
 FOR THE YEAR ENDED OCTOBER 31,         FUND            FUND            FUND            FUND            FUND             FUND
 2006
Management Fees..................     0.1225%         0.1225%         0.1225%         0.1225%         0.1225%          0.1225%
12b-1 Fees.......................     0.2500          0.2500          0.2500          0.2500          0.2500           0.2500
Other Expenses...................     0.5000          0.5300          0.8200          1.4000          1.9100           0.8700
                                      ------          ------          ------          ------          ------           ------
   TOTAL GROSS OPERATING FEES AND
                 EXPENSES/ //(1)/     0.8725%         0.9025%         1.1925%         1.7725%         2.2825%          1.2425%
Fee Reduction and/or Expense
Reimbursement at
Principal LifeTime Fund level
/(//2//)/........................     0.3725          0.4025          0.6925          1.2725          1.7825           0.7425
                                      ------          ------          ------          ------          ------           ------
  NET OPERATING FEES AND EXPENSES     0.5000%         0.5000%         0.5000%         0.5000%         0.5000%          0.5000%
Acquired Fund ("Underlying Fund")
Operating Expenses                    0.6000          0.6800          0.6900          0.6900          0.7100           0.5600
                                      ------          ------          ------          ------          ------           ------
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES     1.1000%         1.1800%         1.1900%         1.1900%         1.2100%          1.0600%
///(1)
 /Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
///(//2//)//
 /Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.50% for the
 Principal LifeTime 2010 Fund, 0.50% for the Principal LifeTime 2020 Fund, 0.50% for the Principal LifeTime 2030 Fund, 0.50% for
 the Principal LifeTime 2040 Fund; 0.50% for the Principal LifeTime 2050 Fund, and 0.50% for the Principal LifeTime Strategic
 Income Fund.



 CLASS B SHARES                                                                                                      PRINCIPAL
                                            PRINCIPAL         PRINCIPAL         PRINCIPAL         PRINCIPAL           LIFETIME
                                             LIFETIME          LIFETIME          LIFETIME          LIFETIME          STRATEGIC
                                               2020              2030              2040              2050              INCOME
 FOR THE YEAR ENDED OCTOBER 31, 2006           FUND              FUND              FUND              FUND               FUND
Management Fees........................      0.1225%           0.1225%           0.1225%            0.1225%            0.1225%
12b-1 Fees.............................      1.0000            1.0000            1.0000             1.0000             1.0000
Other Expenses.........................      1.1600            1.5800            2.6800            22.5800            85.2500
                                             ------            ------            ------            -------            -------
         TOTAL GROSS OPERATING FEES AND
                          EXPENSES/(1)/      2.2825%           2.7025%           3.8025%           23.7025%           86.3725%
Fee Reduction and/or Expense
Reimbursement at
Principal LifeTime Fund level /(//2//)/      1.0325            1.4525            2.5525            22.4525            85.1225
                                             ------            ------            ------            -------            -------
        NET OPERATING FEES AND EXPENSES      1.2500%           1.2500%           1.2500%            1.2500%            1.2500%
Acquired Fund ("Underlying Fund")
Operating Expenses                           0.6800            0.6900            0.6900             0.7100             0.5600
                                             ------            ------            ------            -------            -------
   TOTAL ANNUAL FUND OPERATING EXPENSES      1.9300%           1.9400%           1.9400%            1.9600%            1.8100%
///(//1//)/
 Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007.
 Certain other operating expenses of the Fund have increased effective January 1, 2007.
///(//2//)//
 /Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for the
 Principal LifeTime 2020 Fund, 1.25% for the Principal LifeTime 2030 Fund, 1.25% for the Principal LifeTime 2040 Fund; 1.25% for
 the Principal LifeTime 2050 Fund, and 1.25% for the Principal LifeTime Strategic Income Fund.

 CLASS C SHARES                                                                                                        PRINCIPAL
                                           PRINCIPAL      PRINCIPAL      PRINCIPAL      PRINCIPAL      PRINCIPAL       LIFETIME
                                           LIFETIME       LIFETIME       LIFETIME       LIFETIME       LIFETIME        STRATEGIC
                                             2010           2020           2030           2040           2050           INCOME
 FOR THE YEAR ENDED OCTOBER 31, 2006         FUND           FUND           FUND           FUND           FUND            FUND
Management Fees........................     0.1225%        0.1225%        0.1225%        0.1225%        0.1225%         0.1225%
12b-1 Fees.............................     1.0000         1.0000         1.0000         1.0000         1.0000          1.0000
Other Expenses.........................     2.3700         2.3500         2.3500         2.3600         2.3500          2.3600
                                            ------         ------         ------         ------         ------          ------
    TOTAL GROSS FUND OPERATING FEES AND
                               EXPENSES     3.4925%        3.4725%        3.4725%        3.4825%        3.4725%         3.4825%
Fee Reduction and/or Expense
Reimbursement at
Principal LifeTime Fund level /(1)/ ...     2.2425         2.2225         2.2225         2.2325         2.2225          2.2325
                                            ------         ------         ------         ------         ------          ------
        NET OPERATING FEES AND EXPENSES     1.2500%        1.2500%        1.2500%        1.2500%        1.2500%         1.2500%
Acquired Fund ("Underlying Fund")
Operating Expenses                          0.6000         0.6800         0.6900         0.6900         0.7100          0.5600
                                            ------         ------         ------         ------         ------          ------
   TOTAL ANNUAL FUND OPERATING EXPENSES     1.8500%        1.9300%        1.9400%        1.9400%        1.9600%         1.8100%
///(1)//
 /Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for the
 Principal LifeTime 2010 Fund, 1.25% for the Principal LifeTime 2020 Fund, 1.25% for the Principal LifeTime 2030 Fund, 1.25% for
 the Principal LifeTime 2040 Fund; 1.25% for the Principal LifeTime 2050 Fund, and 1.25% for the Principal LifeTime Strategic
 Income Fund.



EXAMPLE
The examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, including the operating expenses of the underlying funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                           CLASS A SHARES
 -----------------------------------------------------------------------------------------------------
                               IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                              1         3         5        10           1        3        5         10
 PRINCIPAL LIFETIME
 2010 FUND                $656    $  930    $1,271    $2,178        $656   $  950   $1,271    $2,178
 PRINCIPAL LIFETIME
 2020 FUND                 664       979     1,322     2,290         664      979    1,322     2,290
 PRINCIPAL LIFETIME
 2030 FUND                 665     1,035     1,441     2,570         665    1,035    1,440     2,570
 PRINCIPAL LIFETIME
 2040 FUND                 665     1,140     1,662     3,088         665    1,140    1,662     3,088
 PRINCIPAL LIFETIME
 2050 FUND                 667     1,238     1,862     3,536         667    1,238    1,862     3,536
 PRINCIPAL LIFETIME
 STRATEGIC INCOME FUND     553       911     1,305     2,405         553      911    1,305     2,405



                                           CLASS B SHARES
 -----------------------------------------------------------------------------------------------------
                               IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                              1         3         5        10           1        3        5         10
 PRINCIPAL LIFETIME
 2020 FUND                $696    $1,203    $1,652    $2,867        $196   $  803   $1,452    $2,867
 PRINCIPAL LIFETIME
 2030 FUND                 697     1,284     1,820     3,216         197      884    1,620     3,216
 PRINCIPAL LIFETIME
 2040 FUND                 697     1,488     2,232     4,008         197    1,088    2,032     4,008
 PRINCIPAL LIFETIME
 2050 FUND                 699     4,364     6,959     9,471         199    4,085    6,868     9,471
 PRINCIPAL LIFETIME
 STRATEGIC INCOME FUND     684     6,869     7,205     7,217         184    6,845    7,205     7,217



                                           CLASS C SHARES
 -----------------------------------------------------------------------------------------------------
                               IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                              1         3         5        10           1        3        5         10
 PRINCIPAL LIFETIME
 2010 FUND                $288    $1,005    $1,875    $4,122        $188   $1,005   $1,875    $4,122
 PRINCIPAL LIFETIME
 2020 FUND                 296     1,024     1,905     4,174         196    1,024    1,905     4,174
 PRINCIPAL LIFETIME
 2030 FUND                 297     1,027     1,910     4,183         197    1,027    1,910     4,183
 PRINCIPAL LIFETIME
 2040 FUND                 297     1,029     1,914     4,191         197    1,029    1,914     4,191
 PRINCIPAL LIFETIME
 2050 FUND                 299     1,033     1,919     4,198         199    1,033    1,919     4,198
 PRINCIPAL LIFETIME
 STRATEGIC INCOME FUND     284       991     1,853     4,080         184      991    1,853     4,080

STRATEGIC ASSET MANAGEMENT ("SAM") PORTFOLIOS
Principal Investors Fund provides a broad selection of investment choices, including asset allocation strategies available through the Flexible Income, Conservative Balanced, Balanced, Conservative Growth, and Strategic Growth Portfolios (each a "Portfolio," collectively the ''Portfolios''). The SAM Portfolios offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Portfolios are designed for long-term investors seeking total return or long-term capital appreciation. The SAM Portfolios currently invest principally in Institutional Class shares of the Equity Funds and Fixed-Income Funds identified below and the Money Market Fund ("Underlying Funds"). The ''Equity Funds'' include the Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth, and Diversified International Funds. The ''Fixed-Income Funds'' include the Short-Term Income, Mortgage Securities, Income, and High Yield II Funds. Each of the SAM Portfolios may also invest in the Institutional Class shares of other equity funds or fixed-income funds of Principal Investors Fund, at the Sub-Advisor's discretion. Each of the Underlying Funds is a series of Principal Investors Fund. The Sub-Advisor for the Portfolios is Edge Asset Management, Inc. ("Edge").

MAIN STRATEGIES FOR THE PORTFOLIOS
In pursuing its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Underlying Funds described in this prospectus. The Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each Underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Underlying Funds. Edge may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective, Edge's outlook for the economy and the financial markets, and the relative market valuations of the Underlying Funds.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short-term instruments:
.. short-term securities issued by the U.S. government, its agencies, instrumentalities, authorities, or political subdivisions;
.. other short-term fixed-income securities rated A or higher by Moody's
  Investors Services, Inc. (''Moody's''), Fitch Ratings (''Fitch''), or Standard & Poor's (''S&P'') or, if unrated, of comparable quality in the opinion of Edge;
.. commercial paper, including master notes;
.. bank obligations, including negotiable certificates of deposit, time deposits, and bankers' acceptances; and
.. repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations, or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P or equivalent ratings by Fitch; if no such ratings are available, the investment must be of comparable quality in the opinion of Edge. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with Edge's current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio's total assets. A Portfolio may also use futures contracts and options for bona fide hedging purposes. Futures contracts and options may also be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index.

The principal investment strategies for each Portfolio are further described below in the description of each of the Portfolios, but there are some general principles Edge applies in making investment decisions. When making decisions about how to allocate a Portfolio's assets, Edge will generally consider, among other things, the following factors:

 Federal Reserve         Government budget       State and federal fiscal
 monetary policy         deficits                policies
 Consumer debt           Tax policy              Trade pacts
 Corporate profits       Demographic trends      Interest rate changes
 Governmental
 Elections               Mortgage demand         Business confidence
 Employment trends       Business spending       Geopolitical risks
                         Inflationary
 Consumer spending       pressures               Wage and payroll trends
 Currency flows          Housing trends          Investment flows
 Commodity prices        GDP growth              Import prices
                         Historical financial
 Yield spreads           market returns          Factory capacity utilization
                                                 Market capitalization relative
 Stock market volume     Inventories             values
 Capital goods
 expenditures            Investor psychology     Productivity growth
 Historical asset
 class returns           Technology trends       Asset class correlations
 Cyclical and secular    Risk/return
 economic trends         characteristics         Business activity
                                                 Performance attribution by
 Volatility analysis     Stock valuations        allocation and sector
 Consumer confidence



The discussion of each Portfolio's and Underlying Fund's principal investment strategies includes some of the principal risks of investing in such a portfolio or fund. You can find a more detailed description of these and other principal risks of an investment in each Portfolio or Underlying Fund under ''Certain Investment Strategies and Related Risks.''


MAIN RISKS
There can be no assurance that any Portfolio will achieve its investment objective. The net asset value of each Portfolio's shares is affected by changes in the value of the shares of the Underlying Funds it owns. Each Portfolio's investments are invested in the Underlying Funds and, as a result, the Portfolio's performance is directly related to their performance. A Portfolio's ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives.

Each Portfolio's broad diversification is designed to help cushion severe losses in any one investment sector and moderate the Portfolio's overall price swings. However, the Portfolio's share price will fluctuate as the prices of the Underlying Funds rise or fall with changing market conditions.


Each Portfolio is subject to the particular risks of the Underlying Funds in the proportions in which the Portfolio invests in them. The primary risks associated with investing in the Underlying Funds are identified in this prospectus in the section entitled "SAM PORTFOLIO UNDERLYING FUNDS."


The greater the investment by each Portfolio in Underlying Funds that invest primarily in stocks, the greater the potential exposure to the following risks:

  .Equity Securities
    Risk                  . Growth Stock Risk         . Value Stock Risk
                          .Market Segment
  . Derivatives Risk        (LargeCap) Risk           . Exchange Rate Risk
  . Active Trading Risk   . Underlying Fund Risk

The greater the investment by each Portfolio in Underlying Funds that invest primarily in bonds, or other forms of fixed-income securities, the greater the potential exposure to the following risks:

                           .
                             Municipal Securities
  . Fixed-Income Risk        Risk                  . Portfolio Duration Risk
  .U.S. Government                                 .
    Securities Risk        . Prepayment Risk         High Yield Securities Risk
  .U.S. Government         .Real Estate
    Sponsored Securities     Securities Risk       .Eurodollar and Yankee
    Risk                                             Obligations Risk



The greater the investment by each Portfolio in Underlying Funds that invest in foreign investments, the greater the exposure to the following risks:

  .Foreign Securities
    Risk                   . Exchange Rate Risk      . Small Company Risk
  . Market Segment Risk    . Derivatives Risk



Each Portfolio is also subject to the following risks:



PAYMENT IN KIND LIQUIDITY RISK . Under certain circumstances, an Underlying Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until Edge determines that it is appropriate to dispose of such securities.



CONFLICT OF INTEREST RISK . The officers, directors, advisor, distributor, and transfer agent of the Portfolios serve in the same capacities for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Portfolios and the Underlying Funds. Because Edge and its affiliated companies earn different fees from the Underlying Funds in which the Portfolios invest, there may be a conflict between the interests of the Portfolios and the economic interests of Edge and its affiliates.


Edge has provided investment advice to each SAM Portfolio since its inception.

As of October 31, 2006, the Portfolios' assets were allocated among the Underlying Funds as follows:

                                  FLEXIBLE           CONSERVATIVE                             CONSERVATIVE           STRATEGIC
                                   INCOME              BALANCED            BALANCED              GROWTH               GROWTH
UNDERLYING FUND /(1)/             PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
 REIT Fund                           1.07%               2.19%                3.27%               4.33%                 4.33%
 Equity Income Fund                  4.59                9.15                12.18               16.13                 17.09
 Growth & Income Fund                6.16                8.10                12.12               16.04                 17.03
 West Coast Equity Fund              1.32                4.00                 6.01                7.84                  8.88
 MidCap Stock Fund                   2.88                3.43                 5.10                6.57                  8.04
 Growth Fund                         7.35                9.93                15.87               19.66                 23.02
 SmallCap Value Fund                 1.13                1.23                 2.05                2.82                  3.03
 SmallCap Growth Fund                1.08                1.13                 1.87                2.61                  2.81
 International Growth Fund                               5.40                 8.25               10.21                 11.70
 Short Term Income Fund             11.72                5.56                 0.94
 U.S. Government Securities
 Fund                               31.06               26.06                17.04                7.30
 Income Fund                        24.76               17.72                10.26                3.88
 High Yield Fund                     6.56                5.75                 4.55                2.52                  4.03
 Other Assets                        0.32                0.35                 0.49                0.09                  0.04
                       TOTAL       100.00%             100.00%              100.00%             100.00%               100.00%
///(1)/
 As of October 31, 2006, each of the Underlying Funds was a series of WM Group of Funds ("WMA"). Each of those WMA Underlying
 Funds has been combined into a series of Principal Investors Fund ("PIF") as follows:

         WMA ACQUIRED FUNDS                 PIF ACQUIRING FUNDS
   Equity Income Fund                 Equity Income Fund I
   Growth Fund                        LargeCap Growth Fund
   Growth & Income Fund               Disciplined  LargeCap Blend Fund
   High Yield Fund                   High Yield Fund II
   Income Fund                        Income Fund
   International Growth Fund          Diversified International Fund
   Mid Cap Stock Fund                 MidCap Stock Fund
   Money Market Fund                 Money Market Fund
   REIT Fund                          Real Estate Securities Fund
   Short-Term Income Fund             Short-Term Income Fund
   Small Cap Growth Fund              SmallCap Growth Fund
   Small Cap Value Fund               SmallCap Value Fund
   U.S. Government Securities Fund    Mortgage Securities Fund
   West Coast Equity Fund             West Coast Equity Fund

OTHER COMMON RISKS . Each of the Portfolios may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options. Therefore, the Portfolios are subject to the risks associated with such investments including:

  .Fixed-Income            .U.S. Government
    Securities Risk          Securities Risk           . Derivatives Risk



HISTORICAL PERFORMANCE
A bar chart and table showing the historical investment performance of each SAM Portfolio are provided with the description of each Portfolio. The bar chart for each Portfolio shows how the Portfolio's total return has varied year-by-year, and the table for the Portfolio shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Portfolio. A Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Each Portfolio's investment return is net of the operating expenses of each of the Underlying Funds.

                           FLEXIBLE INCOME PORTFOLIO

OBJECTIVE: The Portfolio seeks to provide a high level of total return
          (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in Underlying Funds.

The Portfolio generally invests no more than 30% of its net assets in underlying Equity Funds.


The Portfolio may invest:
.. Up to 40% of its assets in each of the following underlying Fixed-Income
  Funds: Short-Term Income, Mortgage Securities, Income, High Yield II and Money Market Funds; and, subject to the limits in the prior paragraph,
.. Up to 30% of its assets in each of the following underlying Equity Funds: Real
  Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value and SmallCap Growth.

The Portfolio may also invest in U.S. Government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements and derivatives.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"1997"10.25

"1998"9.24


"1999"8.64


"2000"5.1


"2001"4.33


"2002"1.03


"2003"12.08


"2004"5.73


"2005"2.66

2006 6.70



 LOGO

   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q2 '03                                      6.13%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q3 '02                                    -2.01%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                              1 YEAR               5 YEARS                10 YEARS
 CLASS A (BEFORE TAXES) .......................................          1.90                 4.61                   6.02
     (AFTER TAXES ON DISTRIBUTIONS)/ //(2)/ ...................          0.58                 3.29                   4.10
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) /(2)/ ..          1.31                 3.17                   4.01
 CLASS B ......................................................          0.85                 4.43                   5.88
 CLASS C ......................................................          4.83                 4.77                   5.66
 Lehman Brothers Aggregate Bond Index /(//3//)/ ...............          4.33                 5.06                   6.24
 S&P 500 Index /(//3//)/ ......................................         15.79                 6.19                   8.42
 20% S&P 500 Index and 80% Lehman Brothers Aggregate Bond Index
 /(//3//)/.....................................................          6.62                 5.44                   6.89
 Morningstar Conservative Allocation Category Average .........          8.17                 5.66                   5.91
 ///(1)/ The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio's performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the portfolio's expenses.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(//3//)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

                        CONSERVATIVE BALANCED PORTFOLIO

OBJECTIVE: The Portfolio seeks to provide a high level of total return
          (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in Underlying Funds.

The Portfolio invests between 40% and 80% of its net assets in a combination of underlying Fixed-Income Funds (including the underlying Money Market Fund) and between 20% and 60% of its net assets in underlying Equity Funds.


Subject to the limits in the prior paragraph, the Portfolio may invest:
.. Up to 40% of its assets in each of the following underlying Fixed-Income
  Funds: Short-Term Income, Mortgage Securities, Income, High Yield II and Money Market Funds; and
.. Up to 30% of its assets in each of the following underlying Equity Funds: Real
  Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth and Diversified International Funds.

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements and derivatives.


PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"1997"8.29

"1998"5.28


"1999"1.97


"2000"3.97


"2001"2.2


"2002"-2.98


"2003"15.98


"2004"7.38


"2005"3.8

2006 8.66



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      8.00%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -4.84%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                              1 YEAR               5 YEARS                10 YEARS
 CLASS A (BEFORE TAXES) .......................................          2.68                 5.20                   4.76
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ .....................          1.61                 4.18                   3.12
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) /(2)/ ..          1.94                 3.87                   3.04
 CLASS B ......................................................          2.73                 5.23                   4.71
 CLASS C ......................................................          6.71                 5.58                   4.55
 Lehman Brothers Aggregate Bond Index /(//3//)/ ...............          4.33                 5.06                   6.24
 S&P 500 Index /(//3//)/ ......................................         15.79                 6.19                   8.42
 40% S&P 500 Index and 60% Lehman Brothers Aggregate Bond Index
 /(//3//)/.....................................................          8.91                 5.75                   7.45
 Morningstar Conservative Allocation Category Average .........          8.17                 5.66                   5.91
 ///(1)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio's performance between 1996 and 2003 benefited from the agreement of Edge and its affiliates to limit the portfolio's expenses. Effective August 1, 2000, the investment objective and policies of the predecessor fund changed.
  Accordingly, the performance shown may not reflect what the predecessor fund's performance would have been under its current investment objective and policies.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(//3//)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


                               BALANCED PORTFOLIO

OBJECTIVE: The Portfolio seeks to provide as high a level of total return
          (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in Underlying Funds.
The Portfolio invests between at least 30% and no more than 70% of its net assets in underlying Equity Funds and at least 30% and no more than 70% of its net assets in underlying Fixed-Income Funds and the Money Market Fund.

Subject to the limits in the prior paragraph, the Portfolio may invest:
.. Up to 40% of its assets in each of the following underlying Fixed-Income
  Funds: Short-Term Income, Mortgage Securities, Income, High Yield II and Money Market Funds; and
.. Up to 30% of its assets in each of the following underlying Equity Funds:
   Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth and Diversified International Funds.

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and derivatives.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"1997"10.22

"1998"16.27


"1999"26.97


"2000"0.13


"2001"-0.51


"2002"-9.41


"2003"21.34


"2004"9.23


"2005"5.21

2006 10.36



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '99                                     15.37%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -8.79%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                              1 YEAR               5 YEARS                10 YEARS
 CLASS A (BEFORE TAXES) .......................................          4.31                 5.67                   7.88
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ .....................          3.66                 5.01                   6.35
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ...          3.06                 4.52                   5.96
 CLASS B ......................................................          4.46                 5.73                   7.83
 CLASS C ......................................................          8.48                 6.08                   7.65
 Lehman Brothers Aggregate Bond Index /(//3//)/ ...............          4.33                 5.06                   6.24
 S&P 500 Index /(//3)/ ........................................         15.79                 6.19                   8.42
 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index
 /(//3//)/ ....................................................         11.20                 5.98                   7.88
 Morningstar Moderate Allocation Category Average .............         11.26                 6.09                   7.12
 ///(1)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio's performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the portfolio's expenses.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(//3//)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

                         CONSERVATIVE GROWTH PORTFOLIO

OBJECTIVE: The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in Underlying Funds.

The Portfolio generally invests at least 60% of its net assets in underlying Equity Funds.


The Portfolio may invest up to 30% of its assets in each of the following underlying Fixed-Income Funds: Short-Term Income, Mortgage Securities, Income, High Yield II and Money Market Funds; and, subject to the limits in the prior paragraph, may invest up to 40% of its assets in each of the following underlying Equity Funds: Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth and Diversified International Funds.


The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and derivatives.


PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"1997"8.65

"1998"18.82


"1999"40.28


"2000"-2.96


"2001"-4.2


"2002"-15.7


"2003"26.97


"2004"10.88


"2005"6.24

2006 11.89



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '99                                         22.16%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02 AND '01                               -12.69%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                              1 YEAR               5 YEARS                10 YEARS
 CLASS A (BEFORE TAXES) .......................................          5.74                 5.92                   8.42
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ .....................          5.54                 5.64                   7.27
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) /(2)/ ..          3.98                 4.99                   6.72
 CLASS B ......................................................          6.05                 5.99                   8.34
 CLASS C ......................................................         10.01                 6.32                   8.15
 Lehman Brothers Aggregate Bond Index /(//3//)/ ...............          4.33                 5.06                   6.24
 S&P 500 Index /(//3//)/ ......................................         15.79                 6.19                   8.42
 80% S&P 500 Index and 20% Lehman Brothers Aggregate Bond Index
 /(//3//)/.....................................................         13.50                 6.12                   8.21
 Morningstar Moderate Allocation Category Average .............         11.26                 6.09                   7.12
 ///(1)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio's performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the portfolio's expenses.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(//3//)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


                           STRATEGIC GROWTH PORTFOLIO

OBJECTIVE: The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in Underlying Funds.

The Portfolio generally invests at least 75% of its net assets in underlying Equity Funds.


The Portfolio may invest:
  . Up to 25% of its assets in each of the following underlying Fixed-Income
    Funds: Short-Term Income, High Yield II and Money Market Funds; and, subject to the limits in the prior paragraph,
  . Up to 50% of its assets in each of the following underlying Equity Funds:
    Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth and Diversified International Funds.

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and derivatives.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES) /(1)/

"1997"12.38

"1998"22.63


"1999"44.48


"2000"-4.43


"2001"-6.69


"2002"-20.85


"2003"31.27


"2004"11.92


"2005"6.98

2006 12.75



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '99                                     25.23%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -16.73%

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) /(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                       1 YEAR                  5 YEARS                   10 YEARS
 CLASS A (BEFORE TAXES) ..............................           6.53                    5.80                       8.94
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ ............           6.34                    5.70                       7.87
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)
     /(2)/............................................           4.49                    4.99                       7.24
 CLASS B .............................................           6.90                    5.86                       8.89
 CLASS C .............................................          10.89                    6.23                       8.64
 Lehman Brothers Aggregate Bond Index /(//3//)/ ......           4.33                    5.06                       6.24
 S&P 500 Index /(//3//)/ .............................          15.79                    6.19                       8.42
 Russell 3000 Index /(//3//)/ ........................          15.72                    7.17                       8.64
 Morningstar Large Blend Category Average ............          14.12                    5.92                       7.79
 ///(1)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio's performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the portfolio's expenses.
 ///(2)/
  After-tax returns are shown for Class A shares only and would be different for Class B and C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(//3//)/ Index performance does not reflect deductions for fees, expenses, or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

FEES AND EXPENSES OF THE PORTFOLIOS
Each of the Portfolios offers Class A, Class B, and Class C shares, which are subject to different fees and expenses. This section describes the fees and expenses that you may pay if you invest in Class A, Class B, or Class C shares of a Portfolio. Estimated expenses of the underlying funds in which the portfolios invest are included.

                                                                    ANNUAL FUND OPERATING EXPENSES
                                                                             (ESTIMATED)
                                                                          (EXPENSES THAT ARE
                                                                      DEDUCTED FROM FUND ASSETS)
                                                                                                           ACQUIRED
                                                                                                             FUND         TOTAL
                                                                                                         ("UNDERLYING    ANNUAL
                                                                       GROSS                   NET FEES     FUND")        FUND
                                      MANAGEMENT   12B-1     OTHER    FEES AND     EXPENSE       AND       FEES AND     OPERATING
  CLASS A SHARES                         FEES     FEES /1/  EXPENSES  EXPENSES  REIMBURSEMENT  EXPENSE     EXPENSES     EXPENSES
 Flexible Income Portfolio /2/          0.31%      0.25%     0.11%     0.67%        0.00%       0.67%       0.56%         1.23%
 Conservative Balanced Portfolio /3/    0.31       0.25      0.12      0.68         0.00        0.68        0.59          1.27
 Balanced Portfolio /4/                 0.31       0.25      0.10      0.66         0.00        0.66        0.62          1.28
 Conservative Growth Portfolio /5/      0.31       0.25      0.11      0.67         0.00        0.67        0.66          1.33
 Strategic Growth Portfolio /6/         0.31       0.25      0.15      0.71         0.01        0.70        0.68          1.38


                                                                    ANNUAL FUND OPERATING EXPENSES
                                                                             (ESTIMATED)
                                                                          (EXPENSES THAT ARE
                                                                      DEDUCTED FROM FUND ASSETS)
                                                                                                           ACQUIRED
                                                                                                             FUND         TOTAL
                                                                                                         ("UNDERLYING    ANNUAL
                                                                       GROSS                   NET FEES     FUND")        FUND
                                      MANAGEMENT   12B-1     OTHER    FEES AND     EXPENSE       AND       FEES AND     OPERATING
  CLASS B SHARES                         FEES     FEES /1/  EXPENSES  EXPENSES  REIMBURSEMENT  EXPENSE     EXPENSES     EXPENSES
 Flexible Income Portfolio /2/          0.31%      1.00%     0.13%     1.44%        0.00%       1.44%       0.56%         2.00%
 Conservative Balanced Portfolio /3/    0.31       1.00      0.14      1.45         0.00        1.45        0.59          2.04
 Balanced Portfolio /4/                 0.31       1.00      0.12      1.43         0.00        1.43        0.62          2.05
 Conservative Growth Portfolio /5/      0.31       1.00      0.13      1.44         0.00        1.44        0.66          2.10
 Strategic Growth Portfolio /6/         0.31       1.00      0.17      1.48         0.01        1.47        0.68          2.15

                                                                   ANNUAL FUND OPERATING EXPENSES (ESTIMATED)
                                                                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



                                                                                              GROSS
                                             MANAGEMENT         12B-1          OTHER        FEES AND          EXPENSE
  CLASS C SHARES                                FEES          FEES /1/       EXPENSES       EXPENSES       REIMBURSEMENT
 Flexible Income Portfolio /2/                  0.31%           1.00%          0.12%          1.43%            0.00%
 Conservative Balanced Portfolio /3/            0.31            1.00           0.12           1.43             0.00
 Balanced Portfolio /4/                         0.31            1.00           0.10           1.41             0.00
 Conservative Growth Portfolio /5/              0.31            1.00           0.12           1.43             0.00
 Strategic Growth Portfolio /6/                 0.31            1.00           0.16           1.47             0.01
 ///1/
  12b-1 fees represent distribution and service fees that are paid to the Fund's Distributor. See "Distribution Plan and Additional
  Information Regarding Intermediary Compensation."
 ///2/Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses, excluding expenses of the Underlying Funds, (expressed as a percent of average net assets attributable to Class A, Class B, and Class C shares on an annualized basis) not to exceed 0.67% for Class A, 1.44% for Class B, and 1.43% for Class C shares.
 ///3/Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses, excluding expenses of the Underlying Funds, (expressed as a percent of average net assets attributable to Class A, Class B, and Class C shares on an annualized basis) not to exceed 0.68% for Class A, 1.45% for Class B, and 1.43% for Class C shares.
 ///4/Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses, excluding expenses of the Underlying Funds, (expressed as a percent of average net assets attributable to Class A, Class B, and Class C shares on an annualized basis) not to exceed 0.66% for Class A, 1.43% for Class B, and 1.42% for Class C shares.
 ///5/Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses, excluding expenses of the Underlying Funds, (expressed as a percent of average net assets attributable to Class A, Class B and Class C shares on an annualized basis) not to exceed 0.68% for Class A, 1.45% for Class B and 1.44% for Class C shares.
 ///6/Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses, excluding expenses of the Underlying Funds, (expressed as a percent of average net assets attributable to Class A, Class B and Class C shares on an annualized basis) not to exceed 0.70% for Class A, 1.47% for Class B and 1.46% for Class C shares.


                                                              ACQUIRED            TOTAL
                                                                FUND              ANNUAL
                                             NET FEES       ("UNDERLYING           FUND
                                                AND            FUND")           OPERATING
  CLASS C SHARES                              EXPENSE         FEES AND           EXPENSES
                                                              EXPENSES
 Flexible Income Portfolio /2/                 1.43%            0.56%             1.99%
 Conservative Balanced Portfolio /3/           1.43             0.59              2.02
 Balanced Portfolio /4/                        1.41             0.62              2.03
 Conservative Growth Portfolio /5/             1.43             0.66              2.09
 Strategic Growth Portfolio /6/                1.46             0.68              2.14
 ///1/
  12b-1 fees represent distribution and service fees that are paid to the Fund's Distributor. See "Distribution Plan and Additional
  Information Regarding Intermediary Compensation."
 ///2/Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses, excluding expenses of the Underlying Funds, (expressed as a percent of average net assets attributable to Class A, Class B, and Class C shares on an annualized basis) not to exceed 0.67% for Class A, 1.44% for Class B, and 1.43% for Class C shares.
 ///3/Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses, excluding expenses of the Underlying Funds, (expressed as a percent of average net assets attributable to Class A, Class B, and Class C shares on an annualized basis) not to exceed 0.68% for Class A, 1.45% for Class B, and 1.43% for Class C shares.
 ///4/Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses, excluding expenses of the Underlying Funds, (expressed as a percent of average net assets attributable to Class A, Class B, and Class C shares on an annualized basis) not to exceed 0.66% for Class A, 1.43% for Class B, and 1.42% for Class C shares.
 ///5/Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses, excluding expenses of the Underlying Funds, (expressed as a percent of average net assets attributable to Class A, Class B and Class C shares on an annualized basis) not to exceed 0.68% for Class A, 1.45% for Class B and 1.44% for Class C shares.
 ///6/Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses, excluding expenses of the Underlying Funds, (expressed as a percent of average net assets attributable to Class A, Class B and Class C shares on an annualized basis) not to exceed 0.70% for Class A, 1.47% for Class B and 1.46% for Class C shares.



An affiliate of the Distributor may pay to intermediaries, with respect to shares of the SAM Portfolios, a revenue sharing fee accrued daily and payable monthly at the annual rate of 0.50% (0.25% for Class C Shares) of the average daily net assets of such shares sold prior to March 1, 2006, and held continuously by customers of the intermediaries, in addition to any dealer allowance, sales commissions, and/or service fees payable by the Distributor set forth above. This fee may be modified or terminated at any time upon notice to the intermediary and the intermediary may decline to accept this fee at any time upon written notice to the Distributor.


EXAMPLE
The examples below are intended to help you compare the cost of investing in the SAM Portfolios with the costs of investing in other mutual funds. The examples assume that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses, including the operating expenses of the Underlying Funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                  CLASS A SHARES
 ------------------------------------------------------------------------------------------------------------------
                                         IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                        1        3          5         10            1       3         5          10
 FLEXIBLE INCOME PORTFOLIO         $570     $823     $1,095     $1,872          $570    $823    $1,095     $1,872
 CONSERVATIVE BALANCED PORTFOLIO    672      931      1,209      2,000           672     931     1,209      2,000
 BALANCED PORTFOLIO                 673      934      1,214      2,010           673     934     1,214      2,010
 CONSERVATIVE GROWTH PORTFOLIO      678      948      1,238      2,063           678     948     1,238      2,063
 STRATEGIC GROWTH PORTFOLIO         683      965      1,268      2,126           683     965     1,268      2,126

                                                CLASS B SHARES
 --------------------------------------------------------------------------------------------------------------
                                      IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 --------------------------------------------------------------------------------------------------------------
                                                     NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                     1         3         5        10            1       3         5          10
 FLEXIBLE INCOME PORTFOLIO       $703    $1,027    $1,278    $2,129         $203    $627    $1,078     $2,129
 CONSERVATIVE BALANCED
 PORTFOLIO                        707     1,040     1,298     2,171          207     640     1,098      2,171
 BALANCED PORTFOLIO               708     1,043     1,303     2,182          208     643     1,103      2,182
 CONSERVATIVE GROWTH PORTFOLIO    713     1,058     1,329     2,234          213     658     1,129      2,234
 STRATEGIC GROWTH PORTFOLIO       718     1,075     1,358     2,297          218     675     1,158      2,297

                                                  CLASS C SHARES
 ------------------------------------------------------------------------------------------------------------------
                                         IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                        1        3          5         10            1       3         5          10
 FLEXIBLE INCOME PORTFOLIO         $302     $624     $1,073     $2,317          $202    $624    $1,073     $2,317
 CONSERVATIVE BALANCED PORTFOLIO    305      634      1,088      2,348           205     634     1,088      2,345
 BALANCED PORTFOLIO                 306      637      1,093      2,358           206     637     1,093      2,358
 CONSERVATIVE GROWTH PORTFOLIO      312      655      1,124      2,421           212     655     1,124      2,421
 STRATEGIC GROWTH PORTFOLIO         317      672      1,153      2,482           217     672     1,153      2,482

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS

This section describes the fees and expenses you may pay if you invest in Class A, B, or C shares of a Fund. You may pay both one-time fees and ongoing fees. The table below shows the one-time fees you may pay directly if you invest in a Fund. The ongoing fees are the operating expenses of a Fund, which are described in a table provided with the description of each Fund. The ongoing operating expenses include fees paid to a Fund's manager, underwriter and others who provide services to the Fund. These expenses reduce the value of each share you own.


Fees and expenses are important because they lower your earnings. However, low costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge. Before investing, you should be sure you understand the nature of different costs. Your Investment Representative can help you with this process. An example of the impact of both the one-time and ongoing fees on an investment in a Fund is also provided with the description of each Fund.


YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS THROUGH A LINK ON THE FUND'S WEBSITE AT WWW.PRINCIPALFUNDS.COM, FROM THE SAI OR FROM YOUR INVESTMENT REPRESENTATIVE.


ONE-TIME FEES
.. You may pay a one-time sales charge for each purchase (Class A shares) or redemption (Class B or Class C shares).
  . Class A shares may be purchased at a price equal to the share price plus an initial sales charge. Investments of $1 million or more of Class A shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC) at the time of redemption.
  . Class B and Class C shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
.. An excessive trading fee of 1.00% is charged on redemptions or exchanges of a Fund's Class A, Class B, and Class C shares of $30,000, or more if the shares were purchased within 30 days of the redemption or exchange. The fee does not apply to redemptions made: through an Automatic Exchange Election or a Periodic Withdrawal Plan; due to a shareholder's death or disability (as defined in the Internal Revenue Code); or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is calculated as a percentage of market value of the shares redeemed or exchanged at the time of redemption or exchange (without regard to the effect of any CDSC that may apply). The excessive trading fee does not apply to shares redeemed/exchanged from the Money Market Fund.

The table below describes the one-time fees that you may pay directly if you buy or redeem shares of a Fund.

                              SHAREHOLDER FEES
                  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                  CLASS A         CLASS B          CLASS C
                                  -------         -------          -------
MAXIMUM SALES CHARGE IMPOSED
ON PURCHASES
(AS A % OF OFFERING PRICE)           /               /                /
 All Equity Funds, except
 LargeCap S&P 500 Index Fund      5.50%/(//1//)/  None             None
 Municipal Funds, All
 Fixed-Income Funds, except
 Short-Term Bond, Short-Term
 Income, and Ultra Short Bond
 Funds                            4.50%/(//1//)/  None             None
 Short-Term Bond and
 Short-Term Income Funds          2.50%/(1)/       N/A             None
 LargeCap S&P 500 Index Fund      1.50%/(//1//)/   N/A             None
 Ultra Short Bond Fund            1.00%/(//1//)/   N/A             None
 Money Market Fund             None               None             None
MAXIMUM CONTINGENT DEFERRED
SALES CHARGE (CDSC)
(AS A % OF DOLLARS SUBJECT TO
CHARGE)
 All Funds except LargeCap
 S&P 500 Index, Short-Term
 Bond, Short-Term Income and
 Ultra Short Bond Funds           1.00%/(//2//)/  5.00%/(//4//)/   1.00%/(//5//)/
 LargeCap S&P 500 Index,
 Short-Term Bond, Short-Term
 Income and Ultra Short Bond
 Funds                            0.25%/(//2//)/   N/A              N/A
REDEMPTION OR EXCHANGE FEE
(AS A % OF AMOUNT
REDEEMED/EXCHANGED)                  /               /                /
 All Funds except Money
 Market Fund                      1.00%/(//3//)/  1.00%/(//3//)/   1.00%/(//3//)/
 Money Market Fund                  None          None             None


/ //(//1//)/ Sales charges are reduced or eliminated for purchases of $50,000
 ($250,000 for the Ultra Short Bond Fund) or more. See "Front-end sales charge - Class A shares."
/ //(//2//)/ A contingent deferred sales charge applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
/ //(//3//)/ Excessive trading fees are charged when $30,000 or more of shares are redeemed or exchanged from one Fund to another Fund within 30 days after they are purchased.
/ //(//4//)/ Contingent deferred sales charges are reduced after 24 months and eliminated after 5 years.
/ //(5)/ A contingent deferred sales charge applies on certain redemptions made within 12 months.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds or the Strategic Asset Management ("SAM") Portfolios, except to the extent the Principal LifeTime Funds or SAM Portfolios invest in securities other than the Underlying Funds. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES

MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty's collateral invested by the Fund declines in value as a result of investment losses.

REVERSE REPURCHASE AGREEMENTS
A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS

The Funds may enter into currency contracts, currency futures contracts and options, and options on currencies for hedging and other purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS
Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES
The Bond & Mortgage Securities, Equity Income I, Income, High Yield II, Inflation Protection, MidCap Stock, Short-Term Bond, Tax-Exempt Bond I, Ultra Short Bond, and West Coast Equity Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.


MUNICIPAL OBLIGATIONS, LEASES, AND AMT-SUBJECT BONDS
The two principal classifications of municipal bonds are ''general obligation'' and ''revenue'' bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

The California Insured Intermediate Municipal Fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, ''lease obligations'') of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged. Certain of these lease obligations contain ''non-appropriation'' clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the ''non-appropriation'' risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a ''non-appropriation'' lease, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.


''AMT-subject bonds'' are municipal obligations issued to finance certain ''private activities,'' such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax ("AMT") and will also give rise to corporate alternative minimum taxes. See ''Tax Considerations'' for a discussion of the tax consequences of investing in the Funds.


Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.


REAL ESTATE INVESTMENT TRUSTS
The Funds, except the Money Market Fund, may invest in real estate investment trust securities, herein referred to as ''REITs.'' In addition, the Real Estate Securities Fund typically invests a significant portion of its net assets in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT's expenses, including management fees, and will remain subject to the Fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.


INITIAL PUBLIC OFFERINGS ("IPOS")
Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts, and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the possibility that the counterparty may fail to perform its obligations.

EXCHANGE TRADED FUNDS (ETFS)
These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING
As a principal investment strategy, the Diversified International and International Emerging Markets Funds may each invest Fund assets in securities of foreign companies. The other Funds (except California Insured Intermediate Municipal, California Municipal, Government & High Quality Bond, Mortgage Securities, Tax-Exempt Bond and Tax-Exempt Bond I) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S. and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for a Fund.

Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the risks of the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political, and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade.


GEOGRAPHIC CONCENTRATION
Potential investors in the West Coast Equity, California Insured Intermediate Municipal, and California Municipal Funds should consider the possibility of greater risk arising from the geographic concentration of their investments, as well as the current and past financial condition of California municipal issuers in the case of the municipal funds. In addition to factors affecting the state or regional economy, certain California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions, and voter initiatives could result in certain adverse consequences affecting California municipal obligations. See the SAI for a more detailed description of these risks.

SMALL AND MEDIUM CAPITALIZATION COMPANIES
The Funds (except Government & High Quality Bond) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Disciplined LargeCap Blend, Short-Term Bond, Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, and Preferred Securities Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.


TEMPORARY DEFENSIVE MEASURES
From time to time, as part of its investment strategy, each Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that a Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.


FUND OF FUNDS
The performance and risks of each Principal LifeTime Fund and Strategic Asset Management ("SAM") Portfolio directly corresponds to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the Principal LifeTime Funds and the SAM Portfolios have partial exposure to the risks of many different areas of the market. The more a Principal LifeTime Fund or SAM Portfolio allocates to stock funds, the greater the expected risk.

Each Principal LifeTime Fund and SAM Portfolio indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a Principal LifeTime Fund or SAM Portfolio may be more costly than investing directly in shares of the Underlying Funds. If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

The risks associated with investing in an Underlying Fund of a fund of funds are discussed in Appendix A under Underlying Fund Risk.


PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) that may have an adverse impact on Fund performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT OF THE FUNDS


THE MANAGER

Principal Management Corporation ("Principal") serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio managers appointed by Principal for each Principal LifeTime Fund are, effective June 1, 2007, Michael P. Finnegan, Randy L. Welch and James Fennessey. The portfolio manager appointed by PGI for each Principal LifeTime Fund is Dirk Laschanzky. On behalf of PGI, Mr. Laschanzky develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Finnegan, Welch, and Fennessey implement the strategic asset allocation Mr. Laschanzky sets.


MICHAEL P. FINNEGAN, CFA. . Mr. Finnegan is a Senior Vice President of Principal and serves as the firm's Chief Investment Officer. Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal's investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates' consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University.



RANDY L. WELCH. . Mr. Welch is a Vice President of Principal. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch has the NASD Series 7, 24, 63 and 66 licenses and is also an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an MBA from Drake University.



JAMES FENNESSEY, CFA. . Mr. Fennessey is a Research Analyst within Principal's Investment Services group. Mr. Fennessey joined the Principal Financial Group in 2000. He is a member of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey graduated from Truman State University with a BS in Business Administration, with an emphasis in Finance, and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation.

THE SUB-ADVISORS

Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by Principal. Information regarding the Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in each of the Funds.

SUB-ADVISOR: AllianceBernstein L.P. ("AllianceBernstein"). AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.

The management of and investment decisions for the Fund's portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of the Sub-Adviser's large internal research staff. No one person is principally responsible for making recommendations for the Fund's portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund's portfolio are: Marilyn Fedak, John Mahedy, John Phillips and Chris Marx.

                                                                                       DAY-TO-DAY
           FUND                                                                        FUND MANAGEMENT
           ----                                                                        ---------------
           Partners LargeCap Value                                                     Marilyn G. Fedak
                                                                                       Mark R. Gordon
                                                                                       John Mahedy
                                                                                       Chris Marx
                                                                                       John D. Phillips, Jr.




MARILYN G. FEDAK, CFA . Ms. Fedak joined AllianceBernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the US Large Cap Value Equity Investment Policy Group. Ms. Fedak serves on AllianceBernstein's Management Executive Committee and is also a Director of SCB Inc. She earned a BA from Smith College and an MBA from Harvard University. She has also earned the right to use the Chartered Financial Analyst designation.



MARK R. GORDON, CFA . Mr. Gordon joined AllianceBernstein in 1983. In 2004, he assumed the position of Executive Vice President and Director of Global Quantitative Research. Mr. Gordon also serves on AllianceBernstein's Executive Committee. He earned a BS from Brown University, and pursued graduate studies in applied mathematics and statistics at Princeton University and New York University. Mr. Gordon has earned the right to use the Chartered Financial Analyst designation.



JOHN MAHEDY, CPA . Mr. Mahedy was named Co-CIO-US Value equities in 2003. He continues to serve as director of research-US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst at AllianceBernstein's institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001. He earned a BS and an MBA from New York University.



CHRISTOPHER W. MARX . Mr. Marx joined AllianceBernstein in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Mr. Marx earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.



JOHN D. PHILLIPS, JR., CFA . Mr. Phillips joined AllianceBernstein in 1994 and is a senior portfolio manager and member of the US Value Equities Investment Policy Group. He is also chairman of AllianceBernstein's Proxy Voting Committee. Mr. Phillips earned a BA from Hamilton College and an MBA from Harvard University. He has also earned the right to use the Chartered Financial Analyst designation.

SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Prescott LeGard
                                        Gregory Woodhams




E.A. PRESCOTT LEGARD, CFA . Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY J. WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: BNY Investment Advisors ("BNY"), a separately identifiable division of The Bank of New York, is located at 1633 Broadway, NY, NY 10019. Founded by Alexander Hamilton in 1784, The Bank of New York is one of the largest commercial banks in the United States. The Bank of New York began offering investment services in the 1830s and manages investments for institutions and individuals.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  James Boffa
                                        Kurt Zyla
           Partners LargeCap Value      James Boffa
                                        Kurt Zyla




JAMES BOFFA . Mr. Boffa is a Senior Short Term Portfolio Manager in the Short Term Money Management Department of BNY. He began his career with The Bank of New York in 1980 managing an Operations Group. Mr. Boffa specializes in the management of overnight Short Term portfolios. He earned a Bachelor's degree in Business and Psychology from Pace University.



KURT ZYLA . Mr. Zyla is the Managing Director and Division Head of Index Fund Management at BNY. Prior to managing the Division in 1998, he was an index portfolio manager and worked in the Special Investment Products area, focusing on portfolio transitions/liquidations and equity derivative product strategies. Before joining BNY in 1989, Mr. Zyla worked in the Specialty Chemical's Division of Engelhard Corporation in the areas of technical sales and product management. He earned a BS in Chemical Engineering from New Jersey Institute of Technology and an MBA from New York University's Stern School of Business.

SUB-ADVISOR: Columbus Circle Investors ("CCI") is an affiliate of PGI and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           LargeCap Growth              Anthony Rizza




ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

SUB-ADVISOR: Edge Asset Management, Inc. (formerly known as WM Advisors, Inc.)
         ("Edge") is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 1201 Third Avenue, 8th Floor, Seattle, WA 98101.


                                                  DAY-TO-DAY
           FUND                                   FUND MANAGEMENT
           ----                                   ---------------
           Equity Income I                        Joseph T. Suty
           High Yield II                          Gary J. Pokrzywinski
           Income                                 John R. Friedl
                                                  Gary J. Pokrzywinski
           MidCap Stock                           Daniel R. Coleman
           Mortgage Securities                    Craig V. Sosey
           Short-Term Income                      Craig V. Sosey
           Strategic Asset Management Portfolios  Randall L. Yoakum
             Balanced Portfolio                   Michael D. Meighan
             Conservative Balanced Portfolio
             Conservative Growth Portfolio
             Flexible Income Portfolio
             Strategic Growth Portfolio
           West Coast Equity                      Philip M. Foreman





DANIEL R. COLEMAN . Mr. Coleman, Portfolio Manager of Edge, leads a team of investment professionals that is responsible for the management of the Equity Funds for which Edge serves as sub-advisor (Equity Income I, MidCap Stock, and West Coast Equity). Mr. Coleman has had primary responsibility for the day-to-day management of the predecessor Mid Cap Stock Fund, since December 2001. Mr. Coleman joined Edge in October 2001. Prior to that, he was Vice President and Senior Manager of Business Development at InfoSpace, Inc./Go2Net from 2000 until 2001, and Member and General Partner of Brookhaven Capital Management LLC/ Clyde Hill Research from 1989 until 2000.



PHILIP M. FOREMAN, CFA . Mr. Foreman, Portfolio Manager of Edge, has been responsible for the day-to-day management of the predecessor West Coast Equity Fund since 2002. Mr. Foreman has been employed by Edge since January of 2002. Prior to that, Mr. Foreman was Senior Vice President and Equity Mutual Fund Manager at Evergreen Asset Management Co. from 1999 until 2002, and Vice President and Senior Portfolio Manager at Edge from 1991 until 1999.

JOHN R. FRIEDL, CFA . Mr. Friedl, Portfolio Manager, has been co-manager of the predecessor Income Fund with Gary J. Pokrzywinski since March 2005. He has been employed as an investment professional at Edge since August 1998. He is responsible for the day-to-day management of the Fund.



MICHAEL D. MEIGHAN, CFA . Mr. Meighan, Portfolio Manager-Asset Allocation of Edge, was responsible for co-managing the predecessor SAM Portfolios with Mr. Yoakum (see below) beginning March 2003. Mr. Meighan joined Edge in 1999. Between 1993 and 1999, he was employed with Mr. Yoakum at D.A. Davidson & Co. as a Portfolio Manager and Senior Analyst for its asset allocation product.



GARY J. POKRZYWINSKI, CFA . Mr. Pokrzywinski, Chief Investment Officer of Edge. Since March 2005, he has been responsible for co-managing the predecessor Income Fund with John Friedl. As co-manager, Mr. Pokrzywinski contributes to the establishment of the philosophy and long term structure of the Fund. Between 1992 and March 2005 he had primary responsibility for the day-to-day management of the Income Fund. Mr. Pokrzywinski has been employed by Edge since July 1992.



CRAIG V. SOSEY . Mr. Sosey, Portfolio Manager of Edge, has had primary responsibility for the day-to-day management of the predecessor Short Term Income and predecessor U.S. Government Securities Funds since January 2000 and November 1998, respectively. He has been employed by Edge since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years.



JOSEPH T. SUTY, CFA . Mr. Suty, Portfolio Manager of Edge, has been responsible for the day-to-day management of the predecessor Equity Income Fund since October 2005. Prior to joining Edge in September 2005, Mr. Suty managed personal and foundation portfolios from January 2005 until August 2005. From December 1991 until December 2004, Mr. Suty was a portfolio manager of large-cap value stocks at Washington Capital Management, Inc., where he was a principal and director of the firm.



RANDALL L. YOAKUM, CFA . Mr. Yoakum, Chief Investment Strategist and Head of Asset Allocation of Edge, led a team of investment professionals in managing the predecessor SAM Portfolios beginning January 1999. Between 1997 and 1999, Mr. Yoakum was Chief Investment Officer for D.A. Davidson & Co. Between 1994 and 1997, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors) for eight years.


SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a wholly owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Joseph W. Garner
                                        Kenneth G. Mertz II
                                        Stacey L. Sears



The portfolio management and strategy team have long tenures at Emerald, with Ms. Sears joining Emerald in 1991, Mr. Mertz in 1992 and Mr. Garner in 1994.

JOSEPH W. GARNER . Mr. Garner joined Emerald in 1994 and serves as Director of Emerald Research and Portfolio Manager. Prior to joining Emerald, Mr. Garner was the Program Manager of the Pennsylvania Economic Development Financing Authority (PEDFA); an Economic Development Analyst with the PA Department of Commerce's Office of Technology Development; and an Industry Research Analyst with the Pittsburgh High Technology Council. Mr. Garner earned an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.



KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc. Formerly he served as Past Trustee, Vice President of the Emerald Mutual Funds (1992-2005) and Chief Investment Officer of the Pennsylvania State Employees' Retirement System (1985-1992). He earned a BA in Economics from Millersville University.


Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz, Ms. Sears and Mr. Garner work as a team developing strategy.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. She is co-manager of the Forward Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears earned a BS in Business Administration from Millersville University and an MBA from Villanova University.


SUB-ADVISOR: Essex Investment Management Company, LLC ("Essex") is a
         Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients. Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Its address is 125 High Street, 29th Floor, Boston, MA 02110.


                                             DAY-TO-DAY
           FUND                              FUND MANAGEMENT
           ----                              ---------------
           Partners SmallCap Growth Fund II  Nancy B. Prial




NANCY B. PRIAL, CFA . Ms. Prial is a Portfolio Manager and Senior Principal on the Essex Small-Micro Cap Growth and Small-Mid Cap Growth strategies. Prior to joining the firm, she spent six years at The Burridge Group, LLC as Vice President and Chief Investment Officer and four years at the Twentieth Century Division of American Century Investors. She began her investment career in 1984 at Frontier Capital Management as a fundamental analyst and portfolio manager. Ms. Prial graduated from Bucknell University with a BS in Electrical Engineering and a BA in Mathematics. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.

SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("Goldman Sachs") is part of the Investment Management Division ("IMD") of Goldman, Sachs & Co. Goldman Sach's principal office is located at 32 Old Slip, New York, NY 10005.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Melissa R. Brown
                                        Robert C. Jones




MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined Goldman Sachs as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined Goldman Sachs as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Jacobs Levy Equity Management, Inc. ("Jacobs Levy") provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park, New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity separate accounts for institutional clients. Its address is 100 Campus Drive, Florham Park, NJ 07932-0650.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        Bruce Jacobs
                                        Ken Levy




BRUCE JACOBS, PH.D . Dr. Jacobs serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Dr. Jacobs was Senior Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. Dr. Jacobs earned a BA from Columbia College, an MS in Operations Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University, and an MA in Applied Economics and a Ph.D. in Finance from the University of Pennsylvania's Wharton School.

KEN LEVY, CFA . Mr. Levy serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Mr. Levy was Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. He earned a BA in Economics from Cornell University and an MBA and an MA in Business Economics from the University of Pennsylvania's Wharton School. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon").

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth I     Adam T. Logan
                                        John O'Toole




ADAM T. LOGAN, CFA . Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Equity. Previously, he performed duties as a financial analyst in Mellon Financial Corporation's corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.



JOHN O'TOOLE, CFA . Joining the company in 1990, Mr. O'Toole is a Senior Vice President and a principal of Mellon Equity. Mr. O'Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Morgan Stanley Investment Management Inc. d/b/a Van Kampen (''Van
         Kampen''), 1221 Avenue of the Americas, New York, New York 10020, acts as sub-advisor to the California Municipal, California Insured Intermediate Municipal, and Tax-Exempt Bond I Funds. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley, a publicly held global financial services company. Van Kampen provides investment advice to a wide variety of individual, institutional, and investment company clients.

                                             DAY-TO-DAY
           FUND                              FUND MANAGEMENT
           ----                              ---------------
           California Insured Intermediate   Joseph A. Piraro
           Municipal
           California Municipal              Joseph A. Piraro
           Tax-Exempt Bond I                 Thomas M. Byron




THOMAS M. BYRON . Mr. Byron, Vice President of Van Kampen, has had primary responsibility since January 1999 for the day-to-day management of the WM Tax-Exempt Bond Fund, which was combined into the Tax-Exempt Bond Fund I in January 2007. Mr. Byron has been at Van Kampen since 1981 and, prior to taking over responsibility for managing the Fund, he was Head Buyer and Manager of Van Kampen's Unit Investment Trust desk.

JOSEPH A. PIRARO . Mr. Piraro, Executive Director of Van Kampen, has had primary responsibility for the day-to-day management of the California Municipal Fund since May 1992 (prior to January 2007, the Fund was a series of WM Trust II). Mr. Piraro has also had primary responsibility for the day-to-day management of the California Insured Intermediate Municipal Fund since the Fund's inception in April 1994 (prior to January 2007, the Fund was a series of WM Trust II). Mr. Piraro has been employed by Van Kampen since 1992.


SUB-ADVISOR: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. The two firms continue an asset management history that began in 1939. Neuberger Berman is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        S. Basu Mullick




S. BASU MULLICK . Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned an MA in Economics and a Ph.D., ABD Finance from Rutgers University.


SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.



                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
                                                Timothy R. Warrick
           Disciplined LargeCap Blend           Jeffrey A. Schwarte
           Diversified International            Paul H. Blankenhagen
                                                Juliet Cohn
                                                Chris Ibach
           Government & High Quality Bond       Brad Fredericks
                                                Lisa A. Stange
           Inflation Protection                 Martin J. Schafer
                                                Gwen Swanger
           International Emerging Markets       Michael Ade
                                                Mihail Dobrinov
                                                Michael L. Reynal
           LargeCap S&P 500 Index               Dirk Laschanzky
           LargeCap Value                       Arild Holm (05-18-07)
                                                John Pihlblad
           MidCap Blend                         K. William Nolin
           Money Market                         Tracy Reeg
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
           Principal LifeTime 2020              Dirk Laschanzky
           Principal LifeTime 2030              Dirk Laschanzky
           Principal LifeTime 2040              Dirk Laschanzky
           Principal LifeTime 2050              Dirk Laschanzky
           Principal LifeTime Strategic Income  Dirk Laschanzky
           Short-Term Bond                      Zeid Ayer
                                                Craig Dawson
                                                Martin J. Schafer
           SmallCap Blend                       Thomas Morabito
                                                Phil Nordhus
           SmallCap Growth                      Mariateresa Monaco
           SmallCap Value                       Thomas Morabito
           Ultra Short Bond                     Zeid Ayer
                                                Craig Dawson

MICHAEL ADE, CFA . Mr. Ade is a research analyst and serves as a co-portfolio manager for Principal Global Investors. Based in Singapore, his company research focus encompasses the consumer, health care and non-bank financial sectors. Mr. Ade joined the firm in 2001. He received a bachelor's degree in finance from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.



WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong is a portfolio manager for PGI. He manages multi-sector portfolios that invest in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns, and agencies. He joined the firm in 1992. Previously he served as a commissioned bank examiner at Federal Deposit Insurance Commission. He earned a Master's degree from the University of Iowa and a Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



ZEID AYER, PH.D., CFA . Mr. Ayer is a portfolio manager at PGI. He is a co-manager of the ultra short and short-term bond portfolios. He is also head of the Structured Debt group that covers asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). He joined PGI in 2001 and is the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, Mr. Ayer was an assistant vice president at PNC Financial Services Group. He earned a doctorate in Physics from the University of Notre Dame, a master's in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.



PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen joined the firm in 1992 and was named a portfolio manager in 2000. He is responsible for developing portfolio strategy and the ongoing management of core international equity portfolios. He earned a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.

JULIET COHN . Ms. Cohn is a portfolio manager at PGI. She co-manages the core international equity portfolios, with an emphasis on Europe and on the health care sector. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a Bachelor's degree in Mathematics from Trinity College, Cambridge England.



CRAIG DAWSON, CFA . Mr. Dawson is a portfolio manager at PGI. He is co-manager of the ultra short and short term bond portfolios. He joined the firm in 1998 as a research associate, then moved into a portfolio analyst role before moving into a portfolio manager position in 2002. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.



MIHAIL DOBRINOV, CFA . Mr. Dobrinov is a research analyst and serves as a co-portfolio manager for Principal Global Investors. He specializes primarily in the analysis of companies in the industrial sector, and serves as co-manager for diversified emerging markets portfolios. He joined the firm as an international and emerging market debt and currency specialist in 1995 and joined the equities team in 2002. Mr. Dobrinov received an MBA in finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mihail does not provide legal services on behalf of any of the member companies of the Principal Financial Group.)



BRAD FREDERICKS. . Mr. Fredericks is a portfolio manager at PGI. He is responsible for co-managing the government securities accounts. His responsibilities include general portfolio overview and security analysis. He joined the firm in 1998 as a financial accountant and was named a portfolio manager in 2002. Previously, Mr. Fredericks was an assistant trader at Norwest Mortgage. He earned a Bachelor's degree in Finance from Iowa State University. Mr. Fredericks is a Fellow of the Life Management Institute (FLMI).



ARILD HOLM, CFA . Mr. Holm is a portfolio manager at PGI. He specializes in the management of large cap value portfolios and also provides analyst coverage of domestic energy companies. Before joining Principal in 2002, Mr. Holm was an investment officer with the University of California. Previously, he spent five years with the Colorado Public Employees' Retirement Association (PERA) as an energy portfolio manager and three years as an oil and gas analyst with Hanifen, Imhoff, Inc. Mr. Holm earned an MBA in Finance from the University of Colorado and a Bachelor's degree in Management Sciences from the University of Manchester Institute of Science and Technology (England). He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.



CHRISTOPHER IBACH, CFA . Mr. Ibach is an associate portfolio manager and equity research analyst at PGI. He specializes primarily in the analysis of international technology companies, with a particular emphasis on semi-conductor research. Prior to joining PGI in 2000, he gained six years of related industry experience with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



DIRK LASCHANZKY, CFA . Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MARIATERESA MONACO . Ms. Monaco is a portfolio manager and member of the domestic small-cap equity team at PGI. She serves as lead portfolio manager for the small-cap growth portfolios. Ms. Monaco joined PGI in 2005 with a decade of prior equity investment experience with Fidelity Management and Research in Boston where she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy.



THOMAS MORABITO, CFA . Mr. Morabito leads the small-cap portfolio management team for PGI and is the portfolio manager on the small-cap value portfolios. Prior to joining PGI in 2000, he managed the Structured Small Cap Fund for Invesco Management & Research. He earned an MBA in Finance from Northeastern University and his BA in

Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin is a portfolio manager for PGI. He serves as the portfolio manager for the firm's international small-cap equity portfolios. He joined the firm in 1994. He earned an MBA from the Yale School of Management and a Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



PHIL NORDHUS, CFA . Mr. Nordhus joined PGI in 1990 and was previously involved in corporate acquisitions and divestitures before moving to the equity group in 2000. Most recently, he has been involved in managing the small-cap portfolios and has responsibility for managing the small-cap analyst team. Mr. Nordhus earned an MBA from Drake University and a Bachelor's degree in Economics from Kansas State University. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is a portfolio manager at PGI. He joined the firm in 2000 and led the development of PGI's Global Research Platform. He has over 25 years experience in creating and managing quantitative investment systems. Prior to joining PGI, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He earned a BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



TRACY REEG. . Ms. Reeg is a portfolio manager at PGI. She is involved in the portfolio management of money market portfolios. She joined the firm in 1993 and began trading and portfolio management duties in 2000. Ms. Reeg earned a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).



MICHAEL L. REYNAL . Mr. Reynal is a portfolio manager at PGI. He specializes in the management of emerging markets portfolios, as well as regional Asian equity portfolios. Prior to joining PGI in 2001, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. Mr. Reynal earned an MBA from the Amos Tuck School at Dartmouth College, an MA in History from Christ's College at the University of Cambridge and a BA in History from Middlebury College.



ALICE ROBERTSON . Ms. Robertson is a trader for PGI on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for PGI. He specializes in short-term and long duration portfolios, as well as the Inflation Protection Fund and stable value mandates. He also has experience in managing mortgage-backed securities. Mr. Schafer joined the firm in 1977 and in the early 1980s he developed the firm's secondary mortgage marketing operation. In 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985, institutional portfolios in 1992 and stable value portfolios in 2000. He has earned a Bachelor's degree in Accounting and Finance from the University of Iowa.



JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is a portfolio manager at PGI. He manages the large-cap core portfolios and is co-portfolio manager on the midcap value strategies. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He earned a Bachelor's degree in Accounting from the University of Northern Iowa. He has earned the right to use the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI).



LISA A. STANGE, CFA . Ms. Stange is a portfolio manager and strategist for PGI. She is responsible for managing the government securities portfolios and the mortgage-backed securities (MBS) within the multi-sector portfolios. As a strategist, Ms. Stange is involved in the formulation of broad investment strategy, quantitative research and product development. Previously, she was co-portfolio manager for U.S. multi-sector portfolios. She joined the firm in 1989. Ms.

Stange earned an MBA and a Bachelor's degree from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.



GWEN SWANGER, CFA . Ms. Swanger is a portfolio manager for PGI's global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She earned an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She has also earned the right to use the Chartered Financial Analyst designation.



TIMOTHY R. WARRICK, CFA . Mr. Warrick is a portfolio manager at PGI with responsibility for the corporate and U.S. multi-sector portfolios. He also serves as portfolio management team leader with responsibility for overseeing portfolio management function for all total return fixed income products. Prior to his portfolio management responsibilities with the firm, Mr. Warrick was a fixed income credit analyst and extensively involved in product development. He joined the firm in 1990. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal - REI's address is 801 Grand Avenue, Des Moines, IA 50392.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate Securities       Kelly D. Rush




KELLY D. RUSH, CFA . As portfolio manager, Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI, the dedicated real estate group of Principal. He has been managing the real estate stock portfolio since 1997. Previously, Mr. Rush participated in structuring commercial mortgage loans for public real estate companies and the analysis of real estate investment trust issued bonds. He has been with the real estate investment area of the firm since 1987. He earned an MBA in Business Administration and a Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Preferred Securities         L. Phillip Jacoby
                                        Bernard M. Sussman




L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager for Spectrum and chairman of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, he was a senior investment officer as USL Capital

Corporation, a subsidiary of Ford Motor Corporate, and co-managed a $600 million preferred stock portfolio. He earned his BS in Finance from Boston University.



BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer of Spectrum and Chair of its Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was a general partner and head of the Preferred Stock area of Goldman Sachs & Co. He was responsible for sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid (MIPS) market. He earned both an MBA in Finance and a Bachelor's degree in Industrial Relations from Cornell University.


SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 69 years of investment management experience. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      Anna M. Dopkin
                                        Richard T. Whitney
           Partners LargeCap Growth I   Robert W. Sharps





ANNA M. DOPKIN, CFA . Ms. Dopkin is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Co-Director of U.S. Equity Research, and a member of the firm's Equity Steering Committee. Prior to joining T. Rowe Price in 1996, she worked at Goldman Sachs in it Mortgage SEcurities Department in New York and London. Ms. Dopkin earned a B.S., magna cum laude, from The Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.


Ms. Dopkin serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, she, along with Mr. Whitney, is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the Fund.



ROBERT W. SHARPS, CFA, CPA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also the lead Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.



RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of the firm's Quantitative Equity Group and member of the Equity Steering Committee and Brokerage Control Committee. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Whitney serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he, along with Ms. Dopkin, is responsible for ensuring adherence to portfolio constraints and risk controls, as well as managing inter-analyst activity.

SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Tara R. Hedlund
                                        Christopher K. McHugh
                                        Jason D. Schrotberger




TARA R. HEDLUND, CFA, CPA . Ms. Hedlund joined Turner in 2000. Previously, she was an audit engagement senior at Arthur Andersen LLP. She has been in investment management since 1995. She earned a BBS in Accountancy from Villanova University. She has earned the right to use the Chartered Financial Analyst designation.



CHRISTOPHER K. MCHUGH . Mr. McHugh, Vice President and Senior Portfolio Manager, joined Turner in 1990. Prior to joining Turner, he was a performance specialist at Provident Capital Management. He earned a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University.



JASON D. SCHROTBERGER, CFA . Mr. Schrotberger joined Turner in 2001. Previously, he was an investment analyst at BlackRock Financial Management. He has been in investment management since 1994. He earned a BA in Economics from Denison University and an MBA in Finance from the University of Illinois. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a
         Delaware corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Paul A. Graham, Jr.
                                        David N. Wabnik




PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School.

THE SUB-SUB-ADVISORS
Principal Global Investors, LLC ("PGI") has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of PGI for a certain portion of the Fund's assets. The sub-sub-advisor is paid a fee by PGI.

PGI is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum ("Spectrum") and Post Advisory Group, LLC ("Post"), each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the Ultra Short Bond Fund's portfolio are made by Post.


See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers for the Bond & Mortgage Securities Fund.


SUB-SUB-ADVISOR: Post Advisory Group, LLC ("Post") is an affiliate of PGI and a member of the Principal Financial Group. Post was founded in April 1992. Its address is 11755 Wilshire Boulevard, Los Angeles, CA 90025.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.



LAWRENCE A. POST . Mr. Post is a chief executive officer and chief investment officer for Post. He has over 35 years experience in the investment business, including 25 years in the high yield bond market. Prior to founding Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. He earned an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.



ALLAN SCHWEITZER . Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer earned a Bachelor's degree in Business Administration from Washington University at St. Louis and a Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.


DUTIES OF PRINCIPAL AND SUB-ADVISORS
Principal or the Sub-Advisor provides the Directors of the Principal Investors Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Several of the Funds have multiple Sub-Advisors. For those Funds, Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

FEES PAID TO THE MANAGER
Principal is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2006 was:

                                               Partners MidCap Growth
       Bond & Mortgage Securities    0.53%     I                          1.00
       California Insured
       Intermediate Municipal        N/A*      Partners MidCap Value      1.00
                                               Partners SmallCap
       California Municipal          N/A*      Growth II                  1.00
       Disciplined LargeCap Blend    0.59      Preferred Securities       0.75
                                               Principal LifeTime
       Diversified International     0.90      2010                     0.1225
                                               Principal LifeTime
       Equity Income I               N/A*      2020                     0.1225
       Government & High Quality               Principal LifeTime
       Bond                          0.40      2030                     0.1225
                                               Principal LifeTime
       High Yield II                 N/A*      2040                     0.1225
                                               Principal LifeTime
       Income                        N/A*      2050                     0.1225
                                               Principal LifeTime
       Inflation Protection          0.40      Strategic Income         0.1225
       International Emerging
       Markets                       1.20      Real Estate Securities     0.84
       LargeCap Growth **            0.54      SAM Balanced               N/A*
                                               SAM Conservative
       LargeCap S&P 500 Index        0.15      Balanced                   N/A*
                                               SAM Conservative
       LargeCap Value                0.45      Growth                     N/A*
       MidCap Blend                  0.64      SAM Flexible Income        N/A*
       MidCap Stock                  N/A*      SAM Strategic Growth       N/A*
       Money Market                  0.40      Short-Term Bond            0.40
       Mortgage Securities           N/A*      Short-Term Income          N/A*
       Partners LargeCap Blend       0.74      SmallCap Blend             0.75
       Partners LargeCap Blend I     0.45      SmallCap Growth            0.75
       Partners LargeCap Growth I    0.74      SmallCap Value             0.75
       Partners LargeCap Growth II   0.99      Tax-Exempt Bond I          N/A*
       Partners LargeCap Value       0.77      Ultra Short Bond           0.40
       Partners MidCap Growth        1.00      West Coast Equity          N/A*


 * Each of the Funds in the table below pays a fee to Principal (as a percentage of the average daily net assets) as shown.
 ** The LargeCap Growth Fund management fee was increased to 0.68% effective January 1, 2007.

            FUND                 FIRST $1 BILLION          OVER $1 BILLION
            ----                 ----------------          ---------------
California Insured
Intermediate Municipal                0.50%                     0.45%
California Municipal                  0.50                      0.45


                                 FIRST $250      NEXT $250        OVER $500
            FUND                  MILLION         MILLION          MILLION
            ----                  -------         -------          -------
Equity Income I                    0.60%           0.55%            0.50%


            FUND                FIRST $250 MILLION        OVER $250 MILLION
            ----                ------------------        -----------------
High Yield II                         0.625%                   0.500%


            FUND                 FIRST $2 BILLION          OVER $2 BILLION
            ----                 ----------------          ---------------
Income                                0.50%                     0.45%
Mortgage Securities                   0.50                      0.45


                                FIRST $1    NEXT $1     NEXT $1      OVER $3
            FUND                BILLION     BILLION     BILLION      BILLION
            ----                -------     -------     -------      -------
MidCap Stock                     0.75%       0.70%       0.65%        0.60%


                                 FIRST $200      NEXT $300        OVER $500
            FUND                  MILLION         MILLION          MILLION
            ----                  -------         -------          -------
Short-Term Income                  0.50%           0.45%            0.40%


                               FIRST $500  NEXT $500   NEXT $500    OVER $1.5
            FUND                MILLION     MILLION     MILLION      BILLION
            ----                -------     -------     -------      -------
Tax-Exempt Bond I                0.50%       0.48%       0.46%        0.45%

                                FIRST $500        NEXT $500         OVER $1
            FUND                  MILLION          MILLION          BILLION
            ----                  -------          -------          -------
West Coast Equity                 0.625%           0.500%           0.375%


                        FIRST $500  NEXT $500  NEXT $1  NEXT $1  NEXT $1  NEXT $1   OVER $5
         FUND            MILLION     MILLION   BILLION  BILLION  BILLION  BILLION   BILLION
         ----            -------     -------   -------  -------  -------  -------   -------
SAM Balanced Portfolio
*                         0.55%       0.50%     0.45%    0.40%    0.35%    0.30%     0.25%
SAM Conservative
Balanced Portfolio *      0.55        0.50      0.45     0.40     0.35     0.30      0.25
SAM Conservative
Growth Portfolio *        0.55        0.50      0.45     0.40     0.35     0.30      0.25
SAM Flexible Income
Portfolio *               0.55        0.50      0.45     0.40     0.35     0.30      0.25
SAM Strategic Growth
Portfolio *               0.55        0.50      0.45     0.40     0.35     0.30      0.25
* Breakpoints based on aggregate SAM Portfolio net assets



A discussion regarding the basis for the Board of Directors approving the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2006 and in the annual report to shareholders for the fiscal year ended October 31, 2006.

The Fund and Principal, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

Principal will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order; however, only the California Insured Intermediate Municipal, California Municipal, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Value, Partners SmallCap Growth II, and Tax-Exempt Bond I Funds intend to rely on the order.


INVESTING IN THE FUNDS


Shares of the Funds are generally purchased through persons employed by or affiliated with broker/dealer firms ("Investment Representatives"). Investment Representatives may establish shareholder accounts according to their procedures or they may establish shareholder accounts directly with the Fund by visiting www.PrincipalFunds.com to obtain the appropriate forms. An application is included with this prospectus. A different application is needed for a Principal Investors Fund IRA, Coverdell Education Savings Account, 403(b), HSA, SEP, SIMPLE, SAR-SEP, or certain employee benefit plans. These applications are available on www.PrincipalFunds.com.


An investment in the Fund may be held in various types of accounts, including individual, joint ownership, trust, and business accounts. We also offer a range of custodial accounts for those who wish to invest for retirement and/or education expenses. Prospective shareholders should consult with their Investment Representative prior to making decisions about the account and type of investment that are appropriate for them. The Fund reserves the right to refuse any order for the purchase of shares, including those by exchange.

MAKING AN INVESTMENT
Principal Investors Fund has a minimum initial investment amount of $1,000 and a minimum subsequent investment amount of $100. Initial and subsequent investment minimums apply on a per-fund basis for each Fund or Portfolio in which a shareholder invests.

Shareholders must meet the minimum initial investment amount of $1,000 unless an Automatic Investment Plan ("AIP") is established. With an AIP, the minimum initial investment is $100. Accounts or automatic payroll deduction plans established with an AIP that do not meet the minimum initial investment must maintain subsequent automatic investments that total at least $1,200 annually. Minimums may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and/or approved by the Fund; Principal Investors Fund asset allocation programs; and purchases through an omnibus account with a broker-dealer, investment advisor, or other financial institution.



PAYMENT . Payment for shares of the Funds purchased is generally made via personal check, cashiers check or money order. We consider your purchase of Fund shares by check to be your authorization to make an ACH debit entry to your account. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 10 days or more.


The Funds may, in their discretion and under certain limited circumstances, accept securities as payment for Fund shares at the applicable net asset value ("NAV"). For federal income tax purposes, a purchase of shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. Each Fund will value securities used to purchase its shares using the same method the Fund uses to value its portfolio securities as described in this prospectus.


Your Investment Representative can help you buy shares of the Funds by mail, through bank wire, direct deposit, or Automatic Investment Plan. Contact the Fund at the telephone number included on your Fund statements to obtain bank wire instructions. No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed).


Direct Deposit
--------------
Your Investment Representative can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Investors Fund account(s). You can request a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent's bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

Automatic Investment Plan
-------------------------
Your Investment Representative can help you establish an Automatic Investment Plan. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made. If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day prior to your selected day. The minimum initial investment is waived if you set up an Automatic Investment Plan when you open your account. Minimum monthly purchase is $100 per Fund.

CHOOSING A SHARE CLASS


Your Investment Representative will help you choose the Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance and other factors. Your Investment Representative can also help you choose the share class that is appropriate for you. Investment Representatives may receive different compensation depending upon which class of shares are purchased. The sales charge for Class A shares may be reduced or eliminated for certain purchases or for purchases of sufficient size, including the Fund's rights of accumulation and statement of intention programs. Your Investment Representative can explain each of these arrangements to you and help you determine whether your investment qualifies for a reduced sales charge.

This prospectus offers three share classes: Class A, Class B, and Class C. The following funds do not offer Class B shares: the Inflation Protection Fund, LargeCap S&P 500 Index Fund, Partners LargeCap Growth Fund II, Partners MidCap Growth Fund I, Preferred Securities Fund, Principal LifeTime 2010 Fund, Short-Term Bond Fund, Short-Term Income Fund and Ultra Short Bond Fund. Class B shares and Class C shares of the Money Market Fund may be purchased only by exchange from other Fund accounts in the same share class or by reinvestment of distributions made on such shares. Class B shares are not available to SIMPLE, SEP, SAR-SEP, non-qualified deferred compensation, payroll deductions or 403(b) plans that do not currently invest in the Fund's Class B shares, nor to new participants in any such plans that invest in the Fund's Class B shares. Class C shares are not available to retirement plans qualified under IRC section 401(a) that are not already investing in Class C shares of the Fund, but are available to new participants in plans that currently invest in Class C shares of the Fund. Highlights of each Fund's share classes and information regarding sales charges and dealer reallowances are provided below.

Each class has different costs associated with buying, redeeming, and holding shares. Which class is best for you depends upon:
.. the dollar amount you are investing,
.. the amount of time you plan to hold the investment, and .. any plans to make additional investments in the Principal Investors Funds. Please consult with your Investment Representative before choosing the class of shares that is most appropriate for you. Before you invest, you should understand the characteristics of each share class so you can be sure to choose the class that is right for you.

Fund and share class selections must be made at the time of purchase. The Fund seeks to prevent purchases of Class B shares by shareholders who, through Rights of Accumulation (described below under "Purchases at a Reduced Initial Sales Charge"), are entitled to credit for at least $100,000 of Class A, Class B, Class C, or Class J Shares in Principal Investors Funds eligible for inclusion pursuant to Rights of Accumulation. If you are making an initial purchase of Principal Investors Funds of $100,000 or more and have selected Class B shares, or $1,000,000 or more and have selected Class C shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Investors Fund Class B share accounts and the combined value of the subsequent investment and your existing Class A, Class B, Class C, and Class J share accounts combined for Rights of Accumulation purposes exceeds $100,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Investors Fund Class C share accounts and the combined value of the subsequent investment and your existing Class A, Class B, Class C, and Class J share accounts combined for Rights of Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected.


  CLASS A SHARES

INITIAL SALES CHARGE
.. You generally pay a sales charge on an investment in Class A shares, which varies based on the amount invested and the Fund selected.
.. If you invest $50,000 or more ($250,000 or more for the Ultra Short Bond
  Fund), the sales charge is reduced.
.. You might be eligible for a reduced sales charge. See "Sales Charge Waiver or
  Reduction (Class A shares)."
.. Sales charges might be reduced under the Rights of Accumulation or Statement of Intention, as described below.

SALES CHARGE WAIVER OR REDUCTION (CLASS A SHARES)
Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge. The Funds reserve the right to change or stop offering shares in this manner at any time for new accounts and with a 60-day notice to shareholders of existing accounts.

To receive a reduction in your Class A initial sales charge, you or your Investment Representative must let the Fund know at the time you purchase shares that you qualify for such a reduction. If you or your Investment Representative do not let the Fund know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. It may be necessary for you to provide information and records, such as account statements.


  PURCHASE WITHOUT AN INITIAL SALES CHARGE (CLASS A SHARES)
  . No initial sales charge will apply to purchases of $1 million or more, although a 1.00% (0.50% for Short-Term Bond and Short-Term Income Funds; 0.25% for LargeCap S&P 500 Index, and Ultra Short Bond Funds) contingent deferred sales charge may apply to redemptions made within 18 months after purchase.
  . No initial sales charge will apply to shares purchased with the proceeds of redemptions of Class A shares of the Funds (other than the Money Market Fund, unless such shares were obtained by exchange of shares of a Fund that imposes an initial sales charge) or with proceeds of redemptions from Class B shares on which a CDSC was paid, or was waived in connection with a Required Minimum Distribution, involuntary redemption or due to the death of the shareholder, within 60 days of redemption.
  . A Fund's Class A shares may be purchased without a sales charge by the following individuals, groups, and/or entities:
    . by its current and former Directors, member companies of the Principal
      Financial Group, and their active or retired employees, officers, directors, brokers, or agents (for the life of the account). This also includes their immediate family members (spouse, domestic partner, children (regardless of age), and parents), and trusts created by or primarily for the benefit of these individuals;
    . by the Premier Credit Union;
    . by non-ERISA clients of Principal Global Investors LLC;
    . by any employee or registered representative (and their immediate family members and employees) of an authorized broker-dealer or company that has entered into a selling agreement with Princor or the Distributor;
    . through a "wrap account" offered by Princor or through broker-dealers, investment advisors, and other financial institutions that have entered into an agreement with Princor or the Distributor which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which clients pay a fee to the broker-dealer, investment advisor, or financial institution;
    . to fund non-qualified plans administered by a member company of the
      Principal Financial Group pursuant to a written service agreement;
    . by accounts established as a result of the conversion of Class R shares of the Fund;
    . by any investor who buys Class A shares through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, that does not accept or charge the initial sales charge. In addition, the CDSC generally applicable to redemptions of shares made within 18 months after purchase of $1 million or more will not be imposed on redemptions of shares purchased through such omnibus account where no sales charge payments were advanced for purchases made through these entities;
    . by current and retired Washington Mutual employees and their immediate family members, including children up to and including age 25;
    . by former Washington Mutual employees who establish IRAs involving assets from a Washington Mutual retirement or benefit plan, and subsequent investments into such accounts;
    . by participants in, or by purchases through, employer-sponsored retirement or benefit plans which were eligible to purchase shares without payment of a sales charge of a predecessor fund prior to the date the successor fund commenced operations;
    . by individuals who were eligible to purchase shares without payment of a sales charge of a predecessor fund (a fund previously included in the WM Group of Funds) prior to the date the successor fund commenced operations;
    . by clients of registered investment advisors that have entered into arrangements with Princor or the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee;
    . to qualified retirement plans where the plan's R-1 or R-2 share investments were redesignated A share investments; and . to qualified retirement plans where the plan's investments in the Fund are part of an omnibus account or other qualified retirement plans with a total value of at least $500,000.

  PURCHASE AT A REDUCED INITIAL SALES CHARGE (CLASS A SHARES)
1) Rights of Accumulation. The sales charge varies with the size of your purchase. Purchases made by you, your spouse or domestic partner, or the children of you, your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together "a Qualified Purchaser") will be combined along with the value of existing Class A, B,C and J shares of Principal Investors Fund owned by such persons, to determine the applicable sales charge. Class A shares of Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Investors Fund shares. If the total amount being invested in the Principal Investors Fund is near a sales charge breakpoint, you should consider increasing the amount invested to take advantage of a lower sales charge.

2) Statement of Intention (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. The sales charge is based on the total amount to be invested in a 13 month period. If the intended investment is not made (or shares are sold during the 13 month period), sufficient shares will be sold to pay the additional sales charge due. An SOI is not available for 401(a) plan purchases.

3) The maximum sales charge that applies to purchases of Class A shares by qualified plans administered by Expertplan, Inc. that were previously converted from B share plans is the sales charge that applies to purchases of at least $250,000 but less than $500,000 as described in the sales charge tables below; the regular sales charge applies to purchases of $500,000 or more in such accounts and to all purchases of the Short-Term Bond, Short-Term Income, Ultra Short Bond and LargeCap S&P 500 Index Fund shares.

4) Employer Sponsored Plans. The maximum sales charge for all purchases made in an account that is included in a SIMPLE IRA, SEP, SAR-SEP, non-qualified deferred compensation, payroll deduction or 403(b) plan ("Employer Sponsored Plan") established prior to March 1, 2002 with Principal Management Corporation as the Funds' transfer agent, is the sales charge that applies to purchases of at least $100,000 but less than $250,000 as described in the sales charge tables below; the regular sales charge applies to purchases of $250,000 or more in such accounts and to all purchases of the Short-Term Bond, Short-Term Income, Ultra Short Bond and LargeCap S&P 500 Index Fund shares. The reduced sales charge applies to purchases made by or on behalf of participants to such plans who become participants on or before July 28, 2007.


PURCHASE OF CLASS A SHARES . The offering price for Class A shares is the NAV next calculated after receipt of an investor's order in proper form by the Fund or its servicing agent, plus any applicable initial sales charge (except for the Money Market Fund) as shown in the tables below. The right-hand column in each table indicates what portion of the sales charge is paid to Investment Representatives and their brokerage firms ("dealers") for selling Class A shares. For more information regarding compensation paid to dealers, see "Distribution Plan and Additional Information Regarding Intermediary Compensation."


There is no sales charge on purchases of Class A shares of the Money Market Fund. Class A shares of the other Funds are purchased with a sales charge that is a variable percentage based on the amount of the purchase. There is no sales charge on shares of a Fund purchased with reinvested dividends or other distributions. Your sales charge may be reduced for larger purchases as indicated below.
                             CLASS A SALES CHARGES

  BOND & MORTGAGE SECURITIES, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL, CALIFORNIA MUNICIPAL, SAM FLEXIBLE INCOME PORTFOLIO,
               GOVERNMENT & HIGH QUALITY BOND, HIGH YIELD II, INCOME, INFLATION PROTECTION, PREFERRED SECURITIES,
                   PRINCIPAL LIFETIME STRATEGIC INCOME, TAX-EXEMPT BOND I AND MORTGAGE SECURITIES FUNDS /(1)/
  -----------------------------------------------------
                                                          SALES CHARGE AS % OF:
                                                          -----------------
                                                        OFFERING          AMOUNT               DEALER ALLOWANCE AS % OF
                AMOUNT OF PURCHASE                        PRICE          INVESTED                   OFFERING PRICE
                ------------------                      --------         --------              ------------------------
 Less than $50,000                                          4.50%          4.71%                                        4.00%
 $50,000 but less than $100,000                             4.00%          4.17%                                        3.50%
 $100,000 but less than $250,000                            3.50%          3.63%                                        3.00%
 $250,000 but less than $500,000                            2.50%          2.56%                                        2.00%
 $500,000 but less than $1,000,000                          2.00%          2.04%                                        1.75%
 $1,000,000 or more                                         0.00%          0.00%                                        0.00%*

                                 SHORT-TERM BOND AND SHORT-TERM INCOME FUNDS
                                 -------------------------------------------
                                                SALES CHARGE AS % OF:
                                                -------------
                                                OFFERING      AMOUNT          DEALER ALLOWANCE AS % OF
             AMOUNT OF PURCHASE                   PRICE      INVESTED              OFFERING PRICE
             ------------------                 --------     --------         ------------------------
 Less than $50,000                                  2.50%      2.56%                                   2.00%
 $50,000 but less than $100,000                     2.00%      2.04%                                   1.50%
 $100,000 but less than $250,000                    1.50%      1.52%                                   1.00%
 $250,000 but less than $500,000                    1.25%      1.27%                                   1.00%
 $500,000 but less than $1,000,000                  1.00%      1.01%                                   0.75%
 $1,000,000 or more                                 0.00%      0.00%                                   0.00%**

                                        LARGECAP S&P 500 INDEX FUND
                                        ---------------------------
                                                SALES CHARGE AS % OF:
                                                -------------
                                                OFFERING      AMOUNT          DEALER ALLOWANCE AS % OF
             AMOUNT OF PURCHASE                   PRICE      INVESTED              OFFERING PRICE
             ------------------                 --------     --------         ------------------------
 Less than $50,000                                  1.50%      1.52%                                   1.25%
 $50,000 but less than $100,000                     1.25%      1.27%                                   1.00%
 $100,000 but less than $250,000                    1.00%      1.01%                                   0.75%
 $250,000 but less than $500,000                    0.75%      0.76%                                   0.50%
 $500,000 but less than $1,000,000                  0.50%      0.50%                                   0.25%
 $1,000,000 or more                                 0.00%      0.00%                                   0.25%

                                              ULTRA SHORT BOND FUND
                                              ---------------------
                                                SALES CHARGE AS % OF:
                                                ----------------
                                                 OFFERING       AMOUNT           DEALER ALLOWANCE AS % OF
             AMOUNT OF PURCHASE                    PRICE       INVESTED               OFFERING PRICE
             ------------------                  --------      --------          ------------------------
 Less than $250,000                                     1.00%    1.01%        %
 $250,000 but less than $500,000                   %             0.76%                                       0.50%
 $500,000 but less than $1,000,000                      0.50%    0.50%                                       0.25%
 $1,000,000 or more                                     0.00%    0.00%                                       0.25%

                                ALL OTHER FUNDS (EXCEPT MONEY MARKET FUND)
                                ------------------------------------------
                                               SALES CHARGE AS % OF:
                                               -------------
                                               OFFERING      AMOUNT          DEALER ALLOWANCE AS % OF
             AMOUNT OF PURCHASE                  PRICE      INVESTED              OFFERING PRICE
             ------------------                --------     --------         ------------------------
 Less than $50,000                                 5.50%      5.82%                                   4.75%
 $50,000 but less than $100,000                    4.75%      4.99%                                   4.00%
 $100,000 but less than $250,000                   3.75%      3.90%                                   3.00%
 $250,000 but less than $500,000                   3.00%      3.09%                                   2.50%
 $500,000 but less than $1,000,000                 2.00%      2.04%                                   1.75%
 $1,000,000 or more                                0.00%      0.00%                                   0.00%*


  / //(1)/ Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher or lower than the percentages noted above.

  * The Distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on the next $2 million, 0.35% on the next $5 million, and 0.25% on the amount purchased in excess of $10 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A, B, and C shares.


  ** The Distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 0.50% on purchases between $1 million and $3 million, 0.25% on the next $2 million, 0.15% on the next $5 million, and 0.10% on the amount purchased in excess of $10 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A, B, and C shares.

CONTINGENT DEFERRED SALES CHARGE ("CDSC") ON CLASS A SHARES. . Class A shares purchased in amounts of $1 million or more (other than shares of the Money Market Fund) are generally subject to a CDSC of 1.00% (0.50% for the Short-Term Bond and Short Term Income Fund; 0.25% for the LargeCap S&P 500 Index and Ultra Short Bond Funds) if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commission. The Distributor may pay authorized dealers commissions up to 1.00% of the price of such purchases. The CDSC may be waived for redemptions of Class A shares as described under "CDSC Calculation and Waivers."


Pricing and Sales Charge information is available, free of charge, on our website at www.principalfunds.com.


  CLASS B SHARES

Class B shares may not be suitable for large investments. Due to the higher expenses associated with Class B shares, it may be more advantageous for investors currently purchasing, intending to purchase, or with existing assets in amounts that may qualify for a reduced sales charge on Class A shares, including through Rights of Accumulation and/ or a Statement of Intention, to purchase Class A shares. Class B shares of the Money Market Fund may be purchased only by exchange from Class B shares of the Principal Investors Fund funds and by reinvestment of distributions on Class B shares.


The Fund seeks to prevent purchases of Class B shares by shareholders who, through Rights of Accumulation (described above under "Purchases at a Reduced Initial Sales Charge") are entitled to credit for at least $100,000 of Class A, Class B, Class C, or Class J shares in the Principal Investors Fund. The Fund will consider initial purchases of $100,000 or more, and subsequent purchases that would result in an investment of $100,000 or more when combined with a shareholder's existing account values, as determined using Rights of Accumulation, as a purchase of Class A shares. Class B shares are not available to SIMPLE, SEP, SAR-SEP, non-qualified deferred compensation, payroll deductions or 403(b) plans that do not currently invest in the Fund's Class B shares, nor to new participants in any such plans that invest in the Fund's Class B shares.


The offering price for Class B shares is the NAV next calculated after receipt of an investor's order in proper form by the Fund or its servicing agent, with no initial sales charge. A CDSC of up to 5.00% may apply depending on the Fund and time in the investment (see schedule below).
  . Shares purchased through reinvestment of dividends and capital gain distributions are not subject to a CDSC.
  . There is no CDSC on redemptions of Class B shares held for 5 full years or longer.
  . Class B shares have higher annual expenses than Class A shares because they are subject to distribution fees for the first eight years.
  . After the eighth year, Class B shares convert automatically to Class A shares of the same Fund, typically without income tax impact.
Within 60 days after a redemption of Class B shares, the proceeds may be reinvested in Class A shares at NAV, if a CDSC was paid. It is the responsibility of the shareholder to notify the Fund at the time of repurchase if the purchase proceeds are from a redemption of Class B shares. (If a CDSC has been waived in connection with a Required Minimum Distribution, involuntary redemption, or the death of a shareholder, redemption proceeds may not be used to repurchase Class B shares. Following these circumstances, redemption proceeds may be used to purchase Class A shares at NAV.)

The Distributor currently pays authorized dealers commissions of up to 4.00% of the price of Class B shares sold by them.



CONTINGENT DEFERRED SALES CHARGE (''CDSC'') ON CLASS B SHARES. . Each new and subsequent purchase of Class B shares may be subject to a CDSC based upon the schedule below.

A CDSC may be applied to Class B shares of all Funds according to the following schedule:

              YEAR OF REDEMPTION AFTER PURCHASE                           CONTINGENT DEFERRED SALES CHARGE /(//1//)/
 First                                                                                       5.00%
 Second                                                                                      5.00%
 Third                                                                                       4.00%
 Fourth                                                                                      3.00%
 Fifth                                                                                       2.00%
 Sixth and following                                                                         0.00%
/ //(//1//)/
 Shares purchased on or before January 12, 2007 may be subject to different CDSC schedules as described in the SAI.

Pricing and Sales Charge information is available, free of charge, on our website at www.principalfunds.com.

  CLASS C SHARES

Class C shares may not be suitable for large investments. Due to the higher expenses associated with Class C shares, it may be more advantageous for investors currently purchasing, intending to purchase, or with existing assets in amounts that may qualify for a reduced sales charge on Class A shares, including through Rights of Accumulation and/ or Statement of Intention, to purchase Class A shares. Class C shares of the Money Market Fund may be purchased only by exchange from Class C shares of other Principal Investors Fund funds and by reinvestment of distributions made on Class C shares.


The Fund seeks to prevent investments in Class C shares by shareholders with at least $1 million of investments in the Principal Investors Funds eligible for inclusion pursuant to Rights of Accumulation. The Funds will consider initial purchases of $1 million or more, and subsequent purchases that would result in an investment of $1 million or more when combined with a shareholder's existing account values, as determined using Rights of Accumulation, as a purchase of Class A shares. Class C shares are not available to retirement plans qualified under IRC section 401(a) that are not already investing in Class C shares of the Fund, but are available to new participants in plans that currently invest in Class C shares of the Fund.


The offering price for Class C shares is the NAV next calculated after receipt of an investor's order in proper form by the Fund or its servicing agent, with no initial sales charge.
  . A CDSC of 1.00% may apply if redeemed during the first 12 months after purchase. Unlike Class B shares, Class C shares do not convert to Class A shares, so future distribution and service fees do not decrease.
  . Class C shares have higher annual expenses than Class A shares because they are subject to distribution fees.

Within 60 days of a redemption of Class C shares, the proceeds may be used to repurchase Class C shares. Shares purchased by reinvestment are not subject to the twelve month CDSC. If a CDSC has been waived in connection with a Required Minimum Distribution, involuntary redemption, or the death of a shareholder, redemption proceeds may not be used to repurchase Class C shares. Following these circumstances, redemption proceeds may be used to purchase Class A shares at NAV.


The Distributor currently pays authorized dealers commissions of up to 1.00% of the price of Class C shares sold by them.



CONTINGENT DEFERRED SALES CHARGE (''CDSC'') ON CLASS C SHARES. . Each initial and subsequent purchase of Class C shares is subject to a CDSC of 1.00% for a period of 12 months from the date of purchase. Shares will be redeemed first from shares purchased through reinvested dividends and capital gain distributions, which are not subject to the CDSC, and then in order of purchase. The CDSC may be waived for redemptions of Class C shares as described under ''CDSC Calculation and Waivers.''


Pricing and Sales Charge information is available, free of charge, on our website at www.principalfunds.com.


CDSC CALCULATION AND WAIVERS

The CDSC, if any, is based on the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. For Class B shares issued in connection with the WM Reorganization, the CDSC is based on the initial purchase price of the shares sold. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made is used to determine if the newly acquired shares are subject to the CDSC when they are sold.


In the case of selling some but not all of the shares in an account, the shares not subject to a sales charge are redeemed first. Other shares are redeemed in the order purchased (first in, first out). The CDSC does not apply to shares redeemed according to a periodic withdrawal plan limited to no more than 1.00% per month (measured cumulatively for non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the periodic withdrawal plan is established.

The CDSC is waived on shares which are sold:
.. within 90 days after an account is re-registered due to a shareholder's death; .. due to the shareholder's disability, as defined in the Internal Revenue Code provided the shares were purchased prior to the disability;
.. from retirement plans to satisfy minimum distribution rules under the Internal
  Revenue Code;
.. to pay surrender charges;
.. to pay retirement plan fees;
.. involuntarily from small balance accounts;
.. from a retirement plan to assure the plan complies with Sections 401(k),
  401(m), 408(k), or 415 of the Internal Revenue Code; or
.. from retirement plans to satisfy excess contribution rules under the Internal
  Revenue Code.

The CDSC is also waived on redemptions of Class B shares from Predecessor Fund accounts opened prior to April 1, 2002 made in connection with distributions from IRAs or other retirement accounts to shareholders over age 59 1/2. This CDSC waiver does not apply to a transfer of assets.


NOTE: To have your CDSC waived, you must let your advisor or the Fund know at the time you redeem shares that you qualify for such a waiver.

HOW TO REDEEM (SELL) SHARES


After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or excessive trading fee. There is no additional charge for a sale of shares however, you will be charged a $10 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 days or more. A sell order from one owner is binding on all joint owners.

  * a day when the NYSE is open for normal business


 Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:
.. lump sum of the entire interest in the account, .. partial interest in the account, or .. periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age
591/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.


Generally, sales proceeds checks are:
.. payable to all owners on the account (as shown in the account registration)
  and
.. mailed to the address on the account (if not changed within last 30 days) or previously authorized bank account.

For other payment arrangements, please call Principal Investors Fund. You should also call Principal Investors Fund for special instructions that may apply to sales from accounts:
.. when an owner has died
.. for certain employee benefit plans; or .. owned by corporations, partnerships, agents, or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, Principal Investors Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Within 60 calendar days after the sale of shares, you may reinvest the amount of the sale proceeds into any Principal Investors Fund Class A shares without a sales charge if the shares that were sold were Class A shares, or were Class B shares on which a CDSC was paid or on which the CDSC was waived in connection with a Required Minimum Distribution, involuntary redemption, or due to the death of the shareholder. Within 60 calendar days after the sale of Class C shares, any amount of the sale proceeds that you reinvest will be reinvested in Class C shares.

The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the "wash sale" rules resulting in the postponement of the recognition of the loss for tax purposes.



DISTRIBUTIONS IN KIND . Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.


SELL SHARES BY MAIL
.. Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account to the address provided on your account statement. Specify the Fund(s) and account number.
.. Specify the number of shares or the dollar amount to be sold.
.. A Medallion Signature Guarantee* will be required if the:
  . sell order is for more than $100,000;
  . check is being sent to an address other than the account address;
  . account address has been changed within 30 days of the sell order; or . check is payable to a party other than the account shareholder(s), Principal
    Life, or a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund.
    * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.


SELL SHARES IN AMOUNTS OF $100,000 OR LESS BY TELEPHONE
.. The request may be made by a shareholder or by the shareholder's Investment
  Representative.
.. The combined amount requested from all funds to which the redemption request relates is $100,000 or less.
.. The address on the account must not have been changed within the last 30 days and telephone privileges must apply to the account from which the shares are being sold.
.. If our phone lines are busy, you may need to send in a written sell order.
.. To sell shares the same day, the order must be received in good order before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).
.. Telephone redemption privileges are NOT available for Principal Investors Fund
  403(b) plans, inherited IRAs, corporate accounts, and certain employer sponsored benefit plans.
.. If previously authorized, checks can be sent to a shareholder's U.S. bank account.

SELL SHARES BY CHECKWRITING (CLASS A SHARES OF MONEY MARKET FUND ONLY)
.. Checkwriting must be elected on initial application or by written request to Principal Investors Fund. Such election continues in effect until the Fund receives written notice revoking or changing the election.
.. The Fund can only sell shares after your check making the Fund investment has cleared your bank.
.. Checks must be written for at least $250. The Fund reserves the right to increase the minimum check amount.
.. The rules of the bank on which the checks are drawn concerning checking accounts apply.
.. If the account does not have sufficient funds to cover the check, it is marked
  "Insufficient Funds" and returned (the Fund may revoke checkwriting on accounts on which "Insufficient Funds" checks are drawn).
.. Accounts may not be closed by withdrawal check (accounts continue to earn dividends until checks clear and the exact value of the account is not known until the check is received by the bank).
.. Checkwriting is only available for non-qualified accounts.

.. Neither the Fund, the bank nor Principal shall incur any liability for honoring the checks, selling shares to pay checks, or for returning checks unpaid.
.. Checkwriting may be converted to a point-of-purchase debit from your account.
  This only applies if such service is available at the business with which you are doing business.

PERIODIC WITHDRAWAL PLANS
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual, or annual basis to:
.. sell enough shares to provide a fixed amount of money ($100 minimum amount;
  the required minimum is waived to the extent necessary to meet the required minimum distribution as defined by the Internal Revenue Code),
.. pay insurance or annuity premiums or deposits to Principal Life (call us for details), and
.. provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a periodic withdrawal plan by:
.. completing the applicable section of the application, or
.. sending us your written instructions, or
.. calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your periodic withdrawal plan continues until:
.. you instruct us to stop or
.. your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us. Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account.


The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.



EXCESSIVE TRADING FEE (OTHER THAN MONEY MARKET FUND) . An excessive trading fee may apply to redemptions made within 30 days of purchase as described in "Frequent Purchases and Redemptions." If excessive trading is deemed to be occurring, additional restrictive actions may be taken, as described in the "Frequent Purchases and Redemption" section.



HOW TO EXCHANGE SHARES AMONG PRINCIPAL INVESTORS FUNDS



Your shares in the Funds may be exchanged without a sales charge or CDSC for the same class of any other Principal Investors Fund (except Money Market). The Fund reserves the right to revise or terminate the exchange privilege at any time. Notice will be provided to shareholders of any such change, to the extent required by law.


EXCHANGES FROM MONEY MARKET FUND
Class A shares of Money Market Fund may be exchanged into:
.. Class A shares of other Funds.
  . If Money Market Fund shares were acquired by direct purchase, a sales charge will be imposed on the exchange into other Class A shares.
  . If Money Market Fund shares were acquired by (1) exchange from other Funds,
    (2) conversion of Class B shares, or (3) reinvestment of dividends earned on Class A shares that were acquired through exchange, no sales charge will be imposed on the exchange into other Class A shares.
.. Class B or Class C shares of other Funds - subject to the applicable CDSC.

You may exchange shares by:
.. sending a written request to the address provided on your account statement, .. completing an Exchange Authorization Form (available on
  www.PrincipalFunds.com),
.. via the Internet at www.PrincipalFunds.com, or
.. calling us, if you have telephone privileges on the account.

AUTOMATIC EXCHANGE ELECTION
---------------------------
This election authorizes an exchange from one Principal Investors Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
.. completing the Automatic Exchange Election section of the application,
.. calling us if telephone privileges apply to the account from which the exchange is to be made, or
.. sending us your written instructions.

Your automatic exchange continues until:
.. you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or .. your Fund account balance is zero.

You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


GENERAL
-------
.. An exchange by any joint owner is binding on all joint owners.
.. If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
.. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. For an exchange to be effective the day we receive your instruction, we must receive the instruction in good order at our transaction processing center before the close of normal trading on the NYSE (generally 3 p.m. Central
  Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
.. accounts with identical ownership,
.. an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership, .. a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account, or .. a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.


Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.

EXCESSIVE TRADING FEE (OTHER THAN MONEY MARKET FUND). An excessive trading fee may apply to exchanges made within 30 days of purchase as described in "Frequent Purchases and Redemptions." If excessive trading is deemed to be occurring, additional restrictive actions may be taken, as described below.


FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.


Frequent purchases and redemptions pose a risk to the Funds because they may:
.. Disrupt the management of the Funds by:
  . forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the Funds; and
.. Increase expenses of the Funds due to:
  . increased broker-dealer commissions and
  . increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.


The Funds have adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds may be negatively impacted and may cause investors to suffer the harms described. The potential negative impact and harms of undetected excessive trading in shares of the underlying Funds in which the Principal LifeTime Funds or Strategic Asset Management Funds invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Funds as they would for any Fund shareholder. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may negatively impact the Funds.


Currently the Funds, except the Money Market Fund, impose an excessive trading fee on redemptions or exchanges of $30,000 or more of a Fund's Class A, B, and C shares redeemed within 30 days after they are purchased. The fee does not apply to redemptions or exchanges made pursuant to an Automatic Exchange Election or Periodic Withdrawal Plan; due to a shareholder's death or disability (as defined in the Internal Revenue Code); or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movement in and out of the Funds.

If an intermediary, such as a retirement plan or recordkeeper, is unwilling to impose the Fund's excessive trading fee, the Fund may waive such fee if it determines that the intermediary is able to implement other policies and procedures reasonably designed to prevent excessive trading in Fund shares. If an intermediary is unable to implement the Fund's excessive trading policy or to implement other procedures reasonably designed to prevent excessive trading in Fund shares, the Fund may waive the application of its excessive trading policy with respect to transactions of beneficial owners underlying the intermediary's omnibus account if, in Fund management's opinion, the purchases and redemptions at the omnibus account level are not likely to have an adverse impact on the management of the Fund's portfolio. The Fund will monitor net purchases and redemptions in any such omnibus account in an effort to identify trading activity that might adversely impact the management of the Fund's portfolio and, if such excessive trading is identified, will require the intermediary to prohibit ongoing excessive trading by the underlying beneficial owner or owners whose transactions are determined to be excessive.

In addition, if a Fund deems frequent trading and redemptions to be occurring, action will be taken that may include, but is not limited to:
.. Increasing the excessive trading fee to 2%, .. Increasing the excessive trading fee period from 30 days to as much as 90 days,
.. Applying the excessive trading fee to redemptions or exchanges of less than
  $30,000,
.. Limiting the number of permissible exchanges available to shareholders identified as "excessive traders,"
.. Limit exchange requests to be in writing and submitted through the United
  States Postal Service (in which case, requests for exchanges by fax, telephone or internet will not be accepted), and
.. Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading, generally New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in good order by us at our transaction processing center. In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
  . on a day that the NYSE is open and
  . prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.


If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.


NOTES:

.. If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's Net Asset Value ("NAV") are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE.

  Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:

.. The Bond & Mortgage Securities, Government & High Quality Bond, Inflation
  Protection, and Short-Term Bond Funds pay their net investment income on a monthly basis. The payment date is the last business day of each month.
.. The Equity Income I, Preferred Securities, and Real Estate Securities Funds and the SAM Flexible Income Portfolio, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, and SAM Conservative Growth Portfolio pay their net investment income on a quarterly basis. The payment date is the last business day of March, June, September, and December.
.. The other Funds (except California Insured Intermediate Municipal, California
  Municipal, High Yield II, Income, Money Market, Mortgage Securities, Short-Term Income, Tax-Exempt Bond I, and Ultra Short Bond) pay their net investment income on an annual basis. The payment date is the last business day of the year.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be paid in cash, if the amount is $10 or more.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


The Tax Exempt Bond Fund I intends to distribute income that is exempt from federal income tax but may be subject to state and local income tax. Because the Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or other income taxes, it may make distributions of income that are not exempt from federal and other income tax. Any capital gains distributed by the Fund may be taxable.

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund. You may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th of each month (or previous business day).

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.


The California Insured Intermediate Municipal, California Municipal, High Yield II, Income, Mortgage Securities, Short-Term Income, Tax-Exempt Bond I, and Ultra Short Bond Funds declare dividends of all their daily net investment income each day their shares are priced. Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimate, consequently, differences, if any, will be included in the calculation of subsequent dividends. On the last business day of each month (or the previous business day) the Fund will pay out its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payments, your monthly dividend payment will be reinvested back into additional shares of the Fund.


NOTES:

.. A Fund's payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment.
.. Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax.
.. For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.

TAX CONSIDERATIONS


Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions to IRAs and other retirement accounts. You should consult a tax adviser to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.


Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2009, distributions of investment income properly designated by the Fund as derived from ''qualified dividend income'' will be taxed at the rates applicable to long-term capital gains.


A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above.


Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid ''back-up'' withholding, which is currently imposed at a rate of 28%.


Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.


Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.


Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. The Fund's use of derivatives will also affect the amount, timing, and character of the Fund's distributions.


ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE CALIFORNIA INSURED INTERMEDIATE MUNICIPAL, CALIFORNIA MUNICIPAL, AND TAX-EXEMPT BOND I ("MUNICIPAL

FUNDS"). . Distributions designated as ''exempt-interest dividends'' by any of the Municipal Funds are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in one of these Funds may have on the federal taxation of your benefits. In addition, an investment in one of these Funds may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Each of the Municipal Funds may invest a portion of its assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by these Funds will be taxable as described above.


ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE CALIFORNIA MUNICIPAL AND

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUNDS. . A portion of the dividends paid by the California Municipal and California Insured Intermediate Municipal Funds may be exempt from California State personal income tax, but not from California State franchise tax or California State corporate income tax. Corporate taxpayers should consult their tax advisor concerning the California state tax treatment of investments in these Funds.


The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.


DISTRIBUTION PLANS AND ADDITIONAL INFORMATION
REGARDING INTERMEDIARY COMPENSATION


Each of the Funds has adopted a 12b-1 Plan for the Class A (except the Money Market Fund), Class B, and Class C shares of the Fund. Under the 12b-1 Plans, each Fund may make payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Because Rule 12b-1 fees are ongoing fees, over time they will increase the cost of an investment in the Funds and may cost more than paying other types of sales charges.


The Distributor for Principal Investors Fund is Principal Funds Distributor, a wholly owned subsidiary of PFG. The term "Distributor" as used in this section refers to Principal Funds Distributor.


The maximum annual Rule 12b-1 distribution and/or service fee (as a percentage of average daily net assets) for each of the above classes of the Funds are set forth below:

  SHARE CLASS                   MAXIMUM ANNUALIZED RULE 12B-1 FEE
  -----------                   ---------------------------------
                  0.25% (0.15% for LargeCap S&P 500 Index, Short-Term Bond, and
 Class A/ //(1)/  Ultra Short Bond Funds)
 Class B          1.00%
 Class C          1.00%
 _____________
/(1)/
 Class A shares of the Money Market Funds are not subject to Rule 12b-1 fees.

Service Fees. The Distributor may pay service fees to dealers and other intermediaries at the annual rate of 0.25% of the average daily net assets of such shares for which they are the dealers of record (0.15% for Class A shares of LargeCap S&P 500 Index, Short-Term Bond, and Ultra Short Bond Funds). Generally, to receive service fees from the Distributor, dealers or other intermediaries must be the dealer of record for shares with average daily net assets of at least $100,000. Generally, Class A shares must be held for three months before these fees are paid. In the case of Class B and C shares, generally these fees are not paid until such shares have been held for twelve months.


Distribution Fees. The proceeds from the Rule 12b-1 distribution fees paid by Class B and C shareholders, together with any applicable sales charge, are paid to the Distributor. The Distributor generally uses distribution fees to finance any activity that is primarily intended to result in the sale of shares. Examples of such expenses include compensation to salespeople and selected dealers (including financing the commission paid to the dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.



PAYMENTS TO INVESTMENT REPRESENTATIVES AND THEIR FIRMS . Financial intermediaries market and sell shares of the Funds. These financial intermediaries receive compensation from the Distributor and its affiliates for selling shares of the Funds and/or providing services to the Funds' shareholders. Financial intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Investment Representatives who deal with investors on an individual basis are typically associated with a financial intermediary. The Distributor and its affiliates may fund this compensation from various sources, including any sales charge and/or Rule 12b-1 Plan fee that the shareholder or the Funds pay to the Distributor. Individual Investment Representatives may receive some or all of the amounts paid to the financial intermediary with which he or she is associated.



COMMISSIONS, FINDERS' FEES, AND ONGOING PAYMENTS. . In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by the Distributor to financial intermediaries selling Class A shares. The Distributor may pay these financial intermediaries a finders' fee of up to 1.00% on purchases of $1,000,000 or more, excluding purchases by qualified retirement plans in omnibus accounts which are not subject to initial sales charges. See immediately below for details. See "Choosing a Share Class" for more details. Additionally, the Distributor generally makes ongoing payments to your financial intermediary for services provided to you at an annual rate of up to 0.25% of average net assets attributable to your investment in Class A shares.


The Distributor may pay financial intermediaries a finders' fee on initial investments by qualified retirement plans in omnibus accounts, which are not subject to initial sales charges, provided the selling intermediary notifies the Distributor within 90 days of the initial purchase that the transaction is eligible for the payment of a finders' fee. The finders' fee on initial investments of $500,000 to $3,000,000 may be in an amount of up to 1% of the initial purchase. Initial investments by qualified retirement plans in omnibus accounts over $3,000,000 may be eligible for a finders' fee in accordance with the schedule determined by the Distributor but shall not be paid a fee greater than 1.00% of the initial amount. Initial investments include transfers, rollovers and other lump sum purchases, excluding ongoing systematic investments, made within 90 days of the initial funding of the account. The dealer shall, upon request by the Distributor provided within 90 days of the triggering event, refund the finders' fee to the Distributor if assets are liquidated within 12 months of the initial purchase or trading restrictions are placed on the account in accordance with the Funds' frequent trading policy.


In the case of Class B shares, the Distributor will pay, at the time of your purchase, a commission to your financial intermediary in an amount equal to 4.00% of your investment. Additionally, the Distributor generally makes ongoing payments to your financial intermediary for services provided to you at an annual rate of 0.25% of average net assets attributable to your investment in Class B shares.


In the case of Class C shares, the Distributor will pay, at the time of your purchase, a commission to your financial intermediary in an amount equal to 1.00% of your investment. Additionally, the Distributor generally makes ongoing payments to your financial intermediary for distribution and services provided to you at an annual rate of 1.00% of average net assets attributable to your investment in Class C shares.

OTHER PAYMENTS TO INTERMEDIARIES. . In addition to the commissions paid at the time of sale, ongoing payments, and the reimbursement of costs associated with education, training and marketing efforts, conferences, seminars, due diligence trip expenses, ticket charges, and other general marketing expenses, some or all of which may be paid to financial intermediaries (and, in turn, to your Investment Representative), the Distributor and its affiliates, at their expense, currently provide additional payments to financial intermediaries that sell shares of the Funds for distribution services. Although payments made to each qualifying financial intermediary in any given year may vary, such payments will generally not exceed (a) 0.25% of the current year's sales of Fund shares by that financial intermediary and/or (b) 0.25% of average daily net assets of Fund shares serviced by that financial intermediary over the year.

A number of factors are considered in determining the amount of these additional payments, including each financial intermediary's Fund sales, assets, and redemption rates as well as the willingness and ability of the financial intermediary to give the Distributor access to its Investment Representatives for educational and marketing purposes. In some cases, financial intermediaries will include the Funds on a ''preferred list.'' The Distributor's goals include making the Investment Representatives who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services.


Additionally, the Distributor may provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated Investment Representatives in connection with educational seminars and training and marketing efforts related to the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, and meals. The Distributor may also provide payment or reimbursement for expenses associated with qualifying dealers' conferences, transactions (''ticket'') charges, and general marketing expenses.


In connection with the purchase by Principal Management Corporation ("Principal") of WM Advisors, Inc. ("WM Advisors"), the investment advisor to the WM Funds, and WM Advisors' two subsidiaries, WM Funds Distributor, Inc. and WM Shareholder Services, Inc. (the "Transaction"), New American Capital, Inc. and its parent company Washington Mutual, Inc. ("WaMu") have agreed to make certain contingent payments to Principal with respect to each of the first four years following the closing of the Transaction. Such payments must be made if aggregate management fee revenues to Principal and its affiliates from assets under management in funds and other financial products advised by Principal and its affiliates (including the funds covered by this prospectus) (collectively, the "Principal Products") sold through WaMu and its affiliates (including WM Financial Services, Inc., a broker-dealer subsidiary of WaMu) fall below certain specified targets during any such year. This could result in up to $30 million being paid by WaMu or New American Capital, Inc. to Principal with respect to each of those four years following the closing of the Transaction. As a result, WM Financial Services, Inc. (and/or it affiliates) will have an additional incentive to sell Principal Products following the closing of the Transaction.


If one mutual fund sponsor makes greater distribution assistance payments than another, your Investment Representative and his or her financial intermediary may have an incentive to recommend one fund complex over another. Similarly, if your Investment Representative or his or her financial intermediary receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that share class.


Principal also offers revenue sharing payments related to SAM Portfolio shares purchased prior to March 1, 2006, referred to as "Advisor Paid Fees," to all financial intermediaries with active selling agreements with the Distributor. The Advisor Paid Fees are paid at an annual rate of up to 0.50% of the average net assets of Class A and Class B shares of the Portfolios serviced by such intermediaries and an annual rate of up to 0.25% of the average net assets of Class C shares purchased prior to March 1, 2006, of the Portfolios serviced by such intermediaries. These payments are made from Principal's profits and may be passed on to your Investment Representative at the discretion of his or her financial intermediary firm. These payments may have created an incentive for the financial intermediaries and/or Investment Representatives to recommend or offer shares of the Portfolios over other investment alternatives.


Please speak with your Investment Representative to learn more about the total amounts paid to your Investment Representative and his or her financial intermediary by the Funds, the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Investment Representative at the time of purchase.

As of the date of the prospectus, the Distributor anticipates that the firms that will receive additional payments for distribution of the Funds (other than commissions paid at the time of sale, ongoing payments, and the reimbursement of cost associated with education, training and marketing efforts, conferences, ticket charges, and other general marketing expenses) include:

    Advantage Capital Corporation        Mutual Service Corporation
    A.G. Edwards & Sons, Inc.            National Financial Services Corp.
    AIG Financial Advisors, Inc.         National Investors Corporation
    American General Securities, Inc.    Oppenheimer & Co., Inc.
    American Portfolios Financial
    Services, Inc.                       Pacific Select Distributors, Inc.
    Ameriprise Financial Services
    Corp.                                Pershing
    Associated Financial Group           ProEquities, Inc.
    Charles Schwab & Co., Inc.           Prospera Financial Services, Inc.
                                         Prudential Investment Management
    Citigroup Global Markets, Inc.       Services, LLC
    Commonwealth Financial Network       Raymond James & Associates, Inc.
    Farmers Financial Solutions, LLC     Raymond James Financial Services, Inc.
    FFP Securities, Inc.                 RBC Dain Rauscher, Inc.
    FSC Securities Corporation           Robert W. Baird & Company, Inc.
    G.A. Repple & Company                Royal Alliance Associates, Inc.
    H. Beck, Inc.                        Scottrade, Inc.
    Investacorp, Inc.                    Securities America, Inc.
    Investment Advisors & Consultants,
    Inc.                                 Southwest Securities, Inc.
    Janney Montgomery Scott, LLC         Triad Advisors, Inc.
    Jefferson Pilot Securities
    Corporation                          UBS Financial Services, Inc.
                                         United Planners' Financial Services of
    Lincoln Financial Advisors Corp.     America
    Linsco/Private Ledger Corp.          Wachovia Securities, LLC
    McDonald Investments, Inc.           WM Financial Services, Inc.
    Merrill Lynch, Pierce, Fenner &
    Smith Inc.                           Waterstone Financial Group, Inc.
    Morgan Stanley DW, Inc.



To obtain a current list of such firms, call 1-800-222-5852.


Although a Fund may use brokers who sell shares of the Funds to effect portfolio transactions, the sale of shares is not considered as a factor by the Fund's Sub-Advisors when selecting brokers to effect portfolio transactions.


Your financial intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the financial intermediary. You should ask your Investment Representative for information about any fees and/or commissions that are charged.



TRANSFER AGENCY AND RETIREMENT PLAN SERVICES . Principal Shareholder Services, Inc. acts as the transfer agent for the Funds. As such, it registers the transfer, issuance, and redemption of fund shares and disburses dividends and other distributions to fund shareholders.


Many fund shares are owned by financial intermediaries for the benefit of their customers. In those cases, the funds often do not maintain an account for these investors. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediaries. The transfer agent may pay these financial intermediaries fees for sub-transfer agency and/or related recordkeeping services. Retirement plans may also hold fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the funds, may be paid additional amounts. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Distributor for maintaining retirement plan ''platforms'' that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.


The amounts paid to financial intermediaries and plan recordkeepers for sub-transfer agency and recordkeeping services, and their related service requirements may vary across fund groups and share classes. This may create an incentive for financial intermediaries and their Investment Representatives to recommend one fund complex over another or one class of shares over another.


GENERAL INFORMATION ABOUT A FUND ACCOUNT


PROCEDURES FOR OPENING AN ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity on a timely basis, we may close your account or take such other action as we deem appropriate.


ORDERS PLACED BY INTERMEDIARIES
Principal Investors Fund may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next public offering price it computes after your intermediary or sub-designee received your order. NOTE: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.

STATEMENTS
You will receive quarterly statements for the Funds you own. The quarterly statements provide the number and value of shares you own, transactions during the period, dividends declared or paid, and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell, or exchange shares in the Principal Investors Fund, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other important information.


Certain purchases and sales are only included on your quarterly statement. These include accounts:
.. when the only activity during the quarter:
  . is purchase of shares from reinvested dividends and/or capital gains, . are purchases under an Automatic Investment Plan, . are sales under a periodic withdrawal plan, . are purchases or sales under an automatic exchange election, or . conversion of Class B shares into Class A shares;
.. used to fund certain individual retirement or individual pension plans; or .. established under a payroll deduction plan.

If you need information about your account(s) at other times, you may call us using the telephone number included on your account statement or access your account on the internet.

SIGNATURE GUARANTEES
Certain transactions require a Medallion Signature Guarantee, unless specifically waived by the Fund's transfer agent. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm which participates in a Medallion program recognized by the Securities Transfer Association. A signature guarantee by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 (in the aggregate) from the Funds;
.. if a sales proceeds check is payable to other than the account shareholder(s),
  Principal Life, or Principal Bank;
.. to change ownership of an account;
.. to add wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 30 days.

SPECIAL PLANS
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, periodic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the sales charge or contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

MINIMUM ACCOUNT BALANCE
Generally, the Funds do not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of $1,000 or less. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Funds exercise this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Funds reserve the right to increase the required minimum.

TELEPHONE AND INTERNET INSTRUCTIONS
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password (Personal Identification Number) for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.), and sending written confirmation to the shareholder's address of record.

If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:
.. may be given by calling us at the telephone number provided on your account statements between 7 a.m. and 7 p.m. Central Time on any day that the NYSE is open;
.. may be given by accessing our website (for security purposes you need a user name and password to use any of the internet services, including viewing your account information on-line. If you don't have a user name or password, you may obtain one at our website). Note: only certain transactions are available on-line.
.. must be received in good order at our transaction processing center, in their entirety, by us before the close of the NYSE (generally 3:00 p.m. Central
  Time) to be effective the day of your request;
.. are effective the next business day if not received until after the close of the NYSE; and
.. may be given to your Investment Representative who will in turn contact us with your instructions (Princor registered representatives may only convey your specific instructions to the Funds' transfer agent; they may not be granted investment discretion).

NOTE: Instructions received from one owner are binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

HOUSEHOLDING

To avoid sending duplicate copies of materials to households, only one copy of each prospectus, annual and semi-annual report to shareholders will be mailed to shareholders having the same last name and address on the Funds records. The consolidation of these mailings, called householding, benefits the Principal Investors Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Principal Investors Fund at the telephone number provided on your account statement. You may notify the Principal Investors Fund in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.

MULTIPLE TRANSLATIONS

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

TRANSACTIONS THROUGH FINANCIAL INSTITUTIONS/PROFESSIONALS

Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institutions or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and SAI. Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.

FINANCIAL STATEMENTS

Shareholders will receive an annual financial report for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. They will also receive a semiannual financial report that is unaudited.

PORTFOLIO HOLDINGS INFORMATION


The Fund will publish month-end portfolio holdings information for the Funds described in this Prospectus on the principal.com website and the PrincipalFunds.com website on the last business day of the following month. The information will include all of each Fund's holdings, and may include information regarding the top ten holdings as well. The information will remain on the website until the Fund files portfolio holding information with the SEC for a period that includes the date on which the holdings are published on the websites. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similar events, on a Fund's portfolio will be published on the website.

Third parties who need portfolio holdings information to provide services to the Funds may be provided such information prior to its posting on the website, solely for legitimate business purposes and subject to confidentiality agreements. A description of the Funds' policies and procedures with respect to the disclosure of the portfolio securities is available in the Funds' Statement of Additional Information.

FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). Except as otherwise stated in the following paragraph, this information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund's financial statements, is included in Principal Investors Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2006, which is available upon request, and incorporated by reference into the SAI.


The information for the California Insured Intermediate Municipal, California Municipal, Equity Income I, High Yield II, Income, MidCap Stock, Mortgage Securities, Short-Term Income, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Tax-Exempt Bond I, and West Coast Equity Funds has been derived from the financial statements for their predecessor funds. The financial statements for the predecessor funds were audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, whose report, along with each predecessor fund's financial statements, is included in the predecessor funds' Annual Report to Shareholders for the fiscal year ended October 31, 2006, which is available upon request, and incorporated by reference into the SAI. To request a free copy of the latest annual or semiannual report for the Fund or the Predecessor Funds, you may telephone 1-800-222-5852. The following table is a listing of Funds and their corresponding predecessor fund.

      PRINCIPAL INVESTORS FUND                     PREDECESSOR FUND
 California Insured Intermediate        California Insured Intermediate
 Municipal Fund                         Municipal Fund
 California Municipal Fund              California Municipal Fund
 Equity Income Fund I                   Equity Income Fund
 High Yield Fund II                     High Yield Fund
 Income Fund                            Income Fund
 MidCap Stock Fund                      Mid Cap Stock Fund
 Mortgage Securities Fund               U.S. Government Securities Fund
 Short-Term Income Fund                 Short Term Income Fund
 Tax-Exempt Bond Fund I                 Tax-Exempt Bond Fund
 West Coast Equity Fund                 West Coast Equity Fund
 SAM Balanced Portfolio                 Balanced Portfolio
 SAM Conservative Balanced Portfolio    Conservative Balanced Portfolio
 SAM Conservative Growth Portfolio      Conservative Growth Portfolio
 SAM Flexible Income Portfolio          Flexible Income Portfolio
 SAM Strategic Growth Portfolio         Strategic Growth Portfolio


EQUITY INCOME FUND

For a Fund share outstanding throughout each period.



                                 INCOME/(LOSS) FROM
                                INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                        ------------------------------------  ----------------------------------------
                                    NET REALIZED
                NET                      AND
               ASSET                 UNREALIZED                DIVIDENDS  DISTRIBUTIONS
               VALUE        NET      GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET
             BEGINNING  INVESTMENT       ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL
             OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS
             ---------  ----------  ------------  ----------  ----------  -------------  -------------
CLASS A SHARES
Year Ended:
10/31/06       $20.07    $0.33(5)      $ 3.00       $ 3.33      $(0.34)      $(0.63)        $(0.97)
10/31/05        17.79     0.41(5)        2.25         2.66       (0.38)          --          (0.38)
10/31/04        15.46     0.29(5)        2.33         2.62       (0.29)          --          (0.29)
10/31/03        12.73     0.33(5)        2.73         3.06       (0.33)          --          (0.33)
10/31/02        14.85     0.40(5)       (1.85)       (1.45)      (0.35)       (0.32)         (0.67)

CLASS B SHARES
Year Ended:
10/31/06       $19.93    $0.15(5)      $ 2.98       $ 3.13      $(0.17)      $(0.63)        $(0.80)
10/31/05        17.67     0.24(5)        2.24         2.48       (0.22)          --          (0.22)
10/31/04        15.36     0.14(5)        2.30         2.44       (0.13)          --          (0.13)
10/31/03        12.65     0.20(5)        2.71         2.91       (0.20)          --          (0.20)
10/31/02        14.78     0.27(5)       (1.85)       (1.58)      (0.23)       (0.32)         (0.55)

CLASS C SHARES
Year Ended:
10/31/06       $19.79    $0.16(5)      $ 2.96       $ 3.12      $(0.20)      $(0.63)        $(0.83)
10/31/05        17.57     0.26(5)        2.22         2.48       (0.26)          --          (0.26)
10/31/04        15.29     0.16(5)        2.30         2.46       (0.18)          --          (0.18)
10/31/03        12.62     0.22(5)        2.68         2.90       (0.23)          --          (0.23)
10/31/02(4)     15.09     0.18(5)       (2.43)       (2.25)      (0.22)          --          (0.22)

CLASS I SHARES
Year Ended:
10/31/06       $20.07    $0.40(5)      $ 3.00       $ 3.40      $(0.41)      $(0.63)        $(1.04)
10/31/05        17.79     0.48(5)        2.24         2.72       (0.44)          --          (0.44)
10/31/04        15.45     0.35(5)        2.33         2.68       (0.34)          --          (0.34)
10/31/03        12.73     0.38(5)        2.72         3.10       (0.38)          --          (0.38)
10/31/02        14.85     0.45(5)       (1.85)       (1.40)      (0.40)       (0.32)         (0.72)

                                                     RATIOS TO AVERAGE
                                                NET ASSETS/SUPPLEMENTAL DATA
                                ------------------------------------------------------------
                                                RATIO OF    RATIO OF
                                                EXPENSES    EXPENSES
                                               TO AVERAGE  TO AVERAGE   RATIO OF
               NET                             NET ASSETS  NET ASSETS      NET
              ASSET                              BEFORE       AFTER    INVESTMENT
              VALUE               NET ASSETS   REIMBURSE-  REIMBURSE-   INCOME TO  PORTFOLIO
             END OF    TOTAL    END OF PERIOD    MENTS/      MENTS/      AVERAGE   TURNOVER
             PERIOD  RETURN(1)    (IN 000S)      WAIVERS   WAIVERS(2)  NET ASSETS     RATE
             ------  ---------  -------------  ----------  ----------  ----------  ---------
CLASS A SHARES
Year Ended:
10/31/06     $22.43    17.16%     $1,514,188     0.87%       0.87%       1.56%       81%(7)
10/31/05      20.07    15.06         887,828     0.90        0.90        2.13        32
10/31/04      17.79    17.06         438,776     0.91        0.91        1.74        20
10/31/03      15.46    24.43         268,489     0.95        0.95        2.43        18
10/31/02      12.73   (10.35)        198,756     0.97        0.97        2.77        16

CLASS B SHARES
Year Ended:
10/31/06     $22.26    16.16%     $  330,900     1.73%       1.73%       0.70%       81%(7)
10/31/05      19.93    14.07         226,390     1.78        1.78        1.25        32
10/31/04      17.67    16.04         144,144     1.81        1.81        0.84        20
10/31/03      15.36    23.19         103,888     1.89        1.89        1.49        18
10/31/02      12.65   (11.20)         82,330     1.88        1.88        1.86        16

CLASS C SHARES
Year Ended:
10/31/06     $22.08    16.28%     $  251,685     1.64%       1.64%       0.79%       81%(7)
10/31/05      19.79    14.16         128,523     1.68        1.68        1.35        32
10/31/04      17.57    16.16          33,770     1.70        1.70        0.95        20
10/31/03      15.29    23.29           5,973     1.78        1.78        1.60        18
10/31/02(4)   12.62   (15.07)          1,780     1.80(6)     1.80(6)     1.94(6)     16

CLASS I SHARES
Year Ended:
10/31/06     $22.43    17.53%     $1,686,604     0.55%       0.55%       1.88%       81%(7)
10/31/05      20.07    15.39       1,294,804     0.58        0.58        2.45        32
10/31/04      17.79    17.51         908,925     0.59        0.59        2.06        20
10/31/03      15.45    24.77         529,665     0.61        0.61        2.77        18
10/31/02      12.73   (10.04)        350,185     0.63        0.63        3.11        16

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by drecits allowed by the custodian.

(2) Ratio of operating expenses to aveage net assets includes expenses paid indirectly through custodian credits.

(3)  The REIT Fund commenced operations on march 1, 2003.

(4)  The Equity Income Fund commenced selling Class C shares on March 1, 2002.

(5)  Per share numbers have been calculated using the average shares method.

(6)  Annualized.

(7) The Equity Income Fund had unusually high portfolio turnover due to a change in the portfolio manager.

Financial Highlights

WEST COAST EQUITY FUND

For a Fund share outstanding throughout each period.

                                 INCOME/(LOSS) FROM
                                INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                        ------------------------------------  ----------------------------------------
                                    NET REALIZED
                NET                      AND
               ASSET        NET      UNREALIZED                DIVIDENDS  DISTRIBUTIONS
               VALUE    INVESTMENT   GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET
             BEGINNING    INCOME/        ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL
             OF PERIOD    (LOSS)     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS
             ---------  ----------  ------------  ----------  ----------  -------------  -------------
CLASS A SHARES
Year Ended:
10/31/06       $38.99    $ 0.18        $ 5.02       $ 5.20    $(0.13)        $(0.97)        $(1.10)
10/31/05        35.04      0.25          4.33         4.58     (0.20)         (0.43)         (0.63)
10/31/04        32.14      0.06(4)       2.84         2.90        --             --             --
10/31/03        23.73      0.04(4)       8.37         8.41        --             --             --
10/31/02        28.89      0.02(4)      (4.09)       (4.07)    (0.07)         (1.02)         (1.09)

CLASS B SHARES
Year Ended:
10/31/06       $34.84    $(0.18)       $ 4.47       $ 4.29    $   --         $(0.97)        $(0.97)
10/31/05        31.48     (0.09)         3.88         3.79        --          (0.43)         (0.43)
10/31/04        29.14     (0.24)(4)      2.58         2.34        --             --             --
10/31/03        21.73     (0.20)(4)      7.61         7.41        --             --             --
10/31/02        26.71     (0.23)(4)     (3.73)       (3.96)    (0.00)(5)      (1.02)         (1.02)

CLASS C SHARES
Year Ended:
10/31/06       $34.94    $(0.16)       $ 4.50       $ 4.34    $   --         $(0.97)        $(0.97)
10/31/05        31.56     (0.06)         3.88         3.82     (0.01)         (0.43)         (0.44)
10/31/04        29.20     (0.21)(4)      2.57         2.36        --             --             --
10/31/03        21.74     (0.18)(4)      7.64         7.46        --             --             --
10/31/02(3)     27.59     (0.14)(4)     (5.71)       (5.85)       --             --             --

CLASS I SHARES
Year Ended:
10/31/06       $39.39    $ 0.32        $ 5.07       $ 5.39    $(0.25)        $(0.97)        $(1.22)
10/31/05        35.39      0.39          4.37         4.76     (0.33)         (0.43)         (0.76)
10/31/04        32.39      0.17(4)       2.87         3.04     (0.04)            --          (0.04)
10/31/03        23.83      0.13(4)       8.43         8.56        --             --             --
10/31/02        29.00      0.12(4)      (4.10)       (3.98)    (0.17)         (1.02)         (1.19)

                                                      RATIOS TO AVERAGE
                                                NET ASSETS/SUPPLEMENTAL DATA
                                ------------------------------------------------------------
                                                RATIO OF    RATIO OF
                                                EXPENSES    EXPENSES    RATIO OF
                                               TO AVERAGE  TO AVERAGE      NET
               NET                             NET ASSETS  NET ASSETS  INVESTMENT
              ASSET                              BEFORE       AFTER      INCOME/
              VALUE               NET ASSETS   REIMBURSE-  REIMBURSE-  (LOSS) TO   PORTFOLIO
             END OF    TOTAL    END OF PERIOD    MENTS/      MENTS/      AVERAGE    TURNOVER
             PERIOD  RETURN(1)    (IN 000S)      WAIVERS   WAIVERS(2)  NET ASSETS     RATE
             ------  ---------  -------------  ----------  ----------  ----------  ---------
CLASS A SHARES
Year Ended:
10/31/06     $43.09    13.50%      $880,755       0.85%       0.85%      0.44%        15%
10/31/05      38.99    13.13        735,037       0.91        0.91       0.68         13
10/31/04      35.04     9.06        621,924       0.94        0.94       0.17         12
10/31/03      32.14    35.44        523,308       1.02        1.02       0.14         14
10/31/02      23.73   (14.94)       375,821       1.05        1.05       0.07         16

CLASS B SHARES
Year Ended:
10/31/06     $38.16    12.45%      $184,340       1.78%       1.78%     (0.49)%       15%
10/31/05      34.84    12.09        167,531       1.85        1.85      (0.26)        13
10/31/04      31.48     8.03        141,134       1.89        1.89      (0.78)        12
10/31/03      29.14    34.10        122,221       2.01        2.01      (0.85)        14
10/31/02      21.73   (15.73)       102,208       2.00        2.00      (0.88)        16

CLASS C SHARES
Year Ended:
10/31/06     $38.31    12.53%      $ 21,039       1.69%       1.69%     (0.40)%       15%
10/31/05      34.94    12.18         13,613       1.78        1.78      (0.19)        13
10/31/04      31.56     8.12          9,000       1.80        1.80      (0.69)        12
10/31/03      29.20    34.27          3,593       1.90        1.90      (0.74)        14
10/31/02(3)   21.74   (21.20)         1,341       1.96(6)     1.96(6)   (0.84)(6)     16

CLASS I SHARES
Year Ended:
10/31/06     $43.56    13.88%      $826,593       0.53%       0.53%      0.76%        15%
10/31/05      39.39    13.55        621,993       0.58        0.58       1.01         13
10/31/04      35.39     9.39        515,464       0.61        0.61       0.50         12
10/31/03      32.39    35.92        349,363       0.67        0.67       0.49         14
10/31/02      23.83   (14.65)       195,029       0.70        0.70       0.42         16

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by drecits allowed by the custodian.

(2) Ratio of operating expenses to aveage net assets includes expenses paid indirectly through custodian credits.

(3)  The Funds commenced selling Class C shares on March 1, 2002.

(4)  Per share numbers have been calculated using the average shares method.

(5)  Amount represents less than $0.01 per share.

(6)  Annualized.

Financial Highlights

MID CAP STOCK FUND

For a Fund share outstanding throughout each period.

                                 INCOME/(LOSS) FROM
                                INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                        ------------------------------------  ----------------------------------------
                                    NET REALIZED
                NET                      AND
               ASSET        NET      UNREALIZED                DIVIDENDS  DISTRIBUTIONS
               VALUE    INVESTMENT   GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET
             BEGINNING    INCOME/        ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL
             OF PERIOD    (LOSS)     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS
             ---------  ----------  ------------  ----------  ----------  -------------  -------------
CLASS A SHARES
Year Ended:
10/31/06       $19.23   $ 0.10(4)      $ 3.02       $ 3.12      $(0.26)      $(1.23)        $(1.49)
10/31/05        17.06     0.24(4)        2.56         2.80       (0.03)       (0.60)         (0.63)
10/31/04        15.34     0.02(4)        1.75         1.77       (0.01)       (0.04)         (0.05)
10/31/03        12.39     0.01(4)        2.94         2.95          --           --             --
10/31/02        13.50    (0.01)(4)      (0.60)       (0.61)         --        (0.50)         (0.50)

CLASS B SHARES
Year Ended:
10/31/06       $18.23   $(0.09)(4)     $ 2.85       $ 2.76      $(0.10)      $(1.23)        $(1.33)
10/31/05        16.33     0.06(4)        2.44         2.50          --        (0.60)         (0.60)
10/31/04        14.82    (0.14)(4)       1.69         1.55          --        (0.04)         (0.04)
10/31/03        12.09    (0.13)(4)       2.86         2.73          --           --             --
10/31/02        13.31    (0.15)(4)      (0.57)       (0.72)         --        (0.50)         (0.50)

CLASS C SHARES
Year Ended:
10/31/06       $18.28   $(0.06)(4)     $ 2.85       $ 2.79      $(0.18)      $(1.23)        $(1.41)
10/31/05        16.36     0.08(4)        2.44         2.52          --        (0.60)         (0.60)
10/31/04        14.83    (0.13)(4)       1.70         1.57          --        (0.04)         (0.04)
10/31/03        12.10    (0.12)(4)       2.85         2.73          --           --             --
10/31/02(3)     13.60    (0.10)(4)      (1.40)       (1.50)         --           --             --

CLASS I SHARES
Year Ended:
10/31/06       $19.47   $ 0.17(4)      $ 3.04       $ 3.21      $(0.31)      $(1.23)        $(1.54)
10/31/05        17.26     0.30(4)        2.59         2.89       (0.08)       (0.60)         (0.68)
10/31/04        15.50     0.08(4)        1.78         1.86       (0.06)       (0.04)         (0.10)
10/31/03        12.51     0.06(4)        2.97         3.03       (0.04)          --          (0.04)
10/31/02        13.59     0.04(4)       (0.60)       (0.56)      (0.02)       (0.50)         (0.52)

                                                      RATIOS TO AVERAGE
                                                NET ASSETS/SUPPLEMENTAL DATA
                                ------------------------------------------------------------
                                                RATIO OF    RATIO OF
                                                EXPENSES    EXPENSES    RATIO OF
                                               TO AVERAGE  TO AVERAGE      NET
               NET                             NET ASSETS  NET ASSETS  INVESTMENT
              ASSET                              BEFORE       AFTER      INCOME/
              VALUE               NET ASSETS   REIMBURSE-  REIMBURSE-  (LOSS) TO   PORTFOLIO
             END OF    TOTAL    END OF PERIOD    MENTS/      MENTS/      AVERAGE    TURNOVER
             PERIOD  RETURN(1)    (IN 000S)      WAIVERS   WAIVERS(2)  NET ASSETS     RATE
             ------  ---------  -------------  ----------  ----------  ----------  ---------
CLASS A SHARES
Year Ended:
10/31/06     $20.86    17.12%      $215,201      1.09%       1.09%       0.53%        22%
10/31/05      19.23    16.75         93,180      1.12        1.12        1.32         28
10/31/04      17.06    11.57         59,491      1.14        1.14        0.12         23
10/31/03      15.34    23.81         38,676      1.16        1.16        0.07         28
10/31/02      12.39    (4.86)        28,248      1.25        1.25       (0.10)        27

CLASS B SHARES
Year Ended:
10/31/06     $19.66    15.95%      $ 30,663      2.07%       2.07%      (0.45)%       22%
10/31/05      18.23    15.63         24,218      2.11        2.11        0.33         28
10/31/04      16.33    10.54         19,958      2.12        2.12       (0.86)        23
10/31/03      14.82    22.50         17,405      2.24        2.24       (1.01)        28
10/31/02      12.09    (5.79)        13,229      2.26        2.26       (1.11)        27

CLASS C SHARES
Year Ended:
10/31/06     $19.66    16.09%      $  8,051      1.95%       1.95%      (0.33)%       22%
10/31/05      18.28    15.73          4,303      1.99        1.99        0.45         28
10/31/04      16.36    10.60          1,769      2.04        2.04       (0.79)        23
10/31/03      14.83    22.56            550      2.15        2.15       (0.92)        28
10/31/02(3)   12.10   (11.03)            55      2.24(6)     2.24(6)    (1.09)(6)     27

CLASS I SHARES
Year Ended:
10/31/06     $21.14    17.41%      $725,604      0.78%       0.78%       0.84%        22%
10/31/05      19.47    17.11        766,698      0.80        0.80        1.64         28
10/31/04      17.26    12.02        616,052      0.80        0.80        0.45         23
10/31/03      15.50    24.27        369,772      0.81        0.81        0.42         28
10/31/02      12.51    (4.44)       231,409      0.83        0.83        0.32         27

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  The Funds commenced selling Class C shares on March 1, 2002.

(4)  Per share numbers have been calculated using the average shares method.

(5)  Amount represents less than $0.01 per share.

(6)  Annualized.

Financial Highlights

SHORT TERM INCOME FUND

For a Fund share outstanding throughout each period.

                                 INCOME/(LOSS) FROM
                                INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                        ------------------------------------  ----------------------------------------
                                    NET REALIZED
                NET                      AND
               ASSET                 UNREALIZED                DIVIDENDS  DISTRIBUTIONS
               VALUE        NET      GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET
             BEGINNING  INVESTMENT       ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL
             OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS
             ---------  ----------  ------------  ----------  ----------  -------------  -------------
CLASS A SHARES
Year Ended:
10/31/06       $2.31       $0.08       $ 0.01       $ 0.09      $(0.08)        $--          $(0.08)
10/31/05        2.38        0.08        (0.07)        0.01       (0.08)         --           (0.08)
10/31/04        2.39        0.08        (0.01)        0.07       (0.08)         --           (0.08)
10/31/03        2.34        0.09         0.06         0.15       (0.10)         --           (0.10)
10/31/02        2.41        0.12        (0.07)        0.05       (0.12)         --           (0.12)

CLASS B SHARES
Year Ended:
10/31/06       $2.31       $0.07       $ 0.01       $ 0.08      $(0.07)        $--          $(0.07)
10/31/05        2.38        0.06        (0.07)       (0.01)      (0.06)         --           (0.06)
10/31/04        2.39        0.06        (0.01)        0.05       (0.06)         --           (0.06)
10/31/03        2.34        0.07         0.06         0.13       (0.08)         --           (0.08)
10/31/02        2.41        0.10        (0.07)        0.03       (0.10)         --           (0.10)

CLASS C SHARES
Year Ended:
10/31/06       $2.31       $0.07       $ 0.01       $ 0.08      $(0.07)        $--          $(0.07)
10/31/05        2.38        0.06        (0.07)       (0.01)      (0.06)         --           (0.06)
10/31/04        2.39        0.06        (0.01)        0.05       (0.06)         --           (0.06)
10/31/03        2.34        0.07         0.06         0.13       (0.08)         --           (0.08)
10/31/02(3)     2.37        0.07        (0.03)        0.04       (0.07)         --           (0.07)

CLASS I SHARES
Year Ended:
10/31/06       $2.31       $0.09       $ 0.01       $ 0.10      $(0.09)        $--          $(0.09)
10/31/05        2.38        0.09        (0.07)        0.02       (0.09)         --           (0.09)
10/31/04        2.39        0.08        (0.01)        0.07       (0.08)         --           (0.08)
10/31/03        2.34        0.09         0.06         0.15       (0.10)         --           (0.10)
10/31/02        2.41        0.13        (0.07)        0.06       (0.13)         --           (0.13)

                                                      RATIOS TO AVERAGE
                                                NET ASSETS/SUPPLEMENTAL DATA
                                ------------------------------------------------------------
                                                RATIO OF    RATIO OF
                                                EXPENSES    EXPENSES
                                               TO AVERAGE  TO AVERAGE   RATIO OF
               NET                             NET ASSETS  NET ASSETS      NET
              ASSET                              BEFORE       AFTER    INVESTMENT
              VALUE               NET ASSETS   REIMBURSE-  REIMBURSE-   INCOME TO  PORTFOLIO
             END OF    TOTAL    END OF PERIOD    MENTS/      MENTS/      AVERAGE    TURNOVER
             PERIOD  RETURN(1)    (IN 000S)      WAIVERS   WAIVERS(2)  NET ASSETS     RATE
             ------  ---------  -------------  ----------  ----------  ----------  ---------
CLASS A SHARES
Year Ended:
10/31/06      $2.32    4.15%       $ 32,081       0.95%       0.95%       3.54%       14%
10/31/05       2.31    0.49          36,287       0.93        0.81        3.36        13
10/31/04       2.38    2.87          54,082       0.92        0.83        3.23        14
10/31/03       2.39    6.28          71,920       0.97        0.84        3.58        33
10/31/02       2.34    2.18          28,106       1.09        0.96        5.03        28

CLASS B SHARES
Year Ended:
10/31/06      $2.32    3.36%       $ 16,411       1.71%       1.71%       2.78%       14%
10/31/05       2.31   (0.26)         23,617       1.70        1.56        2.61        13
10/31/04       2.38    2.11          31,812       1.70        1.58        2.48        14
10/31/03       2.39    5.49          44,310       1.70        1.59        2.83        33
10/31/02       2.34    1.41          24,621       1.77        1.71        4.28        28

CLASS C SHARES
Year Ended:
10/31/06      $2.32    3.39%       $  6,980       1.68%       1.68%       2.81%       14%
10/31/05       2.31   (0.26)         13,477       1.65        1.56        2.61        13
10/31/04       2.38    2.10          18,970       1.66        1.58        2.48        14
10/31/03       2.39    5.48          17,843       1.65        1.59        2.83        33
10/31/02(3)    2.34    1.61           5,743       1.68(5)     1.68(5)     4.31(5)     28

CLASS I SHARES
Year Ended:
10/31/06      $2.32    4.57%       $181,910       0.55%       0.55%       3.94%       14%
10/31/05       2.31    0.74         195,607       0.56        0.56        3.61        13
10/31/04       2.38    3.13         168,947       0.58        0.58        3.48        14
10/31/03       2.39    6.55         129,443       0.59        0.59        3.83        33
10/31/02       2.34    2.53          89,210       0.61        0.61        5.38        28

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  The Funds commenced selling Class C shares on March 1, 2002.

(4)  Per share numbers have been calculated using the average shares method.

(5)  Annualized.

Financial Highlights

U.S. GOVERNMENT SECURITIES FUND

For a Fund share outstanding throughout each period.

                                     INCOME FROM
                                INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                        ------------------------------------  ----------------------------------------
                                    NET REALIZED
                NET                      AND
               ASSET                 UNREALIZED                DIVIDENDS  DISTRIBUTIONS
               VALUE        NET      GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET
             BEGINNING  INVESTMENT       ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL
             OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS
             ---------  ----------  ------------  ----------  ----------  -------------  -------------
CLASS A SHARES
Year Ended:
10/31/06       $10.53    $0.44         $ 0.04        $0.48      $(0.47)        $--          $(0.47)
10/31/05        10.88     0.41(4)       (0.30)        0.11       (0.46)         --           (0.46)
10/31/04        10.89     0.40(4)        0.05         0.45       (0.46)         --           (0.46)
10/31/03        11.19     0.40(4)       (0.19)        0.21       (0.51)         --           (0.51)
10/31/02        11.20     0.54           0.04         0.58       (0.59)         --           (0.59)

CLASS B SHARES
Year Ended:
10/31/06       $10.52    $0.37         $ 0.05        $0.42      $(0.40)        $--          $(0.40)
10/31/05        10.87     0.33(4)       (0.30)        0.03       (0.38)         --           (0.38)
10/31/04        10.88     0.32(4)        0.05         0.37       (0.38)         --           (0.38)
10/31/03        11.18     0.32(4)       (0.19)        0.13       (0.43)         --           (0.43)
10/31/02        11.19     0.46           0.04         0.50       (0.51)         --           (0.51)

CLASS C SHARES
Year Ended:
10/31/06       $10.51    $0.37         $ 0.05        $0.42      $(0.40)        $--          $(0.40)
10/31/05        10.86     0.33(4)       (0.30)        0.03       (0.38)         --           (0.38)
10/31/04        10.87     0.32(4)        0.05         0.37       (0.38)         --           (0.38)
10/31/03        11.18     0.32(4)       (0.20)        0.12       (0.43)         --           (0.43)
10/31/02(3)     11.00     0.33           0.18         0.51       (0.33)         --           (0.33)

CLASS I SHARES
Year Ended:
10/31/06       $10.53    $0.49         $ 0.05        $0.54      $(0.52)        $--          $(0.52)
10/31/05        10.88     0.45(4)       (0.30)        0.15       (0.50)         --           (0.50)
10/31/04        10.89     0.44(4)        0.05         0.49       (0.50)         --           (0.50)
10/31/03        11.19     0.44(4)       (0.19)        0.25       (0.55)         --           (0.55)
10/31/02        11.20     0.58           0.04         0.62       (0.63)         --           (0.63)

                                                      RATIOS TO AVERAGE
                                                NET ASSETS/SUPPLEMENTAL DATA
                                ------------------------------------------------------------
                                                RATIO OF    RATIO OF
                                                EXPENSES    EXPENSES
                                               TO AVERAGE  TO AVERAGE   RATIO OF
               NET                             NET ASSETS  NET ASSETS      NET
              ASSET                              BEFORE       AFTER    INVESTMENT
              VALUE               NET ASSETS   REIMBURSE-  REIMBURSE-  INCOME TO   PORTFOLIO
             END OF    TOTAL    END OF PERIOD    MENTS/      MENTS/      AVERAGE    TURNOVER
             PERIOD  RETURN(1)    (IN 000S)      WAIVERS   WAIVERS(2)  NET ASSETS     RATE
             ------  ---------  -------------  ----------  ----------  ----------  ---------
CLASS A SHARES
Year Ended:
10/31/06     $10.54    4.74%      $   98,110      0.91%       0.91%       4.25%       13%
10/31/05      10.53    1.02          120,615      0.92        0.92        3.84        34
10/31/04      10.88    4.26          134,896      0.93        0.93        3.64        30
10/31/03      10.89    1.94          176,859      0.93        0.93        3.59        62
10/31/02      11.19    5.37          196,222      0.96        0.96        4.91        48

CLASS B SHARES
Year Ended:
10/31/06     $10.54    4.06%      $   85,761      1.66%       1.66%       3.50%       13%
10/31/05      10.52    0.28          122,147      1.65        1.65        3.11        34
10/31/04      10.87    3.50          157,900      1.65        1.65        2.92        30
10/31/03      10.88    1.20          251,153      1.66        1.66        2.86        62
10/31/02      11.18    4.62          271,440      1.68        1.68        4.19        48

CLASS C SHARES
Year Ended:
10/31/06     $10.53    4.00%      $    7,964      1.63%       1.63%       3.53%       13%
10/31/05      10.51    0.29            6,775      1.64        1.64        3.12        34
10/31/04      10.86    3.53            6,279      1.64        1.64        2.93        30
10/31/03      10.87    1.12           13,354      1.64        1.64        2.88        62
10/31/02(3)   11.18    4.74           11,634      1.63(5)     1.63(5)     4.24(5)     48

CLASS I SHARES
Year Ended:
10/31/06     $10.55    5.25%      $1,521,330      0.52%       0.52%       4.64%       13%
10/31/05      10.53    1.41        1,642,617      0.54        0.54        4.22        34
10/31/04      10.88    4.65        1,260,104      0.55        0.55        4.02        30
10/31/03      10.89    2.32          658,676      0.57        0.57        3.95        62
10/31/02      11.19    5.77          365,912      0.58        0.58        5.29        48

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges.

     The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  The Funds commenced selling Class C shares on March 1, 2002.

(4)  Per share numbers have been calculated using the average shares method.

(5)  Annualized.

Financial Highlights

INCOME FUND

For a Fund share outstanding throughout each period.

                                     INCOME FROM
                                INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                        ------------------------------------  ----------------------------------------
                                    NET REALIZED
                NET                      AND
               ASSET                 UNREALIZED                DIVIDENDS  DISTRIBUTIONS
               VALUE        NET      GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET
             BEGINNING  INVESTMENT       ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL
             OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS
             ---------  ----------  ------------  ----------  ----------  -------------  -------------
CLASS A SHARES
Year Ended:
10/31/06       $9.05       $0.48       $ 0.05        $0.53      $(0.49)        $--          $(0.49)
10/31/05        9.46        0.45        (0.38)        0.07       (0.48)         --           (0.48)
10/31/04        9.35        0.46         0.15         0.61       (0.50)         --           (0.50)
10/31/03        9.02        0.51         0.38         0.89       (0.56)         --           (0.56)
10/31/02        9.32        0.60        (0.28)        0.32       (0.62)         --           (0.62)

CLASS B SHARES
Year Ended:
10/31/06       $9.08       $0.41       $ 0.05        $0.46      $(0.42)        $--          $(0.42)
10/31/05        9.49        0.38        (0.38)        0.00       (0.41)         --           (0.41)
10/31/04        9.37        0.39         0.16         0.55       (0.43)         --           (0.43)
10/31/03        9.04        0.44         0.38         0.82       (0.49)         --           (0.49)
10/31/02        9.35        0.54        (0.29)        0.25       (0.56)         --           (0.56)

CLASS C SHARES
Year Ended:
10/31/06       $9.08       $0.41       $ 0.05        $0.46      $(0.42)        $--          $(0.42)
10/31/05        9.49        0.38        (0.38)        0.00       (0.41)         --           (0.41)
10/31/04        9.37        0.39         0.16         0.55       (0.43)         --           (0.43)
10/31/03        9.04        0.45         0.38         0.83       (0.50)         --           (0.50)
10/31/02(3)     9.21        0.37        (0.17)        0.20       (0.37)         --           (0.37)

CLASS I SHARES
Year Ended:
10/31/06       $9.07       $0.51       $ 0.05        $0.56      $(0.52)        $--          $(0.52)
10/31/05        9.48        0.49        (0.38)        0.11       (0.52)         --           (0.52)
10/31/04        9.36        0.50         0.16         0.66       (0.54)         --           (0.54)
10/31/03        9.03        0.55         0.38         0.93       (0.60)         --           (0.60)
10/31/02        9.34        0.64        (0.29)        0.35       (0.66)         --           (0.66)

                                                      RATIOS TO AVERAGE
                                                NET ASSETS/SUPPLEMENTAL DATA
                                ------------------------------------------------------------
                                                RATIO OF    RATIO OF
                                                EXPENSES    EXPENSES
                                               TO AVERAGE  TO AVERAGE   RATIO OF
               NET                             NET ASSETS  NET ASSETS      NET
              ASSET                              BEFORE       AFTER    INVESTMENT
              VALUE               NET ASSETS   REIMBURSE-  REIMBURSE-  INCOME TO   PORTFOLIO
             END OF    TOTAL    END OF PERIOD    MENTS/      MENTS/      AVERAGE    TURNOVER
             PERIOD  RETURN(1)    (IN 000S)      WAIVERS   WAIVERS(2)  NET ASSETS     RATE
             ------  ---------  -------------  ----------  ----------  ----------  ---------
CLASS A SHARES
Year Ended:
10/31/06      $9.09     6.02%      $143,590       0.89%       0.89%       5.27%       26%
10/31/05       9.05     0.75        147,521       0.91        0.91        4.83        20
10/31/04       9.46     6.68        147,695       0.92        0.92        4.90        24
10/31/03       9.35    10.10        153,654       0.94        0.94        5.42        33
10/31/02       9.02     3.63        130,512       0.97        0.97        6.61        20

CLASS B SHARES
Year Ended:
10/31/06      $9.12     5.23%      $ 99,751       1.65%       1.65%       4.51%       26%
10/31/05       9.08     0.02        128,067       1.65        1.65        4.09        20
10/31/04       9.49     6.03        152,065       1.65        1.65        4.17        24
10/31/03       9.37     9.31        194,396       1.65        1.65        4.71        33
10/31/02       9.04     2.79        142,186       1.68        1.68        5.90        20

CLASS C SHARES
Year Ended:
10/31/06      $9.12     5.23%      $ 10,412       1.64%       1.64%       4.52%       26%
10/31/05       9.08     0.01         10,761       1.66        1.66        4.08        20
10/31/04       9.49     6.02         11,580       1.65        1.65        4.17        24
10/31/03       9.37     9.33         15,274       1.63        1.63        4.73        33
10/31/02(3)    9.04     2.25          7,710       1.62(5)     1.62(5)     5.96(5)     20

CLASS I SHARES
Year Ended:
10/31/06      $9.11     6.41%      $963,326       0.52%       0.52%       5.64%       26%
10/31/05       9.07     1.13        903,915       0.54        0.54        5.20        20
10/31/04       9.48     7.18        834,726       0.55        0.55        5.27        24
10/31/03       9.36    10.51        679,139       0.56        0.56        5.80        33
10/31/02       9.03     3.94        487,376       0.56        0.56        7.02        20

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  The Funds commenced selling Class C shares on March 1, 2002.

(4)  Per share numbers have been calculated using the average shares method.

(5)  Annualized.

Financial Highlights

HIGH YIELD FUND

For a Fund share outstanding throughout each period.

                                 INCOME/(LOSS) FROM
                                INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                        ------------------------------------  ----------------------------------------
                                    NET REALIZED
                NET                      AND
               ASSET                 UNREALIZED                DIVIDENDS  DISTRIBUTIONS
               VALUE        NET      GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET
             BEGINNING  INVESTMENT       ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL
             OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS
             ---------  ----------  ------------  ----------  ----------  -------------  -------------
CLASS A SHARES
Year Ended:
10/31/06       $8.23     $0.61        $ 0.55        $ 1.16      $(0.60)        $--          $(0.60)
10/31/05        8.28      0.56         (0.03)         0.53       (0.58)         --           (0.58)
10/31/04        7.88      0.58          0.43          1.01       (0.61)         --           (0.61)
10/31/03        6.63      0.61(4)       1.31          1.92       (0.67)         --           (0.67)
10/31/02        7.44      0.71         (0.72)        (0.01)      (0.80)         --           (0.80)

CLASS B SHARES
Year Ended:
10/31/06       $8.27     $0.55        $ 0.55        $ 1.10      $(0.54)        $--          $(0.54)
10/31/05        8.32      0.50         (0.03)         0.47       (0.52)         --           (0.52)
10/31/04        7.91      0.52          0.44          0.96       (0.55)         --           (0.55)
10/31/03        6.66      0.56(4)       1.31          1.87       (0.62)         --           (0.62)
10/31/02        7.47      0.66         (0.72)        (0.06)      (0.75)         --           (0.75)

CLASS C SHARES
Year Ended:
10/31/06       $8.27     $0.55        $ 0.55        $ 1.10      $(0.54)        $--          $(0.54)
10/31/05        8.32      0.50         (0.03)         0.47       (0.52)         --           (0.52)
10/31/04        7.91      0.52          0.44          0.96       (0.55)         --           (0.55)
10/31/03        6.67      0.56(4)       1.30          1.86       (0.62)         --           (0.62)
10/31/02(3)     7.55      0.46         (0.86)        (0.40)      (0.48)         --           (0.48)

CLASS I SHARES
Year Ended:
10/31/06       $8.22     $0.64        $ 0.55        $ 1.19      $(0.63)        $--          $(0.63)
10/31/05        8.27      0.58         (0.03)         0.55       (0.60)         --           (0.60)
10/31/04        7.86      0.60          0.44          1.04       (0.63)         --           (0.63)
10/31/03        6.62      0.63(4)       1.30          1.93       (0.69)         --           (0.69)
10/31/02        7.43      0.73         (0.72)         0.01       (0.82)         --           (0.82)

                                                           RATIOS TO AVERAGE
                                                       NET ASSETS/SUPPLEMENTAL DATA
                                ------------------------------------------------------------
                                                RATIO OF    RATIO OF
                                                EXPENSES    EXPENSES
                                               TO AVERAGE  TO AVERAGE   RATIO OF
               NET                             NET ASSETS  NET ASSETS      NET
              ASSET                              BEFORE       AFTER    INVESTMENT
              VALUE               NET ASSETS   REIMBURSE-  REIMBURSE-   INCOME TO  PORTFOLIO
             END OF    TOTAL    END OF PERIOD    MENTS/      MENTS/      AVERAGE    TURNOVER
             PERIOD  RETURN(1)    (IN 000S)      WAIVERS   WAIVERS(2)  NET ASSETS     RATE
             ------  ---------  -------------  ----------  ----------  ----------  ---------
CLASS A SHARE
Year Ended:
10/31/06      $8.79    14.63%     $ 422,747      0.90%       0.90%       7.31%        85%
10/31/05       8.23     6.56        111,164      0.92        0.92        6.76         94
10/31/04       8.28    13.23         85,190      0.93        0.93        7.11         82
10/31/03       7.88    30.13         48,618      0.97        0.97        8.24         61
10/31/02       6.63    (0.48)        13,563      1.03        1.03        9.72         60

CLASS B SHARE
Year Ended:
10/31/06      $8.83    13.72%     $  83,143      1.66%       1.66%       6.55%        85%
10/31/05       8.27     5.75         73,667      1.68        1.68        6.00         94
10/31/04       8.32    12.50         80,036      1.69        1.69        6.35         82
10/31/03       7.91    29.08         83,665      1.73        1.73        7.48         61
10/31/02       6.66    (1.17)        44,004      1.78        1.78        8.97         60

CLASS C SHARE
Year Ended:
10/31/06      $8.83    13.74%     $  76,883      1.65%       1.65%       6.56%        85%
10/31/05       8.27     5.77         38,475      1.66        1.66        6.02         94
10/31/04       8.32    12.51         33,318      1.68        1.68        6.36         82
10/31/03       7.91    29.08         24,540      1.71        1.71        7.50         61
10/31/02(3)    6.67    (5.66)         2,556      1.78(5)     1.78(5)     8.97(5)      60

CLASS I SHARE
Year Ended:
10/31/06      $8.78    15.01%     $ 570,861      0.57%       0.57%       7.64%        85%
10/31/05       8.22     6.91        588,409      0.59        0.59        7.09         94
10/31/04       8.27    13.75        526,095      0.61        0.61        7.43         82
10/31/03       7.86    30.44        424,781      0.64        0.64        8.57         61
10/31/02       6.62    (0.15)       244,937      0.68        0.68       10.07         60

(1) Total return is not anualized for periods of less than year and does not reflect any applicable sales charges.

     The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  The Funds commenced selling Class C shares on March 1, 2002.

(4)  Per share numbers have been calculated using the average shares method.

(5)  Annualized.

Financial Highlights

WM Tax - Exempt Bond Fund   For a Fund share outstanding throughout each period.





                               INCOME FROM INVESTMENT OPERATIONS
                             -------------------------------------
                                              NET                                LESS DISTRIBUTIONS
                    NET                    REALIZED                  ------------------------------------------
                   ASSET                      AND                     DIVIDENDS   DISTRIBUTIONS
                   VALUE                  UNREALIZED       TOTAL        FROM         FROM NET
                 BEGINNING       NET      GAIN/(LOSS)      FROM          NET         REALIZED
                    OF       INVESTMENT       ON        INVESTMENT   INVESTMENT      CAPITAL          TOTAL
                   PERIOD      INCOME     INVESTMENTS   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
CLASS A SHARES
Year Ended:
10/31/06           $7.70        $0.33       $ 0.15         $0.48       $(0.33)       $(0.15)         $(0.48)
10/31/05            7.95         0.33        (0.16)         0.17        (0.33)        (0.09)          (0.42)
10/31/04            7.96         0.33         0.08          0.41        (0.33)        (0.09)          (0.42)
10/31/03            7.95         0.34         0.08          0.42        (0.34)        (0.07)          (0.41)
10/31/02            7.93         0.35         0.03          0.38        (0.35)        (0.01)          (0.36)

CLASS B SHARES
Year Ended:
10/31/06           $7.70        $0.27       $ 0.15         $0.42       $(0.27)       $(0.15)         $(0.42)
10/31/05            7.95         0.27        (0.16)         0.11        (0.27)        (0.09)          (0.36)
10/31/04            7.96         0.27         0.08          0.35        (0.27)        (0.09)          (0.36)
10/31/03            7.95         0.28         0.08          0.36        (0.28)        (0.07)          (0.35)
10/31/02            7.93         0.29         0.03          0.32        (0.29)        (0.01)          (0.30)

CLASS C SHARES
Year Ended:
10/31/06           $7.70        $0.27       $ 0.15         $0.42       $(0.27)       $(0.15)         $(0.42)
10/31/05            7.95         0.27        (0.16)         0.11        (0.27)        (0.09)          (0.36)
10/31/04            7.96         0.27         0.08          0.35        (0.27)        (0.09)          (0.36)
10/31/03            7.95         0.28         0.08          0.36        (0.28)        (0.07)          (0.35)
10/31/02(3)         7.83         0.20         0.12          0.32        (0.20)           --           (0.20)

                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                         -----------------------------------------------------------
                                                      RATIO OF    RATIO OF
                                                      EXPENSES    EXPENSES
                                                         TO          TO
                                                      AVERAGE      AVERAGE     RATIO OF
                                                        NET          NET          NET
                                                       ASSETS      ASSETS     INVESTMENT
                      NET                   NET      EXCLUDING    INCLUDING     INCOME
                     ASSET                 ASSETS     INTEREST    INTEREST        TO
                     VALUE                 END OF     EXPENSE      EXPENSE      AVERAGE    PORTFOLIO
                    END OF     TOTAL       PERIOD       AND          AND          NET       TURNOVER
                    PERIOD   RETURN(1)   (IN 000S)    FEES(2)    FEES(2)(6)     ASSETS        RATE
                    ------   ---------   ---------   ---------   ----------   ----------   ---------
CLASS A SHARES
Year Ended:
10/31/06             $7.70     6.42%      $165,325    0.86%        1.15%        4.32%         25%
10/31/05              7.70     2.19        175,146    0.87         1.00         4.22          28
10/31/04              7.95     5.35        184,711    0.90         0.96         4.22          25
10/31/03              7.96     5.31        207,433    0.88         0.89         4.20          47
10/31/02              7.95     5.02        213,673    0.90         0.90         4.49          46

CLASS B SHARES
Year Ended:
10/31/06             $7.70     5.63%      $22,881     1.62%        1.91%        3.56%         25%
10/31/05              7.70     1.43        30,073     1.62         1.75         3.47          28
10/31/04              7.95     4.57        35,433     1.65         1.71         3.47          25
10/31/03              7.96     4.53        45,061     1.62         1.63         3.46          47
10/31/02              7.95     4.25        47,308     1.64         1.64         3.75          46

CLASS C SHARES
Year Ended:
10/31/06             $7.70     5.60%      $2,547      1.64%        1.93%        3.54%         25%
10/31/05              7.70     1.41        2,360      1.63         1.76         3.46          28
10/31/04              7.95     4.58        3,641      1.65         1.71         3.47          25
10/31/03              7.96     4.54        4,332      1.61         1.62         3.47          47
10/31/02(3)           7.95     4.06        2,395      1.61(5)      1.61(5)      3.78(5)       46

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  The Fund commenced selling Class C shares on March 1, 2002.

(4)  Per share numbers have been calculated using the average share method.

(5)  Annualized.

(6)  Restated values for 2005, 2004, and 2003


Financial Highlights

CALIFORNIA MUNICIPAL FUND

For a Fund share outstanding throughout each period.

                                 INCOME/(LOSS) FROM
                                INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                        ------------------------------------  ----------------------------------------
                                    NET REALIZED
                NET                      AND
               ASSET                 UNREALIZED                DIVIDENDS  DISTRIBUTIONS
               VALUE        NET      GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET
             BEGINNING  INVESTMENT       ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL
             OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS
             ---------  ----------  ------------  ----------  ----------  -------------  -------------
CLASS A SHARES
Year Ended:
10/31/06       $11.24     $0.48       $ 0.22         $0.70     $(0.48)       $(0.14)         $(0.62)
10/31/05        11.42      0.48        (0.15)         0.33      (0.48)        (0.03)          (0.51)
10/31/04        11.22      0.49         0.20          0.69      (0.49)           --           (0.49)
10/31/03        11.35      0.47        (0.06)         0.41      (0.47)        (0.07)          (0.54)
10/31/02        11.34      0.50         0.00(6)       0.50      (0.49)           --           (0.49)

CLASS B SHARES
Year Ended:
10/31/06       $11.24     $0.39       $ 0.22         $0.61     $(0.39)       $(0.14)         $(0.53)
10/31/05        11.42      0.39        (0.15)         0.24      (0.39)        (0.03)          (0.42)
10/31/04        11.22      0.40         0.20          0.60      (0.40)           --           (0.40)
10/31/03        11.35      0.38        (0.06)         0.32      (0.38)        (0.07)          (0.45)
10/31/02        11.34      0.42         0.00(6)       0.42      (0.41)           --           (0.41)

CLASS C SHARES
Year Ended:
10/31/06       $11.24     $0.39       $ 0.22         $0.61     $(0.39)       $(0.14)         $(0.53)
10/31/05        11.42      0.39        (0.15)         0.24      (0.39)        (0.03)          (0.42)
10/31/04        11.22      0.40         0.20          0.60      (0.40)           --           (0.40)
10/31/03        11.35      0.38        (0.06)         0.32      (0.38)        (0.07)          (0.45)
10/31/02(3)     11.20      0.28         0.14          0.42      (0.27)           --           (0.27)

                                                           RATIOS TO AVERAGE
                                                       NET ASSETS/SUPPLEMENTAL DATA
                                ------------------------------------------------------------
                                                RATIO OF    RATIO OF
                                                EXPENSES    EXPENSES
                                               TO AVERAGE  TO AVERAGE   RATIO OF
               NET                             NET ASSETS  NET ASSETS      NET
              ASSET                              BEFORE       AFTER    INVESTMENT
              VALUE               NET ASSETS   REIMBURSE-  REIMBURSE-   INCOME TO  PORTFOLIO
             END OF    TOTAL    END OF PERIOD    MENTS/      MENTS/      AVERAGE    TURNOVER
             PERIOD  RETURN(1)    (IN 000S)      WAIVERS   WAIVERS(2)  NET ASSETS     RATE
             ------  ---------  -------------  ----------  ----------  ----------  ---------
CLASS A SHARE
Year Ended:  $11.32    6.45%       $264,924      0.84%        0.84%       4.26%       29%
10/31/06      11.24    2.90         241,879      0.84         0.84        4.19        26
10/31/05      11.42    6.25         232,239      0.85         0.85        4.32        27
10/31/04      11.22    3.69         252,511      0.85         0.85        4.14        34
10/31/03      11.35    4.57         286,095      0.86         0.86        4.39        48
10/31/02

CLASS B SHARES
Year Ended:  $11.32    5.66%       $132,364      1.58%        1.58%       3.52%       29%
10/31/06      11.24    2.13         162,534      1.59         1.59        3.44        26
10/31/05      11.42    5.47         195,930      1.59         1.59        3.58        27
10/31/04      11.22    2.92         255,445      1.59         1.59        3.40        34
10/31/03      11.35    3.79         295,662      1.60         1.60        3.65        48
10/31/02

CLASS C SHARES
Year Ended:  $11.32    5.65%       $  4,413      1.59%        1.59%       3.52%       29%
10/31/06      11.24    2.13           4,641      1.59         1.59        3.44        26
10/31/05      11.42    5.46           5,275      1.60         1.60        3.57        27
10/31/04      11.22    2.92           8,193      1.59         1.59        3.40        34
10/31/03      11.35    3.77           6,665      1.58(5)      1.58(5)     3.67(5)     48
10/31/02(3)

(1) Total return is not anualized for periods of less than year and does not reflect any applicable sales charges.

     The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  The Funds commenced selling Class C shares on March 1, 2002.

(4)  Per share numbers have been calculated using the average share method.

(5)  Annualized.

(6)  Amount represents less than $0.01 per share.

Financial Highlights

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

For a Fund share outstanding throughout each period.

                                 INCOME/(LOSS) FROM
                                INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                        ------------------------------------  ----------------------------------------
                                    NET REALIZED
                NET                      AND
               ASSET                 UNREALIZED                DIVIDENDS  DISTRIBUTIONS
               VALUE        NET      GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET
             BEGINNING  INVESTMENT       ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL
             OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS
             ---------  ----------  ------------  ----------  ----------  -------------  -------------
CLASS A SHARES
Year Ended:
10/31/06       $10.85      $0.36       $ 0.14       $ 0.50      $(0.36)     $(0.02)         $(0.38)
10/31/05        11.14       0.34        (0.29)        0.05       (0.34)      (0.00)(4)       (0.34)
10/31/04        11.14       0.33         0.10         0.43       (0.33)      (0.10)          (0.43)
10/31/03        11.08       0.35         0.12         0.47       (0.35)      (0.06)          (0.41)
10/31/02        10.98       0.39         0.15         0.54       (0.39)      (0.05)          (0.44)

CLASS B SHARES
Year Ended:
10/31/06       $10.85      $0.28       $ 0.14       $ 0.42      $(0.28)     $(0.02)         $(0.30)
10/31/05        11.14       0.26        (0.29)       (0.03)      (0.26)      (0.00)(4)       (0.26)
10/31/04        11.14       0.25         0.10         0.35       (0.25)      (0.10)          (0.35)
10/31/03        11.08       0.27         0.12         0.39       (0.27)      (0.06)          (0.33)
10/31/02        10.98       0.31         0.15         0.46       (0.31)      (0.05)          (0.36)

CLASS C SHARES
Year Ended:
10/31/06       $10.85      $0.28       $ 0.13       $ 0.41      $(0.28)     $(0.02)         $(0.30)
10/31/05        11.14       0.26        (0.29)       (0.03)      (0.26)      (0.00)(4)       (0.26)
10/31/04        11.14       0.25         0.10         0.35       (0.25)      (0.10)          (0.35)
10/31/03        11.08       0.27         0.12         0.39       (0.27)      (0.06)          (0.33)
10/31/02(3)     10.90       0.21         0.18         0.39       (0.21)         --           (0.21)

                                                           RATIOS TO AVERAGE
                                                       NET ASSETS/SUPPLEMENTAL DATA
                                ------------------------------------------------------------
                                                RATIO OF    RATIO OF
                                                EXPENSES    EXPENSES
                                               TO AVERAGE  TO AVERAGE   RATIO OF
               NET                             NET ASSETS  NET ASSETS      NET
              ASSET                              BEFORE       AFTER    INVESTMENT
              VALUE               NET ASSETS   REIMBURSE-  REIMBURSE-   INCOME TO  PORTFOLIO
             END OF    TOTAL    END OF PERIOD    MENTS/      MENTS/      AVERAGE    TURNOVER
             PERIOD  RETURN(1)    (IN 000S)      WAIVERS   WAIVERS(2)  NET ASSETS     RATE
             ------  ---------  -------------  ----------  ----------  ----------  ---------
CLASS A SHARE
Year Ended:
10/31/06     $10.97     4.68%      $57,665       0.86%       0.86%       3.35%        22%
10/31/05      10.85     0.52        65,667       0.87        0.87        3.11         27
10/31/04      11.14     4.02        65,772       0.86        0.85        3.02         37
10/31/03      11.14     4.29        75,231       0.86        0.77        3.15         65
10/31/02      11.08     5.12        57,102       0.89        0.70        3.59         28

CLASS B SHARES
Year Ended:
10/31/06     $10.97     3.89%      $45,440       1.62%       1.62%       2.59%        22%
10/31/05      10.85    (0.24)       59,562       1.63        1.63        2.35         27
10/31/04      11.14     3.24        71,502       1.62        1.61        2.26         37
10/31/03      11.14     3.51        93,448       1.62        1.53        2.39         65
10/31/02      11.08     4.32        89,240       1.65        1.46        2.83         28

CLASS C SHARES
Year Ended:
10/31/06     $10.96     3.89%      $ 6,129       1.62%       1.62%       2.59%        22%
10/31/05      10.85    (0.24)        7,476       1.63        1.63        2.35         27
10/31/04      11.14     3.24         8,763       1.62        1.61        2.26         37
10/31/03      11.14     3.50        10,317       1.62        1.53        2.39         65
10/31/02(3)   11.08     3.58         7,953       1.64(5)     1.45(5)     2.84(5)      28

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges.

     The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  The Fund commenced selling Class C shares on March 1, 2002.

(4)  Amount represents less than $0.01 per share.

(5)  Annualized.






Financial Highlights

FLEXIBLE INCOME PORTFOLIO
For a Portfolio share outstanding throughout each period.

                                       INCOME/(LOSS) FROM
                                      INVESTMENT OPERATIONS                       LESS DISTRIBUTIONS
                             --------------------------------------   ------------------------------------------
                                          NET REALIZED
                    NET                        AND
                   ASSET                   UNREALIZED                  DIVIDENDS   DISTRIBUTIONS
                   VALUE         NET       GAIN/(LOSS)   TOTAL FROM    FROM NET       FROM NET
                 BEGINNING   INVESTMENT        ON        INVESTMENT   INVESTMENT      REALIZED         TOTAL
                 OF PERIOD     INCOME      INVESTMENTS   OPERATIONS    INCOME(1)   CAPITAL GAINS   DISTRIBUTIONS
                 ---------   ----------   ------------   ----------   ----------   -------------   -------------
CLASS A SHARES
   Year Ended:
   10/31/06        $11.19     $0.41          $ 0.39        $ 0.80       $(0.42)       $(0.03)         $(0.45)
   10/31/05         11.26      0.35           (0.03)         0.32        (0.35)        (0.04)          (0.39)
   10/31/04         10.92      0.34(6)         0.35          0.69        (0.35)           --           (0.35)
   10/31/03         10.17      0.38(6)         0.77          1.15        (0.38)        (0.02)          (0.40)
   10/31/02         10.71      0.45(6)        (0.48)        (0.03)       (0.43)        (0.08)          (0.51)

CLASS B SHARES
   Year Ended:
   10/31/06        $11.17     $0.33          $ 0.39        $ 0.72       $(0.33)       $(0.03)         $(0.36)
   10/31/05         11.24      0.26           (0.03)         0.23        (0.26)        (0.04)          (0.30)
   10/31/04         10.90      0.26(6)         0.34          0.60        (0.26)           --           (0.26)
   10/31/03         10.15      0.30(6)         0.77          1.07        (0.30)        (0.02)          (0.32)
   10/31/02         10.71      0.38(6)        (0.50)        (0.12)       (0.36)        (0.08)          (0.44)

CLASS C SHARES
   Year Ended:
   10/31/06        $11.12     $0.32          $ 0.39        $ 0.71       $(0.33)       $(0.03)         $(0.36)
   10/31/05         11.19      0.26           (0.03)         0.23        (0.26)        (0.04)          (0.30)
   10/31/04         10.86      0.26(6)         0.34          0.60        (0.27)           --           (0.27)
   10/31/03         10.13      0.30(6)         0.76          1.06        (0.31)        (0.02)          (0.33)
   10/31/02(5)      10.54      0.24(6)        (0.43)        (0.19)       (0.22)           --           (0.22)

                                                                 RATIOS TO AVERAGE
                                                           NET ASSETS/SUPPLEMENTAL DATA
                                      ----------------------------------------------------------------------
                                                      RATIO OF          RATIO OF
                                                      EXPENSES          EXPENSES       RATIO OF
                   NET                   NET         TO AVERAGE        TO AVERAGE         NET
                  ASSET                 ASSETS       NET ASSETS        NET ASSETS     INVESTMENT
                  VALUE                 END OF         BEFORE            AFTER         INCOME TO   PORTFOLIO
                 END OF     TOTAL       PERIOD    REIMBURSEMENTS/   REIMBURSEMENTS/     AVERAGE     TURNOVER
                 PERIOD   RETURN(2)   (IN 000S)      WAIVERS(3)      WAIVERS(3)(4)    NET ASSETS      RATE
                 ------   ---------   ---------   ---------------   ---------------   ----------   ---------
CLASS A SHARES
   Year Ended:
   10/31/06      $11.54      7.28%     $401,786        0.67%            0.67%           3.60%          8%
   10/31/05       11.19      2.79       443,361        1.00             1.00            3.10           3
   10/31/04       11.26      6.38       357,735        1.02             1.02            3.07           3
   10/31/03       10.92     11.49       224,192        1.04             1.04            3.64           3
   10/31/02       10.17     (0.37)      144,710        1.06             1.06            4.41           9

CLASS B SHARES
   Year Ended:
   10/31/06      $11.53      6.54%     $317,142        1.44%            1.44%           2.83%          8%
   10/31/05       11.17      1.99       384,036        1.77             1.77            2.33           3
   10/31/04       11.24      5.56       418,994        1.79             1.79            2.30           3
   10/31/03       10.90     10.60       371,639        1.79             1.79            2.89           3
   10/31/02       10.15     (1.08)      244,999        1.81             1.81            3.66           9

CLASS C SHARES
   Year Ended:
   10/31/06      $11.47      6.52%     $148,386        1.43%            1.43%           2.84%          8%
   10/31/05       11.12      2.06       162,140        1.76             1.76            2.34           3
   10/31/04       11.19      5.57       127,771        1.78             1.78            2.31           3
   10/31/03       10.86     10.63        68,746        1.79             1.79            2.89           3
   10/31/02(5)    10.13     (1.78)       20,677        1.81(7)          1.81(7)         3.66(7)        9

(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)  The Portfolio commenced selling Class C shares on March 1, 2002.

(6)  Per share numbers have been calculated using the average shares method.

(7)  Annualized.

Financial Highlights

CONSERVATIVE BALANCED PORTFOLIO
For a Portfolio share outstanding throughout each period.

                                       INCOME/(LOSS) FROM
                                      INVESTMENT OPERATIONS                       LESS DISTRIBUTIONS
                             --------------------------------------   ------------------------------------------
                                          NET REALIZED
                    NET                        AND
                   ASSET                   UNREALIZED                  DIVIDENDS   DISTRIBUTIONS
                   VALUE         NET       GAIN/(LOSS)   TOTAL FROM    FROM NET       FROM NET
                 BEGINNING   INVESTMENT        ON        INVESTMENT   INVESTMENT      REALIZED         TOTAL
                 OF PERIOD     INCOME      INVESTMENTS   OPERATIONS    INCOME(1)   CAPITAL GAINS   DISTRIBUTIONS
                 ---------   ----------   ------------   ----------   ----------   -------------   -------------
CLASS A SHARES
   Year Ended:
   10/31/06        $10.49     $0.31          $ 0.65        $ 0.96       $(0.31)       $(0.02)         $(0.33)
   10/31/05         10.27      0.26(6)         0.23          0.49        (0.26)        (0.01)          (0.27)
   10/31/04          9.81      0.24            0.47          0.71        (0.25)           --           (0.25)
   10/31/03          8.83      0.28(6)         0.97          1.25        (0.27)           --           (0.27)
   10/31/02          9.43      0.33           (0.61)        (0.28)       (0.32)           --           (0.32)

CLASS B SHARES
   Year Ended:
   10/31/06        $10.47     $0.23          $ 0.65        $ 0.88       $(0.23)       $(0.02)         $(0.25)
   10/31/05         10.25      0.18(6)         0.23          0.41        (0.18)        (0.01)          (0.19)
   10/31/04          9.79      0.17            0.46          0.63        (0.17)           --           (0.17)
   10/31/03          8.82      0.21(6)         0.96          1.17        (0.20)           --           (0.20)
   10/31/02          9.43      0.27           (0.62)        (0.35)       (0.26)           --           (0.26)

CLASS C SHARES
   Year Ended:
   10/31/06        $10.43     $0.23          $ 0.65        $ 0.88       $(0.23)       $(0.02)         $(0.25)
   10/31/05         10.22      0.18(6)         0.22          0.40        (0.18)        (0.01)          (0.19)
   10/31/04          9.76      0.16            0.48          0.64        (0.18)           --           (0.18)
   10/31/03          8.80      0.21(6)         0.97          1.18        (0.22)           --           (0.22)
   10/31/02(5)       9.39      0.16           (0.60)        (0.44)       (0.15)           --           (0.15)

                                                                 RATIOS TO AVERAGE
                                                           NET ASSETS/SUPPLEMENTAL DATA
                                      ----------------------------------------------------------------------
                                                      RATIO OF          RATIO OF
                                                      EXPENSES          EXPENSES       RATIO OF
                   NET                   NET         TO AVERAGE        TO AVERAGE         NET
                  ASSET                 ASSETS       NET ASSETS        NET ASSETS     INVESTMENT
                  VALUE                 END OF         BEFORE            AFTER         INCOME TO   PORTFOLIO
                 END OF     TOTAL       PERIOD    REIMBURSEMENTS/   REIMBURSEMENTS/     AVERAGE     TURNOVER
                 PERIOD   RETURN(2)   (IN 000S)      WAIVERS(3)      WAIVERS(3)(4)    NET ASSETS      RATE
                 ------   ---------   ---------   ---------------   ---------------   ----------   ---------
CLASS A SHARES
   Year Ended:
   10/31/06      $11.12      9.31%     $309,946       0.68%             0.68%           2.89%         13%
   10/31/05       10.49      4.82       291,796       1.00              1.00            2.47           2
   10/31/04       10.27      7.29       207,816       1.04              1.04            2.42           2
   10/31/03        9.81     14.38        94,005       1.09              1.05            2.99           4
   10/31/02        8.83     (3.06)       31,070       1.17              1.05            3.67           9

CLASS B SHARES
   Year Ended:
   10/31/06      $11.10      8.50%     $166,857       1.45%             1.45%           2.12%         13%
   10/31/05       10.47      4.02       169,869       1.78              1.78            1.69           2
   10/31/04       10.25      6.47       161,623       1.81              1.81            1.65           2
   10/31/03        9.79     13.46       116,742       1.86              1.82            2.22           4
   10/31/02        8.82     (3.77)       58,054       1.92              1.80            2.92           9

CLASS C SHARES
   Year Ended:
   10/31/06      $11.06      8.57%     $170,789       1.43%             1.43%           2.14%         13%
   10/31/05       10.43      4.00       152,208       1.76              1.76            1.71           2
   10/31/04       10.22      6.55        97,315       1.79              1.79            1.67           2
   10/31/03        9.76     13.53        51,284       1.84              1.80            2.24           4
   10/31/02(5)     8.80     (4.70)       10,505       1.90(7)           1.78(7)         2.94(7)        9

(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)  The Portfolio commenced selling Class C shares on March 1, 2002.

(6)  Per share numbers have been calculated using the average shares method.

(7)  Annualized.

Financial Highlights

BALANCED PORTFOLIO

For a Portfolio share outstanding throughout each period.

                                               INCOME/(LOSS) FROM
                                              INVESTMENT OPERATIONS                             LESS DISTRIBUTIONS
                                 ----------------------------------------------   ----------------------------------------------

                                                  NET REALIZED AND                                 DISTRIBUTIONS
               NET ASSET VALUE                       UNREALIZED      TOTAL FROM   DIVIDENDS FROM      FROM NET
                BEGINNING OF     NET INVESTMENT    GAIN/(LOSS) ON    INVESTMENT   NET INVESTMENT      REALIZED         TOTAL
                   PERIOD            INCOME         INVESTMENTS      OPERATIONS     INCOME(1)      CAPITAL GAINS   DISTRIBUTIONS
               ---------------   --------------   ----------------   ----------   --------------   -------------   -------------
CLASS A SHARES
   Year Ended:
   10/31/06         $13.32            $0.28            $ 1.20          $ 1.48         $(0.29)          $   --         $(0.29)
   10/31/05          12.64             0.23              0.68            0.91          (0.23)              --          (0.23)
   10/31/04          11.85             0.20              0.79            0.99          (0.20)              --          (0.20)
   10/31/03          10.24             0.22              1.62            1.84          (0.23)              --          (0.23)
   10/31/02          11.63             0.28             (1.08)          (0.80)         (0.33)           (0.26)         (0.59)
CLASS B SHARES
   Year Ended:
   10/31/06         $13.28            $0.17            $ 1.21          $ 1.38         $(0.19)          $   --         $(0.19)
   10/31/05          12.61             0.12              0.67            0.79          (0.12)              --          (0.12)
   10/31/04          11.82             0.10              0.79            0.89          (0.10)              --          (0.10)
   10/31/03          10.22             0.14              1.61            1.75          (0.15)              --          (0.15)
   10/31/02          11.62             0.20             (1.09)          (0.89)         (0.25)           (0.26)         (0.51)
CLASS C SHARES
   Year Ended:
   10/31/06         $13.22            $0.17            $ 1.20          $ 1.37         $(0.19)          $   --         $(0.19)
   10/31/05          12.55             0.13              0.67            0.80          (0.13)              --          (0.13)
   10/31/04          11.78             0.10              0.78            0.88          (0.11)              --          (0.11)
   10/31/03          10.20             0.14              1.60            1.74          (0.16)              --          (0.16)
   10/31/02(5)       11.35             0.13             (1.15)          (1.02)         (0.13)              --          (0.13)

                                                                         RATIOS TO AVERAGE
                                                                    NET ASSETS/SUPPLEMENTAL DATA
                                       -------------------------------------------------------------------------------------
                                                       RATIO OF EXPENSES   RATIO OF EXPENSES
                                                        TO AVERAGE NET      TO AVERAGE NET        RATIO OF NET
               NET ASSET                 NET ASSETS      ASSETS BEFORE       ASSETS AFTER      INVESTMENT INCOME   PORTFOLIO
               VALUE END     TOTAL     END OF PERIOD    REIMBURSEMENTS/     REIMBURSEMENTS/      TO AVERAGE NET     TURNOVER
               OF PERIOD   RETURN(2)     (IN 000S)        WAIVERS (3)        WAIVERS (3)(4)          ASSETS           RATE
               ---------   ---------   -------------   -----------------   -----------------   -----------------   ---------
CLASS A SHARES
   Year Ended:
   10/31/06      $14.51      11.26%      $2,389,102          0.66%               0.66%               2.01%            10%
   10/31/05       13.32       7.20        2,125,167          0.94                0.94                1.69              0
   10/31/04       12.64       8.51        1,524,988          0.98                0.98                1.56              2
   10/31/03       11.85      18.07          792,423          1.02                1.02                2.03              5
   10/31/02       10.24      (7.32)         423,478          1.04                1.04                2.55             19
CLASS B SHARES
   Year Ended:
   10/31/06      $14.47      10.44%      $1,414,695          1.43%               1.43%               1.24%            10%
   10/31/05       13.28       6.32        1,419,870          1.72                1.72                0.91              0
   10/31/04       12.61       7.59        1,354,528          1.75                1.75                0.79              2
   10/31/03       11.82      17.25        1,074,925          1.78                1.78                1.27              5
   10/31/02       10.22      (8.03)         743,953          1.80                1.80                1.79             19
CLASS C SHARES
   Year Ended:
   10/31/06      $14.40      10.47%      $  883,759          1.41%               1.41%               1.26%            10%
   10/31/05       13.22       6.41          734,801          1.70                1.70                0.93              0
   10/31/04       12.55       7.64          482,799          1.74                1.74                0.80              2
   10/31/03       11.78      17.15          234,076          1.76                1.76                1.29              5
   10/31/02(5)    10.20      (9.00)          54,745          1.80(6)             1.80(6)             1.79(6)          19

(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)  The Portfolio commenced selling Class C shares on March 1, 2002.

(6)  Annualized.

Financial Highlights

CONSERVATIVE GROWTH PORTFOLIO
For a Portfolio share outstanding throughout each period.

                                               INCOME/(LOSS) FROM
                                              INVESTMENT OPERATIONS                             LESS DISTRIBUTIONS
                                 ----------------------------------------------   ----------------------------------------------
                                                  NET REALIZED AND                                 DISTRIBUTIONS
               NET ASSET VALUE                       UNREALIZED      TOTAL FROM   DIVIDENDS FROM      FROM NET
                BEGINNING OF     NET INVESTMENT    GAIN/(LOSS) ON    INVESTMENT   NET INVESTMENT      REALIZED         TOTAL
                   PERIOD         INCOME/(LOSS)     INVESTMENTS      OPERATIONS     INCOME(1)      CAPITAL GAINS   DISTRIBUTIONS
               ---------------   --------------   ----------------   ----------   --------------   -------------   -------------
CLASS A SHARES
   Year Ended:
   10/31/06         $14.67        $ 0.18(6)            $ 1.73          $ 1.91         $(0.14)         $   --          $(0.14)
   10/31/05          13.56          0.13(6)              1.11            1.24          (0.13)             --           (0.13)
   10/31/04          12.47          0.10(6)              1.06            1.16          (0.07)             --           (0.07)
   10/31/03          10.37          0.14(6)              2.14            2.28          (0.14)          (0.04)          (0.18)
   10/31/02          12.35          0.16(6)             (1.52)          (1.36)         (0.22)          (0.40)          (0.62)
CLASS B SHARES
   Year Ended:
   10/31/06         $14.25        $ 0.06(6)            $ 1.67          $ 1.73         $(0.12)         $   --          $(0.12)
   10/31/05          13.17          0.02(6)              1.09            1.11          (0.03)             --           (0.03)
   10/31/04          12.18         (0.00)(6)(8)          1.04            1.04          (0.05)             --           (0.05)
   10/31/03          10.14          0.05(6)              2.09            2.14          (0.06)          (0.04)          (0.10)
   10/31/02          12.10          0.08(6)             (1.50)          (1.42)         (0.14)          (0.40)          (0.54)
CLASS C SHARES
   Year Ended:
   10/31/06         $14.15        $ 0.06(6)            $ 1.66          $ 1.72         $(0.12)         $   --          $(0.12)
   10/31/05          13.11          0.02(6)              1.08            1.10          (0.06)             --           (0.06)
   10/31/04          12.13         (0.00)(6)(8)          1.03            1.03          (0.05)             --           (0.05)
   10/31/03          10.10          0.06(6)              2.08            2.14          (0.07)          (0.04)          (0.11)
   10/31/02(5)       11.79          0.05(6)             (1.66)          (1.61)         (0.08)             --           (0.08)

                                                                          RATIOS TO AVERAGE
                                                                    NET ASSETS/SUPPLEMENTAL DATA
                                       --------------------------------------------------------------------------------------
                                                       RATIO OF EXPENSES   RATIO OF EXPENSES
                                                        TO AVERAGE NET      TO AVERAGE NET        RATIO OF NET
               NET ASSET                 NET ASSETS      ASSETS BEFORE       ASSETS AFTER      INVESTMENT INCOME/   PORTFOLIO
               VALUE END     TOTAL     END OF PERIOD    REIMBURSEMENTS/     REIMBURSEMENTS/     (LOSS) TO AVERAGE    TURNOVER
               OF PERIOD   RETURN(2)     (IN 000S)        WAIVERS (3)        WAIVERS (3)(4)        NET ASSETS          RATE
               ---------   ---------   -------------   -----------------   -----------------   ------------------   ---------
CLASS A SHARES
   Year Ended:
   10/31/06      $16.44      13.07%      $1,822,661          0.67%               0.67%               1.16%             11%
   10/31/05       14.67       9.19        1,561,310          0.97                0.97                0.89               1
   10/31/04       13.56       9.44        1,157,038          1.01                1.01                0.74               5
   10/31/03       12.47      22.12          615,501          1.05                1.05                1.24               7
   10/31/02       10.37     (11.72)         347,297          1.06                1.06                1.41              14
CLASS B SHARES
   Year Ended:
   10/31/06      $15.86      12.19%      $1,093,660          1.44%               1.44%               0.39%             11%
   10/31/05       14.25       8.42        1,059,655          1.75                1.75                0.11               1
   10/31/04       13.17       8.53        1,001,081          1.78                1.78               (0.03)              5
   10/31/03       12.18      21.24          827,312          1.81                1.81                0.48               7
   10/31/02       10.14     (12.46)         623,852          1.82                1.82                0.65              14
CLASS C SHARES
   Year Ended:
   10/31/06      $15.75      12.21%      $  906,470          1.43%               1.43%               0.40%             11%
   10/31/05       14.15       8.40          727,829          1.73                1.73                0.13               1
   10/31/04       13.11       8.53          482,019          1.76                1.76               (0.01)              5
   10/31/03       12.13      21.41          195,556          1.79                1.79                0.50               7
   10/31/02(5)    10.10     (13.72)          48,424          1.82(7)             1.82(7)             0.65(7)           14

(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)  The Portfolio commenced selling Class C shares on March 1, 2002.

(6)  Per share numbers have been calculated using the average shares method.

(7)  Annualized.

(8)  Amount represents less than $0.01 per share.

Financial Highlights

STRATEGIC GROWTH PORTFOLIO

For a Portfolio share outstanding throughout each period.

                                               INCOME/(LOSS) FROM
                                              INVESTMENT OPERATIONS                             LESS DISTRIBUTIONS
                                 ----------------------------------------------   ----------------------------------------------

                                                  NET REALIZED AND                                 DISTRIBUTIONS
               NET ASSET VALUE                       UNREALIZED      TOTAL FROM   DIVIDENDS FROM      FROM NET
                BEGINNING OF     NET INVESTMENT    GAIN/(LOSS) ON    INVESTMENT   NET INVESTMENT      REALIZED         TOTAL
                   PERIOD         INCOME/(LOSS)     INVESTMENTS      OPERATIONS     INCOME(1)      CAPITAL GAINS   DISTRIBUTIONS
               ---------------   --------------   ----------------   ----------   --------------   -------------   -------------
CLASS A SHARES
   Year Ended:
   10/31/06         $15.99        $ 0.13(6)            $ 2.10          $ 2.23         $(0.09)         $   --          $(0.09)
   10/31/05          14.49          0.06(6)              1.48            1.54          (0.04)             --           (0.04)
   10/31/04          13.16          0.01(6)              1.32            1.33             --              --              --
   10/31/03          10.59          0.03(6)              2.63            2.66             --           (0.09)          (0.09)
   10/31/02          13.10          0.03(6)             (1.92)          (1.89)         (0.14)          (0.48)          (0.62)
CLASS B SHARES
   Year Ended:
   10/31/06         $15.25        $(0.01)(6)           $ 2.01          $ 2.00         $(0.07)         $   --          $(0.07)
   10/31/05          13.90         (0.06)(6)             1.41            1.35             --              --              --
   10/31/04          12.73         (0.09)(6)             1.26            1.17             --              --              --
   10/31/03          10.32         (0.05)(6)             2.55            2.50             --           (0.09)          (0.09)
   10/31/02          12.78         (0.06)(6)            (1.88)          (1.94)         (0.04)          (0.48)          (0.52)
CLASS C SHARES
   Year Ended:
   10/31/06         $15.29        $(0.00)(6)(8)        $ 2.00          $ 2.00         $(0.07)         $   --          $(0.07)
   10/31/05          13.93         (0.06)(6)             1.42            1.36             --              --              --
   10/31/04          12.74         (0.09)(6)             1.28            1.19             --              --              --
   10/31/03          10.32         (0.05)(6)             2.56            2.51             --           (0.09)          (0.09)
   10/31/02(5)       12.50         (0.04)(6)            (2.14)          (2.18)            --              --              --

                                                                          RATIOS TO AVERAGE
                                                                    NET ASSETS/SUPPLEMENTAL DATA
                                       --------------------------------------------------------------------------------------
                                                       RATIO OF EXPENSES   RATIO OF EXPENSES
                                                        TO AVERAGE NET      TO AVERAGE NET        RATIO OF NET
               NET ASSET                 NET ASSETS      ASSETS BEFORE       ASSETS AFTER      INVESTMENT INCOME/   PORTFOLIO
               VALUE END     TOTAL     END OF PERIOD    REIMBURSEMENTS/     REIMBURSEMENTS/     (LOSS) TO AVERAGE    TURNOVER
               OF PERIOD   RETURN(2)     (IN 000S)        WAIVERS (3)        WAIVERS (3)(4)        NET ASSETS          RATE
               ---------   ---------   -------------   -----------------   -----------------   ------------------   ---------
CLASS A SHARES
   Year Ended:
   10/31/06      $18.13      13.99%      $1,074,546          0.71%               0.71%               0.74%             12%
   10/31/05       15.99      10.61          885,165          1.02                1.02                0.38               1
   10/31/04       14.49      10.11          609,250          1.07                1.07                0.07               3
   10/31/03       13.16      25.24          298,852          1.13                1.13                0.30               7
   10/31/02       10.59     (15.45)         166,354          1.13                1.13                0.23              10
CLASS B SHARES
   Year Ended:
   10/31/06      $17.18      13.16%      $  718,841          1.48%               1.48%              (0.03)%            12%
   10/31/05       15.25       9.71          672,826          1.79                1.79               (0.39)              1
   10/31/04       13.90       9.19          612,914          1.83                1.83               (0.69)              3
   10/31/03       12.73      24.35          484,656          1.88                1.88               (0.45)              7
   10/31/02       10.32     (16.04)         350,982          1.87                1.87               (0.51)             10
CLASS C SHARES
   Year Ended:
   10/31/06      $17.22      13.12%      $  545,153          1.47%               1.47%              (0.02)%            12%
   10/31/05       15.29       9.76          417,865          1.77                1.77               (0.37)              1
   10/31/04       13.93       9.34          277,136          1.81                1.81               (0.67)              3
   10/31/03       12.74      24.44          107,826          1.84                1.84               (0.41)              7
   10/31/02(5)    10.32     (17.44)          26,645          1.85(7)             1.85(7)            (0.49)(7)          10

(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor and/or distributor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)  The Portfolio commenced selling Class C shares on March 1, 2002.

(6)  Per share numbers have been calculated using the average shares method.

(7)  Annualized.

(8)  Amount represents less than $0.01 per share.




                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
311


                                                                  2006     2005(a)
                                                                   ----      ----
BOND & MORTGAGE SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 10.63     $ 10.90
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.47        0.15
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.04      (0.27)
                          Total From Investment Operations         0.51      (0.12)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.47)      (0.15)
                         Total Dividends and Distributions       (0.47)      (0.15)
Net Asset Value, End of Period                                  $ 10.67     $ 10.63
Total Return(c)...........................................        4.93% (1.09%)( d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $168,767    $172,274
     Ratio of Expenses to Average Net Assets(e)...........        0.94% 0.94%(   f)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e),(g).........        0.94%    0.94%(f)
     Ratio of Net Investment Income to Average Net Assets.        4.42%    3.95%(f)
     Portfolio Turnover Rate..............................       274.5% 202.1%,( h)


                                                                   2006     2005(a)
                                                                   ----     ----
BOND & MORTGAGE SECURITIES FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 10.64     $ 10.90
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.40        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.03      (0.26)
                          Total From Investment Operations         0.43      (0.14)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.40)      (0.12)
                         Total Dividends and Distributions       (0.40)      (0.12)
Net Asset Value, End of Period                                  $ 10.67     $ 10.64
Total Return(c)...........................................        4.15%  (1.27%)(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $25,384     $28,559
     Ratio of Expenses to Average Net Assets(e)...........        1.60%    1.60%(f)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e),(g).........        1.60%    1.60%(f)
     Ratio of Net Investment Income to Average Net Assets.        3.76%    3.30%(f)
     Portfolio Turnover Rate..............................       274.5%  202.1%,(h)

(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e)  Reflects Manager's contractual expense limit.

(f)  Computed on an annualized basis.

(g) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(h) Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.





                                                                   2006     2005(a)
                                                                   ----        ----
DISCIPLINED LARGECAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 14.35     $ 14.08
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.11        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.86        0.25
                          Total From Investment Operations         1.97        0.27
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)          -
     Distributions from Realized Gains....................       (0.20)          -
                         Total Dividends and Distributions       (0.25)          -
Net Asset Value, End of Period                                  $ 16.07     $ 14.35
Total Return(c)...........................................       13.86% 1.92%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $95,018     $88,400
     Ratio of Expenses to Average Net Assets..............        1.20% 1.11%(   e)
     Ratio of Net Investment Income to Average Net Assets.        0.70%    0.40%(e)
     Portfolio Turnover Rate..............................        92.4% 86.7%,(  f)


                                                                   2006     2005(a)
                                                                   ----     ----
DISCIPLINED LARGECAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 14.32     $ 14.08
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.03)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.85        0.25
                          Total From Investment Operations         1.82        0.24
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.20)          -
                         Total Dividends and Distributions       (0.20)          -
Net Asset Value, End of Period                                  $ 15.94     $ 14.32
Total Return(c)...........................................       12.82%    1.70%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $13,117     $14,390
     Ratio of Expenses to Average Net Assets..............        2.14%    1.78%(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.22)%  (0.27)%(e)
     Portfolio Turnover Rate..............................        92.4%   86.7%,(f)

(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.


(d)  Total  return  amounts  have  not  been  annualized.

(e)  Computed on an annualized basis.

(f) Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.





                                                                   2006     2005(a)
                                                                   ----      ----
DIVERSIFIED INTERNATIONAL FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 11.43     $ 10.35
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.11        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.28        1.07
                          Total From Investment Operations         3.39        1.08
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)          -
     Distributions from Realized Gains....................       (0.46)          -
                         Total Dividends and Distributions       (0.49)          -
Net Asset Value, End of Period                                  $ 14.33     $ 11.43
Total Return(c)...........................................       30.57% 10.43%(  d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $366,675    $291,878
     Ratio of Expenses to Average Net Assets..............        1.41% 1.38%(   e)
     Ratio of Net Investment Income to Average Net Assets.        0.84%    0.13%(e)
     Portfolio Turnover Rate..............................       107.5% 202.7%,( f)


                                                                   2006     2005(a)
                                                                   ----     ----
DIVERSIFIED INTERNATIONAL FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 11.41     $ 10.35
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.29        1.08
                          Total From Investment Operations         3.31        1.06
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.46)          -
                         Total Dividends and Distributions       (0.46)          -
Net Asset Value, End of Period                                  $ 14.26     $ 11.41
Total Return(c)...........................................       29.88%   10.24%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $48,040     $43,285
     Ratio of Expenses to Average Net Assets..............        2.10%    1.99%(e)
     Ratio of Net Investment Income to Average Net Assets.        0.14%  (0.48)%(e)
     Portfolio Turnover Rate..............................       107.5%  202.7%,(f)

(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.


(d)  Total  return  amounts  have  not  been  annualized.

(e)  Computed on an  annualized  basis.

(f)  Portfolio turnover rate excludes  approximately  $279,644,000 of securities from the  acquisition of Principal  International  Fund, Inc. and Principal
     International   SmallCap  Fund,   Inc.  and   $19,133,000   from  portfolio
     realignment.






                                                                   2006     2005(a)
                                                                   ----       ----
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 10.11     $ 10.38
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.41        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.02      (0.25)
                          Total From Investment Operations         0.43      (0.13)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.41)      (0.14)
                         Total Dividends and Distributions       (0.41)      (0.14)
Net Asset Value, End of Period                                  $ 10.13     $ 10.11
Total Return(c)...........................................        4.38% (1.28%)( d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $211,705    $244,381
     Ratio of Expenses to Average Net Assets..............        0.96% 0.81%(   e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............        0.85%    0.77%(e)
     Ratio of Net Investment Income to Average Net Assets.        4.03%    3.35%(e)
     Portfolio Turnover Rate..............................       271.5% 542.3%,( g)


                                                                   2006     2005(a)
                                                                   ----     ----
GOVERNMENT & HIGH QUALITY BOND FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 10.11     $ 10.38
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.32        0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.02      (0.26)
                          Total From Investment Operations         0.34      (0.17)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.32)      (0.10)
                         Total Dividends and Distributions       (0.32)      (0.10)
Net Asset Value, End of Period                                  $ 10.13     $ 10.11
Total Return(c)...........................................        3.48%  (1.62%)(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $38,018     $47,116
     Ratio of Expenses to Average Net Assets..............        1.79%    1.74%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............        1.68%    1.69%(e)
     Ratio of Net Investment Income to Average Net Assets.        3.19%    2.42%(e)
     Portfolio Turnover Rate..............................       271.5%  542.3%,(g)

(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.


(d)  Total  return  amounts  have  not  been  annualized.

(e)  Computed on an  annualized  basis.

(f) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(g) Portfolio turnover rate excludes approximately $343,164,000 of securities from the acquisition of Principal Government Securities Income Fund, Inc.






                                                                   2006      2005(a)
                                                                   ----       ----
INFLATION PROTECTION FUND
Class A shares
Net Asset Value, Beginning of Period......................       $ 9.85     $ 10.13
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.54        0.21
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.21)      (0.32)
                          Total From Investment Operations         0.33      (0.11)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.50)      (0.17)
     Distributions from Realized Gains....................       (0.01)          -
                         Total Dividends and Distributions       (0.51)      (0.17)
Net Asset Value, End of Period                                   $ 9.67      $ 9.85
Total Return(c)...........................................        3.38% (1.09%)( d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,851      $1,508
     Ratio of Expenses to Average Net Assets(e)...........        0.95% 1.10%(   f)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e),(g).........        0.95%    1.10%(f)
     Ratio of Net Investment Income to Average Net Assets.        5.57%    6.26%(f)
     Portfolio Turnover Rate..............................        51.4%       45.5%

(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return  amounts  have not been  annualized.

(e)  Reflects Manager's contractual expense limit.

(f)  Computed on an annualized basis.

(g) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.






                                                                   2006      2005(a)
                                                                   ----        ----
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 19.43     $ 17.32
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.14        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.04        2.05
                          Total From Investment Operations         7.18        2.11
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)          -
     Distributions from Realized Gains....................       (1.93)          -
                         Total Dividends and Distributions       (1.98)          -
Net Asset Value, End of Period                                  $ 24.63     $ 19.43
Total Return(c)...........................................       39.48% 12.18%(  d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $83,566     $55,053
     Ratio of Expenses to Average Net Assets..............        1.98% 1.98%(   e)
     Ratio of Net Investment Income to Average Net Assets.        0.63%    0.91%(e)
     Portfolio Turnover Rate..............................       134.0% 181.2%,( f)


                                                                   2006     2005(a)
                                                                   ----     ----
INTERNATIONAL EMERGING MARKETS FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 19.34     $ 17.32
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.04)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.00        2.05
                          Total From Investment Operations         6.96        2.02
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.93)          -
                         Total Dividends and Distributions       (1.93)          -
Net Asset Value, End of Period                                  $ 24.37     $ 19.34
Total Return(c)...........................................       38.41%   11.66%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $14,597      $9,520
     Ratio of Expenses to Average Net Assets..............        2.81%    3.38%(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.16)%  (0.48)%(e)
     Portfolio Turnover Rate..............................       134.0%  181.2%,(f)

(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.


(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.





                                                                   2006      2005(a)
                                                                   ----         ----
LARGECAP GROWTH FUND
Class A shares
Net Asset Value, Beginning of Period......................       $ 7.09      $ 6.79
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.69        0.31
                          Total From Investment Operations         0.69        0.30
Net Asset Value, End of Period                                   $ 7.78      $ 7.09
Total Return(c)...........................................        9.73% 4.42%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $280,969    $270,930
     Ratio of Expenses to Average Net Assets..............        1.13% 1.01%(   e)
     Ratio of Net Investment Income to Average Net Assets.        0.06%  (0.24)%(e)
     Portfolio Turnover Rate..............................        93.5% 169.0%,( f)


                                                                   2006     2005(a)
                                                                   ----     ----
LARGECAP GROWTH FUND
Class B shares
Net Asset Value, Beginning of Period......................       $ 7.07      $ 6.79
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.06)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.68        0.30
                          Total From Investment Operations         0.62        0.28
Net Asset Value, End of Period                                   $ 7.69      $ 7.07
Total Return(c)...........................................        8.77%    4.12%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $28,890     $35,551
     Ratio of Expenses to Average Net Assets..............        2.03%    1.73%(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.85)%  (0.96)%(e)
     Portfolio Turnover Rate..............................        93.5%  169.0%,(f)


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.


(d)  Total  return  amounts  have  not  been  annualized.

(e)  Computed on an annualized basis.

(f) Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.





                                                                   2006       2005(a)
                                                                   ----         ----
LARGECAP S&P 500 INDEX FUND
Class A shares
Net Asset Value, Beginning of Period......................       $ 8.66      $ 8.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.12        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.22        0.04
                          Total From Investment Operations         1.34        0.07
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)          -
     Distributions from Realized Gains....................       (0.04)          -
                         Total Dividends and Distributions       (0.14)          -
Net Asset Value, End of Period                                   $ 9.86      $ 8.66
Total Return(c)...........................................       15.54% 0.81%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $78,995     $72,994
     Ratio of Expenses to Average Net Assets..............        0.67% 0.64%(   e)
     Ratio of Net Investment Income to Average Net Assets.        1.31%    1.03%(e)
     Portfolio Turnover Rate..............................         3.7% 11.5%,(  f)

(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.


(d)  Total  return  amounts  have  not  been  annualized.

(e)  Computed on an annualized basis.

(f) Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.






                                                                   2006       2005(a)
                                                                   ----        ----
LARGECAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 11.34     $ 11.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.18        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.98      (0.02)
                          Total From Investment Operations         2.16        0.03
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)          -
     Distributions from Realized Gains....................       (0.29)          -
                         Total Dividends and Distributions       (0.39)          -
Net Asset Value, End of Period                                  $ 13.11     $ 11.34
Total Return(c)...........................................       19.53%    0.27%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $295,285    $281,278
     Ratio of Expenses to Average Net Assets..............        0.90%    0.80%( e)
     Ratio of Net Investment Income to Average Net Assets.        1.50%    1.18%(e)
     Portfolio Turnover Rate..............................        92.8% 181.1%,( f)


                                                                   2006     2005(a)
                                                                   ----     ----
LARGECAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 11.33     $ 11.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.06        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.96      (0.01)
                          Total From Investment Operations         2.02        0.02
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)          -
     Distributions from Realized Gains....................       (0.29)          -
                         Total Dividends and Distributions       (0.35)          -
Net Asset Value, End of Period                                  $ 13.00     $ 11.33
Total Return(c)...........................................       18.18%    0.18%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $23,025     $24,515
     Ratio of Expenses to Average Net Assets..............        1.88%    1.22%(e)
     Ratio of Net Investment Income to Average Net Assets.        0.52%    0.77%(e)
     Portfolio Turnover Rate..............................        92.8%  181.1%,(f)


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.


(d)  Total  return  amounts  have  not  been  annualized.

(e)  Computed on an annualized basis.

(f) Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.



                                                                   2006      2005(a)
                                                                   ----       ----
MIDCAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 13.78     $ 13.28
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.04        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.81        0.49
                          Total From Investment Operations         1.85        0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)          -
     Distributions from Realized Gains....................       (0.71)          -
                         Total Dividends and Distributions       (0.74)          -
Net Asset Value, End of Period                                  $ 14.89     $ 13.78
Total Return(c)...........................................       13.87% 3.77%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $549,528    $517,870
     Ratio of Expenses to Average Net Assets(e)...........        1.02% 1.02%(   f)
     Ratio of Net Investment Income to Average Net Assets.        0.28%    0.21%(f)
     Portfolio Turnover Rate..............................        43.4% 133.8%,( g)


                                                                   2006     2005(a)
                                                                   ----     ----
MIDCAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 13.76     $ 13.28
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.81        0.48
                          Total From Investment Operations         1.81        0.48
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.71)          -
                         Total Dividends and Distributions       (0.71)          -
Net Asset Value, End of Period                                  $ 14.86     $ 13.76
Total Return(c)...........................................       13.60%    3.61%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $68,090     $71,900
     Ratio of Expenses to Average Net Assets(e)...........        1.32%    1.32%(f)
     Ratio of Net Investment Income to Average Net Assets.      (0.02)%  (0.09)%(f)
     Portfolio Turnover Rate..............................        43.4%  133.8%,(g)



(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e)  Reflects Manager's contractual expense limit.

(f)  Computed on an  annualized  basis.

(g) Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.




                                                                   2006      2005(a)
                                                                   ----       ----
MONEY MARKET FUND
Class A shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.04        0.01
                          Total From Investment Operations         0.04        0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.01)
                         Total Dividends and Distributions       (0.04)      (0.01)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00
Total Return(c)...........................................        4.41% 1.02%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $431,696    $344,589
     Ratio of Expenses to Average Net Assets..............        0.54% 0.60%(   e)
     Ratio of Net Investment Income to Average Net Assets.        4.35%    2.95%(e)


                                                                   2006     2005(a)
                                                                   ----     ----
MONEY MARKET FUND
Class B shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.03        0.01
                          Total From Investment Operations         0.03        0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.01)
                         Total Dividends and Distributions       (0.03)      (0.01)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00
Total Return(c)...........................................        2.90%    0.59%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,976      $3,099
     Ratio of Expenses to Average Net Assets(f)...........        1.98%    1.87%(e)
     Ratio of Net Investment Income to Average Net Assets.        2.90%    1.67%(e)


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total  return  amounts  have  not  been  annualized.

(e)  Computed on an annualized basis.

(f)  Reflects Manager's contractual expense limit.




                                                                   2006      2005(a)
                                                                   ----       ----
PARTNERS LARGECAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 10.35     $ 10.30
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.05          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.47        0.05
                          Total From Investment Operations         1.52        0.05
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)          -
     Distributions from Realized Gains....................       (0.44)          -
                         Total Dividends and Distributions       (0.46)          -
Net Asset Value, End of Period                                  $ 11.41     $ 10.35
Total Return(c)...........................................       15.08% 0.49%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $59,400     $52,211
     Ratio of Expenses to Average Net Assets..............        1.40% 1.44%(   e)
     Ratio of Net Investment Income to Average Net Assets.        0.45%  (0.01)%(e)
     Portfolio Turnover Rate..............................        52.1% 51.8%,(  f)


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS LARGECAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 10.32     $ 10.30
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.47        0.05
                          Total From Investment Operations         1.45        0.02
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.44)          -
                         Total Dividends and Distributions       (0.44)          -
Net Asset Value, End of Period                                  $ 11.33     $ 10.32
Total Return(c)...........................................       14.40%    0.19%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $25,615     $22,978
     Ratio of Expenses to Average Net Assets..............        2.00%    2.15%(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.15)%  (0.71)%(e)
     Portfolio Turnover Rate..............................        52.1%   51.8%,(f)


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total  return  amounts  have  not  been  annualized.

(e)  Computed on an  annualized  basis.

(f) Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and
     $136,000 from portfolio realignment.




                                                                   2006      2005(a)
                                                                   ----       ----
PARTNERS LARGECAP BLEND FUND I
Class A shares
Net Asset Value, Beginning of Period......................       $ 8.36      $ 8.20
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.06        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.10        0.15
                          Total From Investment Operations         1.16        0.16
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)          -
     Distributions from Realized Gains....................       (0.03)          -
                         Total Dividends and Distributions       (0.06)          -
Net Asset Value, End of Period                                   $ 9.46      $ 8.36
Total Return(c)...........................................       13.97% 1.95%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $138,832    $126,739
     Ratio of Expenses to Average Net Assets..............        1.11% 1.04%(   e)
     Ratio of Net Investment Income to Average Net Assets.        0.69%    0.41%(e)
     Portfolio Turnover Rate..............................        65.1% 148.8%,( f)


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS LARGECAP BLEND FUND I
Class B shares
Net Asset Value, Beginning of Period......................       $ 8.35      $ 8.20
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.09        0.15
                          Total From Investment Operations         1.07        0.15
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.03)          -
                         Total Dividends and Distributions       (0.03)          -
Net Asset Value, End of Period                                   $ 9.39      $ 8.35
Total Return(c)...........................................       12.87%    1.83%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $17,761     $21,617
     Ratio of Expenses to Average Net Assets..............        2.05%    1.47%(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.24)%  (0.02)%(e)
     Portfolio Turnover Rate..............................        65.1%  148.8%,(f)


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e)  Computed on an  annualized  basis.

(f) Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and
     $268,000 from portfolio realignment.





                                                                   2006      2005(a)
                                                                   ----       ----
PARTNERS LARGECAP GROWTH FUND I
Class A shares
Net Asset Value, Beginning of Period......................       $ 8.08      $ 7.93
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.52        0.17
                          Total From Investment Operations         0.50        0.15
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.31)          -
                         Total Dividends and Distributions       (0.31)          -
Net Asset Value, End of Period                                   $ 8.27      $ 8.08
Total Return(c)...........................................        6.12% 1.89%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $48,815     $48,782
     Ratio of Expenses to Average Net Assets..............        1.56% 1.47%(   e)
     Ratio of Net Investment Income to Average Net Assets.      (0.30)%  (0.86)%(e)
     Portfolio Turnover Rate..............................        58.5% 66.5%,(  f)


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS LARGECAP GROWTH FUND I
Class B shares
Net Asset Value, Beginning of Period......................       $ 8.06      $ 7.93
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.09)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.52        0.18
                          Total From Investment Operations         0.43        0.13
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.31)          -
                         Total Dividends and Distributions       (0.31)          -
Net Asset Value, End of Period                                   $ 8.18      $ 8.06
Total Return(c)...........................................        5.24%    1.64%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $13,696     $14,707
     Ratio of Expenses to Average Net Assets..............        2.39%    2.39%(e)
     Ratio of Net Investment Income to Average Net Assets.      (1.12)%  (1.79)%(e)
     Portfolio Turnover Rate..............................        58.5%   66.5%,(f)


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total  return  amounts  have  not  been  annualized.

(e)  Computed on an  annualized  basis.

(f) Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.





                                                                   2006      2005(a)
                                                                   ----       ----
PARTNERS LARGECAP GROWTH FUND II
Class A shares
Net Asset Value, Beginning of Period......................       $ 8.15      $ 8.06
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.05)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.91        0.11
                          Total From Investment Operations         0.86        0.09
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.09)          -
                         Total Dividends and Distributions       (0.09)          -
Net Asset Value, End of Period                                   $ 8.92      $ 8.15
Total Return(c)...........................................       10.61% 1.12%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $595        $141
     Ratio of Expenses to Average Net Assets(e)...........        1.70% 1.70%(   f)
     Ratio of Net Investment Income to Average Net Assets.      (0.58)%  (0.80)%(f)
     Portfolio Turnover Rate..............................       143.4%       95.2%


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e) Reflects Manager's contractual expense limit.

(f) Computed on an annualized basis.




                                                                   2006      2005(a)
                                                                   ----       ---
PARTNERS LARGECAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 13.51     $ 13.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.16        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.51      (0.10)
                          Total From Investment Operations         2.67      (0.08)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)          -
     Distributions from Realized Gains....................       (0.51)          -
                         Total Dividends and Distributions       (0.60)          -
Net Asset Value, End of Period                                  $ 15.58     $ 13.51
Total Return(c)...........................................       20.40% (0.59%)( d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $64,815     $53,806
     Ratio of Expenses to Average Net Assets..............        1.41% 1.49%(   e)
     Ratio of Net Investment Income to Average Net Assets.        1.10%    0.47%(e)
     Portfolio Turnover Rate..............................        20.7% 28.1%,(  f)


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS LARGECAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 13.47     $ 13.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.07      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.51      (0.10)
                          Total From Investment Operations         2.58      (0.12)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.51)          -
                         Total Dividends and Distributions       (0.51)          -
Net Asset Value, End of Period                                  $ 15.54     $ 13.47
Total Return(c)...........................................       19.67%  (0.88%)(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $23,374     $20,509
     Ratio of Expenses to Average Net Assets..............        2.05%    2.28%(e)
     Ratio of Net Investment Income to Average Net Assets.        0.46%  (0.33)%(e)
     Portfolio Turnover Rate..............................        20.7%   28.1%,(f)


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total  return  amounts  have  not  been  annualized.

(e)  Computed on an annualized basis.

(f) Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and
     $331,000 from portfolio realignment.





                                                                   2006      2005(a)
                                                                   ----       ----
PARTNERS MIDCAP GROWTH FUND
Class A shares
Net Asset Value, Beginning of Period......................       $ 8.77      $ 8.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.09)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.85        0.41
                          Total From Investment Operations         0.76        0.37
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)          -
                         Total Dividends and Distributions       (0.07)          -
Net Asset Value, End of Period                                   $ 9.46      $ 8.77
Total Return(c)...........................................        8.64% 4.40%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $27,926     $25,628
     Ratio of Expenses to Average Net Assets(e)...........        1.75% 1.75%(   f)
     Ratio of Net Investment Income to Average Net Assets.      (0.97)%  (1.40)%(f)
     Portfolio Turnover Rate..............................       145.8% 185.7%,( g)


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS MIDCAP GROWTH FUND
Class B shares
Net Asset Value, Beginning of Period......................       $ 8.75      $ 8.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.16)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.84        0.41
                          Total From Investment Operations         0.68        0.35
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)          -
                         Total Dividends and Distributions       (0.07)          -
Net Asset Value, End of Period                                   $ 9.36      $ 8.75
Total Return(c)...........................................        7.74%    4.17%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $10,516     $10,436
     Ratio of Expenses to Average Net Assets(e)...........        2.50%    2.50%(f)
     Ratio of Net Investment Income to Average Net Assets.      (1.71)%  (2.14)%(f)
     Portfolio Turnover Rate..............................       145.8%  185.7%,(g)


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e)  Reflects Manager's contractual expense limit.

(f)  Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and
     $23,000 from portfolio realignment.




                                                                   2006      2005(a)
                                                                   ----       ----
PARTNERS MIDCAP GROWTH FUND I
Class A shares
Net Asset Value, Beginning of Period......................      $ 11.87     $ 11.47
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.09)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.62        0.44
                          Total From Investment Operations         1.53        0.40
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.72)          -
                         Total Dividends and Distributions       (0.72)          -
Net Asset Value, End of Period                                  $ 12.68     $ 11.87
Total Return(c)...........................................       13.21% 3.49%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,722        $365
     Ratio of Expenses to Average Net Assets(e)...........        1.75% 1.75%(   f)
     Ratio of Net Investment Income to Average Net Assets.      (0.76)%  (0.90)%(f)
     Portfolio Turnover Rate..............................       133.4%       84.5%


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e)  Reflects Manager's contractual expense limit.






                                                                   2006      2005(a)
                                                                   ----       ----
PARTNERS MIDCAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 15.08     $ 14.86
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.01)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.19        0.25
                          Total From Investment Operations         2.18        0.22
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.33)          -
                         Total Dividends and Distributions       (1.33)          -
Net Asset Value, End of Period                                  $ 15.93     $ 15.08
Total Return(c)...........................................       15.13% 1.48%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $9,266      $2,196
     Ratio of Expenses to Average Net Assets(e)...........        1.75% 1.75%(   f)
     Ratio of Net Investment Income to Average Net Assets.      (0.05)%  (0.62)%(f)
     Portfolio Turnover Rate..............................       151.4%       87.9%


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS MIDCAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 15.05     $ 14.86
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.12)      (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.29        0.26
                          Total From Investment Operations         2.17        0.19
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.33)          -
                         Total Dividends and Distributions       (1.33)          -
Net Asset Value, End of Period                                  $ 15.89     $ 15.05
Total Return(c)...........................................       15.11%    1.28%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,324        $427
     Ratio of Expenses to Average Net Assets(e)...........        2.50%    2.50%(f)
     Ratio of Net Investment Income to Average Net Assets.      (0.80)%  (1.29)%(f)
     Portfolio Turnover Rate..............................       151.4%       87.9%


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e)  Reflects Manager's contractual expense limit.

(f)  Computed on an annualized basis.





                                                                   2006      2005(a)
                                                                   ----       ----
PARTNERS SMALLCAP GROWTH FUND II
Class A shares
Net Asset Value, Beginning of Period......................       $ 8.85      $ 8.72
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.15)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.20        0.18
                          Total From Investment Operations         1.05        0.13
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.48)          -
                         Total Dividends and Distributions       (0.48)          -
Net Asset Value, End of Period                                   $ 9.42      $ 8.85
Total Return(c)...........................................       12.12% 1.49%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $16,263     $13,137
     Ratio of Expenses to Average Net Assets(e)...........        1.95% 1.95%(   f)
     Ratio of Net Investment Income to Average Net Assets.      (1.57)%  (1.68)%(f)
     Portfolio Turnover Rate..............................        80.7% 53.4%,(  g)


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS SMALLCAP GROWTH FUND II
Class B shares
Net Asset Value, Beginning of Period......................       $ 8.83      $ 8.72
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.21)      (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.19        0.19
                          Total From Investment Operations         0.98        0.11
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.48)          -
                         Total Dividends and Distributions       (0.48)          -
Net Asset Value, End of Period                                   $ 9.33      $ 8.83
Total Return(c)...........................................       11.31%    1.26%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $7,413      $6,720
     Ratio of Expenses to Average Net Assets(e)...........        2.70%    2.70%(f)
     Ratio of Net Investment Income to Average Net Assets.      (2.32)%  (2.43)%(f)
     Portfolio Turnover Rate..............................        80.7%   53.4%,(g)


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e)  Reflects Manager's contractual expense limit.

(f)  Computed on an  annualized  basis.

(g) Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and
     $84,000 from portfolio realignment.





                                                                   2006      2005(a)
                                                                   ----      ----
PREFERRED SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 10.60     $ 10.94
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.57        0.19
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.09      (0.26)
                          Total From Investment Operations         0.66      (0.07)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.50)      (0.27)
                         Total Dividends and Distributions       (0.50)      (0.27)
Net Asset Value, End of Period                                  $ 10.76     $ 10.60
Total Return(c)...........................................        6.44% (0.66%)( d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $7,105      $2,174
     Ratio of Expenses to Average Net Assets(e)...........        1.08% 1.35%(   f)
     Ratio of Net Investment Income to Average Net Assets.        5.42%    5.07%(f)
     Portfolio Turnover Rate..............................        22.4%       17.8%


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e)  Reflects Manager's contractual expense limit.

(f)  Computed on an annualized basis.




                                                                   2006       2005(a)
                                                                   ----        ----
PRINCIPAL LIFETIME 2010 FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 12.11     $ 12.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.32        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.08        0.02
                          Total From Investment Operations         1.40        0.07
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)          -
     Distributions from Realized Gains....................       (0.08)          -
                         Total Dividends and Distributions       (0.23)          -
Net Asset Value, End of Period                                  $ 13.28     $ 12.11
Total Return(c)...........................................       11.78% 0.58%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $17,464      $3,070
     Ratio of Expenses to Average Net Assets(e),(f).......        0.62% 1.30%(   g)
     Ratio of Net Investment Income to Average Net Assets.        2.53%    1.27%(g)
     Portfolio Turnover Rate..............................        16.6%       10.2%


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e)  Reflects Manager's contractual expense limit.

(f) Does not include expenses of the investment companies in which the Fund invests.

(g)  Computed on an annualized basis.




                                                                   2006      2005(a)
                                                                   ----       ----
PRINCIPAL LIFETIME 2020 FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 12.28     $ 12.13
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.25        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.48        0.12
                          Total From Investment Operations         1.73        0.15
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.16)          -
     Distributions from Realized Gains....................       (0.10)          -
                         Total Dividends and Distributions       (0.26)          -
Net Asset Value, End of Period                                  $ 13.75     $ 12.28
Total Return(c)...........................................       14.34% 1.24%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $23,723      $3,655
     Ratio of Expenses to Average Net Assets(e),(f).......        0.61% 1.40%(   g)
     Ratio of Net Investment Income to Average Net Assets.        1.91%    0.75%(g)
     Portfolio Turnover Rate..............................         7.4%        5.5%


                                                                   2006     2005(a)
                                                                   ----     ----
PRINCIPAL LIFETIME 2020 FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 12.24     $ 12.13
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.14          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.50        0.11
                          Total From Investment Operations         1.64        0.11
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)          -
     Distributions from Realized Gains....................       (0.10)          -
                         Total Dividends and Distributions       (0.16)          -
Net Asset Value, End of Period                                  $ 13.72     $ 12.24
Total Return(c)...........................................       13.57%    0.91%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,682        $979
     Ratio of Expenses to Average Net Assets(e),(f).......        1.40%    2.15%(g)
     Ratio of Net Investment Income to Average Net Assets.        1.11%  (0.04)%(g)
     Portfolio Turnover Rate..............................         7.4%        5.5%


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e)  Reflects Manager's contractual expense limit.

(f) Does not include expenses of the investment companies in which the Fund invests.

(g)  Computed on an annualized basis.




                                                                   2006      2005(a)
                                                                   ----       ----
PRINCIPAL LIFETIME 2030 FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 12.07     $ 11.88
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.18        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.66        0.18
                          Total From Investment Operations         1.84        0.19
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.27)          -
Net Asset Value, End of Period                                  $ 13.64     $ 12.07
Total Return(c)...........................................       15.46% 1.60%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $17,509      $2,564
     Ratio of Expenses to Average Net Assets(e),(f).......        0.64% 1.40%(   g)
     Ratio of Net Investment Income to Average Net Assets.        1.39%    0.14%(g)
     Portfolio Turnover Rate..............................         9.4%        4.8%


                                                                   2006     2005(a)
                                                                   ----     ----
PRINCIPAL LIFETIME 2030 FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 12.04     $ 11.88
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.09      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.65        0.19
                          Total From Investment Operations         1.74        0.16
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.18)          -
Net Asset Value, End of Period                                  $ 13.60     $ 12.04
Total Return(c)...........................................       14.55%    1.35%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,175        $789
     Ratio of Expenses to Average Net Assets(e),(f).......        1.40%    2.15%(g)
     Ratio of Net Investment Income to Average Net Assets.        0.72%  (0.68)%(g)
     Portfolio Turnover Rate..............................         9.4%        4.8%


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e)  Reflects Manager's contractual expense limit.

(f) Does not include expenses of the investment companies in which the Fund invests.

(g)  Computed on an annualized basis.




                                                                   2006      2005(a)
                                                                   ----       ----
PRINCIPAL LIFETIME 2040 FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 12.18     $ 11.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.14      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.76        0.24
                          Total From Investment Operations         1.90        0.22
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.29)          -
     Distributions from Realized Gains....................       (0.11)          -
                         Total Dividends and Distributions       (0.40)          -
Net Asset Value, End of Period                                  $ 13.68     $ 12.18
Total Return(c)...........................................       15.93% 1.84%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $9,356      $1,433
     Ratio of Expenses to Average Net Assets(e),(f).......        0.64% 1.40%(   g)
     Ratio of Net Investment Income to Average Net Assets.        1.08%  (0.38)%(g)
     Portfolio Turnover Rate..............................        13.1%        7.1%


                                                                   2006     2005(a)
                                                                   ----     ----
PRINCIPAL LIFETIME 2040 FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 12.16     $ 11.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.05      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.74        0.25
                          Total From Investment Operations         1.79        0.20
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.29)          -
     Distributions from Realized Gains....................       (0.11)          -
                         Total Dividends and Distributions       (0.40)          -
Net Asset Value, End of Period                                  $ 13.55     $ 12.16
Total Return(c)...........................................       15.03%    1.67%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,090        $621
     Ratio of Expenses to Average Net Assets(e),(f).......        1.40%    2.15%(g)
     Ratio of Net Investment Income to Average Net Assets.        0.38%  (1.17)%(g)
     Portfolio Turnover Rate..............................        13.1%        7.1%


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e)  Reflects Manager's contractual expense limit.

(f) Does not include expenses of the investment companies in which the Fund invests.

(g)  Computed on an annualized basis.





                                                                   2006      2005(a)
                                                                   ----       ----
PRINCIPAL LIFETIME 2050 FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 11.74     $ 11.48
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.09      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.80        0.30
                          Total From Investment Operations         1.89        0.26
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)          -
     Distributions from Realized Gains....................       (0.11)          -
                         Total Dividends and Distributions       (0.22)          -
Net Asset Value, End of Period                                  $ 13.41     $ 11.74
Total Return(c)...........................................       16.30% 2.26%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,685        $553
     Ratio of Expenses to Average Net Assets(e),(f).......        0.64% 1.50%(   g)
     Ratio of Net Investment Income to Average Net Assets.        0.67%  (0.93)%(g)
     Portfolio Turnover Rate..............................        15.9%        7.5%


                                                                 2006(h)
                                                                 ----
PRINCIPAL LIFETIME 2050 FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 12.64
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.71
                          Total From Investment Operations         0.66
Net Asset Value, End of Period                                  $ 13.30
Total Return(c)...........................................     5.22%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $451
     Ratio of Expenses to Average Net Assets(e),(f).......     1.25%(g)
     Ratio of Net Investment Income to Average Net Assets.   (0.63)%(g)
     Portfolio Turnover Rate..............................     15.9%(g)


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e)  Reflects Manager's contractual expense limit.

(f) Does not include expenses of the investment companies in which the Fund invests.

(g)  Computed on an annualized basis.

(h)  Period from March 15, 2006, date shares first offered,  through October 31,
     2006.




                                                                   2006      2005(a)
                                                                   ----       ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 11.98     $ 11.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.40        0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.68      (0.06)
                          Total From Investment Operations         1.08        0.02
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.20)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.32)          -
Net Asset Value, End of Period                                  $ 12.74     $ 11.98
Total Return(c)...........................................        9.16% 0.17%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $6,635      $1,832
     Ratio of Expenses to Average Net Assets(e),(f).......        0.65% 1.30%(   g)
     Ratio of Net Investment Income to Average Net Assets.        3.24%    1.90%(g)
     Portfolio Turnover Rate..............................        48.9%       43.8%


                                                                2006(h)
                                                                 ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 12.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.23
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.28
                          Total From Investment Operations         0.51
Net Asset Value, End of Period                                  $ 12.63
Total Return(c)...........................................     4.21%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $114
     Ratio of Expenses to Average Net Assets(e),(f).......     1.25%(g)
     Ratio of Net Investment Income to Average Net Assets.     3.00%(g)
     Portfolio Turnover Rate..............................     48.9%(g)


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e)  Reflects Manager's contractual expense limit.

(f) Does not include expenses of the investment companies in which the Fund invests.

(g)  Computed on an annualized basis.

(h)  Period from March 15, 2006, date shares first offered,  through October 31,
     2006.




                                                                   2006       2005(a)
                                                                   ----       ----
REAL ESTATE SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 20.43     $ 20.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.14        0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.80        0.35
                          Total From Investment Operations         7.94        0.44
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.13)
     Distributions from Realized Gains....................       (0.62)          -
                         Total Dividends and Distributions       (0.81)      (0.13)
Net Asset Value, End of Period                                  $ 27.56     $ 20.43
Total Return(c)...........................................       40.07% 2.20%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $125,408     $80,894
     Ratio of Expenses to Average Net Assets..............        1.43% 1.49%(   e)
     Ratio of Net Investment Income to Average Net Assets.        0.61%    1.29%(e)
     Portfolio Turnover Rate..............................        37.8% 26.7%,(  f)


                                                                   2006     2005(a)
                                                                   ----     ----
REAL ESTATE SECURITIES FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 20.44     $ 20.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.80        0.35
                          Total From Investment Operations         7.82        0.38
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.06)
     Distributions from Realized Gains....................       (0.62)          -
                         Total Dividends and Distributions       (0.70)      (0.06)
Net Asset Value, End of Period                                  $ 27.56     $ 20.44
Total Return(c)...........................................       39.33%    1.90%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $29,044     $22,712
     Ratio of Expenses to Average Net Assets..............        1.95%    2.38%(e)
     Ratio of Net Investment Income to Average Net Assets.        0.10%    0.39%(e)
     Portfolio Turnover Rate..............................        37.8%   26.7%,(f)


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.




                                                                   2006      2005(a)
                                                                   ----       ---
SHORT-TERM BOND FUND
Class A shares
Net Asset Value, Beginning of Period......................       $ 9.97     $ 10.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.41        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.01      (0.10)
                          Total From Investment Operations         0.42        0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.46)      (0.16)
                         Total Dividends and Distributions       (0.46)      (0.16)
Net Asset Value, End of Period                                   $ 9.93      $ 9.97
Total Return(c)...........................................        4.29% 0.07%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $93,951    $122,471
     Ratio of Expenses to Average Net Assets..............        0.96% 0.80%(   e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............        0.73%    0.70%(e)
     Ratio of Net Investment Income to Average Net Assets.        4.10%    3.15%(e)
     Portfolio Turnover Rate..............................        49.1% 110.8%,( g)


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(g) Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.





                                                                   2006       2005(a)
                                                                   ----       ----
SMALLCAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 15.93     $ 15.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.33        0.25
                          Total From Investment Operations         2.31        0.24
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.94)          -
                         Total Dividends and Distributions       (0.94)          -
Net Asset Value, End of Period                                  $ 17.30     $ 15.93
Total Return(c)...........................................       14.97% 1.53%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $109,783     $97,133
     Ratio of Expenses to Average Net Assets..............        1.40% 1.37%(   e)
     Ratio of Net Investment Income to Average Net Assets.      (0.15)%  (0.27)%(e)
     Portfolio Turnover Rate..............................       103.0% 137.4%,( f)


                                                                   2006     2005(a)
                                                                   ----     ----
SMALLCAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 15.89     $ 15.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.14)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.31        0.26
                          Total From Investment Operations         2.17        0.20
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.94)          -
                         Total Dividends and Distributions       (0.94)          -
Net Asset Value, End of Period                                  $ 17.12     $ 15.89
Total Return(c)...........................................       14.09%    1.27%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $24,476     $25,241
     Ratio of Expenses to Average Net Assets..............        2.11%    2.22%(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.85)%  (1.13)%(e)
     Portfolio Turnover Rate..............................       103.0%  137.4%,(f)


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total  return  amounts  have  not  been  annualized.

(e)  Computed on an  annualized  basis.

(f) Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.




                                                                   2006      2005(a)
                                                                   ----      ----
SMALLCAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 17.49     $ 16.98
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.01      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.99        0.52
                          Total From Investment Operations         3.00        0.51
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.28)          -
                         Total Dividends and Distributions       (1.28)          -
Net Asset Value, End of Period                                  $ 19.21     $ 17.49
Total Return(c)...........................................       18.03% 3.00%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $8,839      $1,302
     Ratio of Expenses to Average Net Assets(e)...........        1.49% 1.70%(   f)
     Ratio of Net Investment Income to Average Net Assets.        0.07%  (0.18)%(f)
     Portfolio Turnover Rate..............................        97.9%      133.7%


                                                                   2006     2005(a)
                                                                   ----     ----
SMALLCAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 17.55     $ 16.98
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.13)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.00        0.62
                          Total From Investment Operations         2.87        0.57
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.28)          -
                         Total Dividends and Distributions       (1.28)          -
Net Asset Value, End of Period                                  $ 19.14     $ 17.55
Total Return(c)...........................................       17.18% 3.36%(d),(g)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,612        $439
     Ratio of Expenses to Average Net Assets(e)...........        2.24%    2.45%(f)
     Ratio of Net Investment Income to Average Net Assets.      (0.70)%  (0.82)%(f)
     Portfolio Turnover Rate..............................        97.9%      133.7%


(a)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e)  Reflects Manager's contractual expense limit.

(f)  Computed on an  annualized  basis.

(g)  During 2005, the Fund  processed a significant  (relative to the Class) "As
     Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.




                                                                2006(a)
                                                                  ----
ULTRA SHORT BOND FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 10.05
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.29
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.01)
                          Total From Investment Operations         0.28
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.27)
                         Total Dividends and Distributions       (0.27)
Net Asset Value, End of Period                                  $ 10.06
Total Return(c)........................................... 3.00%(    d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $20,427
     Ratio of Expenses to Average Net Assets(e)........... 0.75%(    f)
     Ratio of Net Investment Income to Average Net Assets.     4.57%(f)
     Portfolio Turnover Rate..............................        49.0%


(a) Period from March 15, 2006, date shares first offered, through October 31, 2006.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e)  Reflects Manager's contractual expense limit.

(f)  Computed on an annualized basis.



ADDITIONAL INFORMATION


Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated May 29, 2007, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on our website PrincipalFunds.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

             Principal Investors Fund, Inc. SEC File 811-07572

APPENDIX A


SUMMARY OF PRINCIPAL RISKS


The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called "principal risks." The principal risks of investing in the Funds are stated above as to each Fund in the Fund's description. Each of these risks is summarized below. The first four risks described below - credit and counterparty risk, liquidity risk, market risk, and management risk (except the LargeCap S&P 500 Index Fund) - apply to all the Funds. The remaining risks apply to certain of the Funds as described previously. Additional information about the Funds, their investments, and the related risks is located under "Certain Investment Strategies and Related Risks" and in the Statement of Additional Information.


RISKS COMMON TO ALL OF THE FUNDS
--------------------------------

CREDIT AND COUNTERPARTY RISK
Each of the funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

LIQUIDITY RISK
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MARKET RISK
The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

MANAGEMENT RISK
Each of the funds is actively managed by its investment advisor or sub-advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub-advisor(s) to make investment decisions that are suited to achieving the fund's investment objective. If the advisor's or sub-advisor(s)' strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

ADDITIONAL RISKS APPLICABLE TO CERTAIN FUNDS
--------------------------------------------

ACTIVE TRADING RISK
A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund's brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

DERIVATIVES RISK
Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund's use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

EMERGING MARKET RISK
Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

EQUITY SECURITIES RISK
Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

EURODOLLAR AND YANKEE OBLIGATIONS RISK
Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country, the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and adverse political or economic developments will affect investments in a foreign country.

EXCHANGE RATE RISK
Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds' foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

FIXED-INCOME SECURITIES RISK
Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.


Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.


FOREIGN SECURITIES RISK
Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund's investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

GEOGRAPHIC CONCENTRATION RISK
Funds that invest significant portions of their assets in concentrated geographic areas such as a particular state or region of the U.S. have more exposure to local or regional economic risks than funds that invest more broadly.

GROWTH STOCK RISK
Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A fund's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

HIGH YIELD SECURITIES RISK
Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." While these securities generally provide greater income potential than investments in higher rated fixed-income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed-income securities. High yield securities are considered speculative by the major credit rating agencies.

INITIAL PUBLIC OFFERINGS ("IPOS") RISK
There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

INVESTMENT COMPANY SECURITIES RISK
Certain funds invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including investment advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

MARKET SEGMENT RISK
Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:
  . MidCap: A fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.
  . LargeCap: A fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.
  . SmallCap: A fund's strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

MID CAP STOCK RISK
Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

MUNICIPAL SECURITIES RISK
Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of funds investing in such securities. Funds that invest in municipal securities are also subject to the risk that some or all of the interest they receive from such securities might become taxable by law or determined by the Internal Revenue Service (or the relevant state's tax authority) to be taxable, in which event the value of such funds' investments would likely decline.

NON-DIVERSIFICATION RISK
A fund that is non-diversified may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect the fund's performance.

PORTFOLIO DURATION RISK
Portfolio duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

PREPAYMENT RISK
Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

REAL ESTATE SECURITIES RISK
Real estate investment trusts ("REITs") or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting
from environmental problems.   Equity and mortgage REITs are dependent on
management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage
REITs:
  . may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
  . may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments);
  . are subject to cash flow dependency and defaults by borrowers; and . could fail to qualify for tax-free pass-through of income under the Internal
    Revenue Code.

SECTOR RISK
When a fund's investments are concentrated in a particular industry or sector of the economy (e.g., real estate, technology, financial services), they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. Funds concentrating in a particular industry sector tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. A fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting that industry or sector.

SMALL COMPANY RISK
Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

UNDERLYING FUND RISK
The LifeTime Funds and the Strategic Asset Management ("SAM") Portfolios operate as funds of funds and invest principally in underlying funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expenses for that fund.

Principal is the Manager of the Principal LifeTime Funds, SAM Portfolios, and each of the underlying Funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the LifeTime Funds and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub-Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.


The following table shows the percentage of the outstanding shares of underlying funds owned by the LifeTime Funds as of October 31, 2006.

                                         PRINCIPAL LIFETIME FUNDS
                                                                                         PRINCIPAL
                                  PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL  LIFETIME
                                  LIFETIME   LIFETIME   LIFETIME   LIFETIME   LIFETIME   STRATEGIC
        UNDERLYING FUND             2010       2020       2030       2040       2050      INCOME     TOTAL
        ---------------           ---------  ---------  ---------  ---------  ---------  ---------   -----
 Bond & Mortgage Securities        16.87%     23.70%     13.86%      4.38%      1.11%      7.61%     67.54%
 Disciplined LargeCap Blend        10.16      27.92      25.91      12.99       6.55       1.96      85.49
 Inflation Protection               7.23                                                   4.32      11.55
 International Emerging Markets     2.21       5.82       5.67       2.45       1.12                 17.28
 International Growth               5.01      14.89      15.65       7.46       4.00       1.17      48.18
 Large Cap Growth                   4.66      11.72      11.69       6.35       3.12       0.99      38.53
 LargeCap Value                     4.38      11.09      11.32       6.21       2.92       0.94      36.85
 Partners International             1.55       3.26       3.18       1.68       0.81       0.27      10.75
 Partners LargeCap Blend I          3.30      10.50       8.72       4.39       2.17       0.76      29.84
 Partners LargeCap Growth I         1.13       2.17       2.42       1.46       0.66       0.20       8.05
 Partners LargeCap Growth II        3.54       9.07       9.05       4.97       2.36       0.68      29.68
 Partners LargeCap Value            2.08       5.03       5.06       2.71       1.38       0.44      16.69
 Partners LargeCap Value I          1.40       3.31       3.33       1.62       0.80                 10.45
 Partners MidCap Growth                        1.75       2.18       1.10       0.61                  5.64
 Partners MidCap Value I                       1.12       1.39       0.70       0.39                  3.60
 Partners SmallCap Growth I                               6.45       4.66       2.60                 13.71
 Partners SmallCap Growth III       2.36      13.51      13.60       7.71       4.14                 41.33
 Partners SmallCap Value I                                1.74       1.26       0.78                  3.78
 Preferred Securities              16.04      29.94      16.44       4.98       1.51       6.60      75.51
 Real Estate Securities             6.82      12.50       8.56       2.68       0.66       2.04      33.26
 SmallCap S&P 600 Index            10.03      11.45       9.11       5.08       2.22       2.22      40.11
 SmallCap Value                     2.66      14.16      14.47       8.18       4.41                 43.89
 Ultra Short Bond                  31.81                                                  30.57      62.38



The SAM Portfolios commenced operations on January 12, 2007, as successor portfolios for the WM Group of Funds ("WMA") SAM Portfolios. The predecessor portfolios invested in shares of funds that have been combined with various Funds of Principal Investors Fund ("PIF") as follows:

         WMA ACQUIRED FUNDS                 PIF ACQUIRING FUNDS
   Equity Income Fund                 Equity Income Fund I
   Growth Fund                        LargeCap Growth Fund
   Growth & Income Fund               Disciplined  LargeCap Blend Fund
   High Yield Fund                   High Yield Fund II
   Income Fund                        Income Fund
   International Growth Fund          Diversified International Fund
   Mid Cap Stock Fund                 MidCap Stock Fund
   Money Market Fund                 Money Market Fund
   REIT Fund                          Real Estate Securities Fund
   Short-Term Income Fund             Short-Term Income Fund
   Small Cap Growth Fund              SmallCap Growth Fund
   Small Cap Value Fund               SmallCap Value Fund
   U.S. Government Securities Fund    Mortgage Securities Fund
   West Coast Equity Fund             West Coast Equity Fund

The following table shows the percentage of the outstanding shares of the predecessor Underlying Funds owned by the predecessor Portfolios as of October 31, 2006.

                                            STRATEGIC ASSET MANAGEMENT PORTFOLIOS/(1)/
                           FLEXIBLE         CONSERVATIVE                          CONSERVATIVE         STRATEGIC
   UNDERLYING FUND          INCOME            BALANCED           BALANCED            GROWTH              GROWTH
   ---------------         --------         ------------         --------         ------------         ---------
 REIT Fund                   1.87%              2.85%             30.86%             33.33%              20.35%
 Equity Income Fund          1.05               1.56              15.06              16.28               10.55
 Growth & Income Fund        2.29               2.25              24.33              26.28               17.08
 West Coast Equity
 Fund                        0.59               1.33              14.44              15.36               10.65
 Mid Cap Stock Fund          2.53               2.25              24.25              25.50               19.09
 Growth Fund                 2.65               2.68              30.98              31.32               22.45
 Small Cap Value Fund        3.17               2.58              31.01              34.95               22.92
 Small Cap Growth Fund       2.40               1.87              22.60              25.72               16.91
 International Growth
 Fund                                           2.85              31.54              31.83               22.33
 Short Term Income
 Fund                       42.88              15.20              18.55
 U.S. Government
 Securities Fund            15.77               9.88              46.79              16.36
 Income Fund                17.72               9.47              39.71              12.24
 High Yield Fund             4.97               3.25              18.66               8.43                8.25
///(1)/
 Each of the Strategic Asset Management Portfolios and each of the underlying funds in the table below began operations on January
 12, 2007. Each is a successor fund to a portfolio managed by WM Advisors prior to that date.
                                            STRATEGIC ASSET MANAGEMENT PORTFOLIOS/(1)/

   UNDERLYING FUND           TOTAL
   ---------------           -----
 REIT Fund                  89.26%
 Equity Income Fund         44.50
 Growth & Income Fund       72.23
 West Coast Equity          42.37
 Fund
 Mid Cap Stock Fund         73.62
 Growth Fund                90.08
 Small Cap Value Fund       94.63
 Small Cap Growth Fund      69.50
 International Growth       88.55
 Fund
 Short Term Income          76.63
 Fund
 U.S. Government            88.80
 Securities Fund
 Income Fund                79.14
 High Yield Fund            43.56
///(1)/
 Each of the Strategic Asset Management Portfolios and each of the underlying funds in the table below began operations on January
 12, 2007. Each is a successor fund to a portfolio managed by WM Advisors prior to that date.



One or more of the SAM Portfolios intend to invest in the Diversified International, Disciplined LargeCap Blend, Equity Income I, LargeCap Growth, SmallCap Growth, and SmallCap Value Funds, and may acquire a significant percentage of the underlying funds' outstanding shares.


U.S. GOVERNMENT SECURITIES RISK
U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of a fund's securities do not affect interest income on securities already held by the fund but are reflected in the fund's price per share. Since the magnitude of these fluctuations generally is greater at times when a fund's average maturity is longer, under certain market conditions a fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

U.S. GOVERNMENT SPONSORED SECURITIES RISK
A fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

VALUE STOCK RISK
A fund's investments in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A fund's strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

APPENDIX B


DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUS

The performance tables included in the prospectus provide performance information of various indices. These indices are described in this appendix. An investment cannot be made directly in the indices and the indices' performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the indices.


CITIGROUP BROAD MARKET (BMI) GLOBAL EX-US INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US $100 million and above.


CITIGROUP BROAD INVESTMENT-GRADE BOND INDEX measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, and includes institutionally traded U.S. Treasury, government-sponsored, mortgage-backed, asset-backed, and investment-grade securities.


CITIGROUP BROAD INVESTMENT-GRADE CREDIT 1-3 YEARS INDEX measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, with maturities between 1 and 3 years. Indices are unmanaged and individuals cannot invest directly in an index. Index performance information reflects no deduction for fees, expenses, or taxes.


CITIGROUP U.S. HIGH YIELD MARKET CAPPED INDEX uses the U.S. High Yield Market Index as its foundation, imposing a cap on the par amount of each issuer at US $5 billion.


CITIGROUP MORTGAGE INDEX represents the mortgage-backed securities component of Citigroup's Broad Investment-Grade Bond Index. It consists of 30- and 15-year agency-issued (Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC")) pass-through securities as well as FNMA and FHLMC balloon mortgages.


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS 1-3 GOVERNMENT/CREDIT BOND INDEX represents a combination of the Government and Corporate Bond indices with maturities between one and three years.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA, and FHLMC.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is an unmanaged index composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS U.S. TREASURY BELLWETHERS 3 MONTH INDEX is composed of public obligations of the U.S. Treasury with a maturity of three months.


LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index of investment-grade, tax-exempt bonds which have been issued within the last five years and which have at least one year to maturity.


LEHMAN BROTHERS U.S. TREASURY TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.


MERRILL LYNCH PREFERRED HYBRID INDEX is an unmanaged index of investment grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA, AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) US REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.


MORNINGSTAR HIGH YIELD BOND CATEGORY consists of High-Yield bond funds which concentrate on lower-quality bonds. These funds generally offer higher yields than other types of funds - but they are also more vulnerable to economic and credit risk.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.


MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more stable stock prices.


MORNINGSTAR LONG-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of long-term bond mutual funds that have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.


MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR MUNI NATIONAL LONG CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in municipal bonds with maturities of 10 years or more that are issued by various state and local governments to fund public projects and are free from federal taxes.


MORNINGSTAR SHORT GOVERNMENT CATEGORY AVERAGE Short-government portfolios have at least 90% of their bond holdings in bonds backed by the U.S. government or by government-linked agencies. This backing minimizes the credit risk of these portfolios, as the U.S. government is unlikely to default on its debt. These portfolios have durations between one and 3.5 years (or, if duration is unavailable, average effective maturities between one and four years), so they have relatively less sensitivity to interest rates, and thus low risk potential.



MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.

MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


MORNINGSTAR TARGET DATE CATEGORY portfolios provide diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.


RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.


RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL 3000 INDEX is an unmanaged index that is the combination of Russell 1000 Index and the Russell 2000 Index.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility, and transportation companies.


S&P 500/CITIGROUP VALUE INDEX is a float-adjusted market-capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum. Until December 16, 2005, when Standard & Poor's changed the name of the index and its calculation methodology, the index was called the S&P 500/Barra Value Index.


S&P MIDCAP 400 INDEX is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.